Separate Account A

The Variable Annuity Life Insurance Company

2021

Annual Report

December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Variable Annuity Life Insurance Company and The Variable Annuity Life Insurance Company Contract Owners of Separate Account A.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of The Variable Annuity Life Insurance Company Separate Account A (“Separate Account A”) indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of the Separate Account A as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Beacon Bridgeway Large Cap Growth Fund Investor Class	Ariel Appreciation Fund Investor Class
Ariel Fund Investor Class	AST SA BlackRock Multi-Asset Income Portfolio Class 3 (1)(3)
AST SA PGI Asset Allocation Portfolio Class 3 (3)(5)	FTVIP Franklin Allocation VIP Fund Class 2
FTVIP Franklin Income VIP Fund Class 2	Goldman Sachs VIT Government Money Market Fund Service Shares
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5
Invesco V.I. Comstock Fund Series II	Invesco V.I. Growth and Income Fund Series II
Lord Abbett Growth and Income Portfolio Class VC	PIMCO Emerging Markets Bond Portfolio Advisor Class (2)
PIMCO Total Return Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class (4)
SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 3
SAST SA American Funds Growth Portfolio Class 3	SAST SA American Funds Growth-Income Portfolio Class 3
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3 (2)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Columbia Technology Portfolio Class 3 (3)(10)
SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Class 1 (4)
SAST SA Fidelity Institutional AM® International Growth Class 3	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 3
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Tactical Opportunities Portfolio Class 3
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1 (4)	SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3
SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Global Index Allocation 75/25 Portfolio Class 3
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Global Bond Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 3
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 3
SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 3
SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA Invesco VCP Equity-Income Portfolio Class 3 (3)(27)
SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA JPMorgan Global Equities Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3

SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3
SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA MFS Total Return Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Morgan Stanley International Equities Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Putnam International Growth and Income Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA VCP Dynamic Strategy Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Wellington Capital Appreciation Portfolio Class 3 (6)	SAST SA Wellington Government and Quality Bond Portfolio Class 3 (7)
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3 (8)	SAST SA WellsCap Aggressive Growth Portfolio Class 3 (3)(9)
SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Growth Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 3
T Rowe Price Retirement 2015 Advisor Class	T Rowe Price Retirement 2020 Advisor Class
T Rowe Price Retirement 2025 Advisor Class	T Rowe Price Retirement 2030 Advisor Class
T Rowe Price Retirement 2035 Advisor Class	T Rowe Price Retirement 2040 Advisor Class
T Rowe Price Retirement 2045 Advisor Class	T Rowe Price Retirement 2050 Advisor Class
T Rowe Price Retirement 2055 Advisor Class	T Rowe Price Retirement 2060 Advisor Class
VALIC Company I Aggressive Growth Lifestyle Fund (4)(11)	VALIC Company I Asset Allocation Fund
VALIC Company I Blue Chip Growth Fund	VALIC Company I Capital Appreciation Fund (12)
VALIC Company I Capital Conservation Fund (3)(14)	VALIC Company I Conservative Growth Lifestyle Fund (13)
VALIC Company I Core Bond Fund (14)	VALIC Company I Core Equity Fund (3)(22)
VALIC Company I Dividend Value Fund	VALIC Company I Dynamic Allocation Fund
VALIC Company I Emerging Economies Fund	VALIC Company I Global Real Estate Fund
VALIC Company I Global Strategy Fund	VALIC Company I Government Money Market I Fund
VALIC Company I Government Securities Fund	VALIC Company I Growth Fund
VALIC Company I Health Sciences Fund (3)(23)	VALIC Company I High Yield Bond Fund (15)
VALIC Company I Inflation Protected Fund	VALIC Company I International Equities Index Fund
VALIC Company I International Government Bond Fund	VALIC Company I International Growth Fund
VALIC Company I International Opportunities Fund (16)	VALIC Company I International Socially Responsible Fund
VALIC Company I International Value Fund	VALIC Company I Large Cap Core Fund (3)(22)
VALIC Company I Large Capital Growth Fund	VALIC Company I Mid Cap Index Fund
VALIC Company I Mid Cap Strategic Growth Fund	VALIC Company I Mid Cap Value Fund (17)
VALIC Company I Moderate Growth Lifestyle Fund (18)	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Science & Technology Fund	VALIC Company I Small Cap Aggressive Growth Fund (3)(19)
VALIC Company I Small Cap Fund (3)(19)	VALIC Company I Small Cap Growth Fund (19)
VALIC Company I Small Cap Index Fund	VALIC Company I Small Cap Special Values Fund
VALIC Company I Small Cap Value Fund (20)	VALIC Company I Small Mid Growth Fund (3)(25)
VALIC Company I Stock Index Fund	VALIC Company I Systematic Core Fund
VALIC Company I Systematic Value Fund	VALIC Company I U.S. Socially Responsible Fund (21)
VALIC Company I Value Fund (3) (24)	VALIC Company II Aggressive Growth Lifestyle Fund (4)(11)
VALIC Company II Capital Appreciation Fund (3)(12)	VALIC Company II Conservative Growth Lifestyle Fund (3)(13)
VALIC Company II Core Bond Fund (3)(14)	VALIC Company II Government Money Market II Fund (3) (26)
VALIC Company II High Yield Bond Fund (3)(15)	VALIC Company II International Opportunities Fund (3)(16)
VALIC Company II Large Cap Value Fund (3)(24)	VALIC Company II Mid Cap Growth Fund (3)(25)
VALIC Company II Mid Cap Value Fund (3)(17)	VALIC Company II Moderate Growth Lifestyle Fund (18)
VALIC Company II Small Cap Growth Fund (3)(19)	VALIC Company II Small Cap Value Fund (3) (20)
VALIC Company II Strategic Bond Fund (3)(14)	VALIC Company II U.S. Socially Responsible Fund (3)(21)
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	Vanguard LifeStrategy Growth Fund Investor Shares
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	Vanguard Long-Term Investment-Grade Fund Investor Shares
Vanguard Long-Term Treasury Fund Investor Shares	Vanguard Wellington Fund Investor Shares
Vanguard Windsor II Fund Investor Shares

(1)	For the period January 1, 2020 to January 31, 2020 (cessation of operations).

(2)	For the period October 13, 2020 (commencement of operations) to December 31, 2020 and January 1, 2021 to December 31, 2021.
(3)	Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective periods presented.
(4)	There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(5)	The AST SA PGI Asset Allocation Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Diversified Balanced Portfolio.
(6)	The AST SA Wellington Capital Appreciation Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.
(7)	The AST SA Wellington Government and Quality Bond Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Government and Quality Bond Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.
(8)	The AST SA Wellington Strategic Multi-Asset Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Strategic Multi-Asset Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.
(9)	The SAST SA WellsCap Aggressive Growth Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Mid-Cap Growth Portfolio.
(10)	The SAST SA Columbia Technology Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.
(11)	The VALIC Company II Aggressive Growth Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Aggressive Growth Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.
(12)	The VALIC Company II Capital Appreciation Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Capital Appreciation Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.
(13)	The VALIC Company II Conservative Growth Lifestyle Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Conservative Growth Lifestyle Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.
(14)	The VALIC Company II Core Bond Fund, VALIC Company II Strategic Bond Fund and the VALIC Company I Capital Conservation Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Core Bond Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.
(15)	The VALIC Company II High Yield Bond Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I High Yield Bond Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.
(16)	The VALIC Company II International Opportunities Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I International Opportunities Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.
(17)	The VALIC Company II Mid Cap Value Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Mid Cap Value Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.
(18)	The VALIC Company II Moderate Growth Lifestyle Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Moderate Growth Lifestyle Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.
(19)	The VALIC Company II Small Cap Growth Fund, VALIC Company I Small Cap Aggressive Growth Fund and the VALIC Company I Small Cap Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Small Cap Growth Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.
(20)	The VALIC Company II Small Cap Value Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Small Cap Value Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.
(21)	The VALIC Company II U.S. Socially Responsible Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I U.S. Socially Responsible Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.
(22)	The VALIC Company I Core Equity Fund and VALIC Company I Large Cap Core Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to April 19, 2021 (cessation of operations) merged into the VALIC Company I Systematic Core Fund.

3

(23)	The VALIC Company I Health Sciences Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to April 19, 2021 (cessation of operations) merged into the VALIC Company I Science & Technology Fund.
(24)	The VALIC Company I Value Fund and the VALIC Company II Large Cap Value Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to April 19, 2021 (cessation of operations) merged into the VALIC Company I Systematic Value Fund.
(25)	The VALIC Company I Small Mid Growth Fund and the VALIC Company II Mid Cap Growth Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to April 19, 2021 (cessation of operations) merged into the VALIC Company I Mid Cap Strategic Growth Fund.
(26)	The VALIC Company II Government Money Market II Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Government Money Market I Fund.
(27)	The SAST SA Invesco VCP Equity-Income Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 3, 2021, merged into the SAST SA VCP Dynamic Strategy Portfolio.

Basis for Opinions

These financial statements are the responsibility of The Variable Annuity Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 25, 2022

We have served as the auditor of one or more of the sub-accounts of The Variable Annuity Life Insurance Company since at least 1994. We have not been able to determine the specific year we began serving as auditor.

4

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
American Beacon Bridgeway Large Cap Growth Fund Investor Class	$89,572,363	$(4,170)	$89,568,193	$11,692	$89,556,501	$89,568,193
Ariel Appreciation Fund Investor Class	360,064,020	(11,927)	360,052,093	369,238	359,682,855	360,052,093
Ariel Fund Investor Class	461,678,196	(18,757)	461,659,439	213,924	461,445,515	461,659,439
FTVIP Franklin Allocation VIP Fund Class 2	637,646	-	637,646	-	637,646	637,646
FTVIP Franklin Income VIP Fund Class 2	5,969,498	-	5,969,498	-	5,969,498	5,969,498
Goldman Sachs VIT Government Money Market Fund Service Shares	2,742,018	-	2,742,018	-	2,742,018	2,742,018
Invesco V.I. American Franchise Fund Series II	1,444,129	-	1,444,129	-	1,444,129	1,444,129
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	152,775,817	(4,862)	152,770,955	37,259	152,733,696	152,770,955
Invesco V.I. Comstock Fund Series II	1,570,882	-	1,570,882	-	1,570,882	1,570,882
Invesco V.I. Growth and Income Fund Series II	1,707,550	-	1,707,550	-	1,707,550	1,707,550
Lord Abbett Growth and Income Portfolio Class VC	517,655	-	517,655	-	517,655	517,655
PIMCO Emerging Markets Bond Portfolio Advisor Class	29,354	-	29,354	-	29,354	29,354
PIMCO Total Return Portfolio Advisor Class	4,537,303	-	4,537,303	-	4,537,303	4,537,303
SST SA Allocation Balanced Portfolio Class 3	3,931,710	-	3,931,710	-	3,931,710	3,931,710
SST SA Allocation Growth Portfolio Class 3	8,702,014	-	8,702,014	-	8,702,014	8,702,014
SST SA Allocation Moderate Growth Portfolio Class 3	6,312,410	-	6,312,410	-	6,312,410	6,312,410
SST SA Allocation Moderate Portfolio Class 3	7,976,509	-	7,976,509	-	7,976,509	7,976,509
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	3,271,037	-	3,271,037	-	3,271,037	3,271,037
SST SA Wellington Real Return Portfolio Class 3	5,483,588	-	5,483,588	-	5,483,588	5,483,588
SAST SA AB Growth Portfolio Class 3	4,958,203	-	4,958,203	-	4,958,203	4,958,203
SAST SA AB Small & Mid Cap Value Portfolio Class 3	1,937,471	-	1,937,471	-	1,937,471	1,937,471
SAST SA American Funds Asset Allocation Portfolio Class 3	77,043,681	-	77,043,681	-	77,043,681	77,043,681
SAST SA American Funds Global Growth Portfolio Class 3	3,927,168	-	3,927,168	-	3,927,168	3,927,168
SAST SA American Funds Growth Portfolio Class 3	13,577,185	-	13,577,185	-	13,577,185	13,577,185
SAST SA American Funds Growth-Income Portfolio Class 3	7,667,148	-	7,667,148	-	7,667,148	7,667,148
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	89,930,602	-	89,930,602	-	89,930,602	89,930,602
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	407,396	-	407,396	-	407,396	407,396
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	38,221,721	-	38,221,721	-	38,221,721	38,221,721
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,952,266	-	1,952,266	-	1,952,266	1,952,266
SAST SA Emerging Markets Equity Index Portfolio Class 3	207,858	-	207,858	-	207,858	207,858
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	8,372,192	-	8,372,192	-	8,372,192	8,372,192
SAST SA Fidelity Institutional AM® International Growth Class 3	32,176	-	32,176	-	32,176	32,176
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	435,152	-	435,152	-	435,152	435,152
SAST SA Fixed Income Index Portfolio Class 3	4,791,746	-	4,791,746	-	4,791,746	4,791,746
SAST SA Fixed Income Intermediate Index Portfolio Class 3	1,964,110	-	1,964,110	-	1,964,110	1,964,110
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	1,315,128	-	1,315,128	-	1,315,128	1,315,128
SAST SA Franklin Small Company Value Portfolio Class 3	905,000	-	905,000	-	905,000	905,000
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	5,077,960	-	5,077,960	-	5,077,960	5,077,960
SAST SA Franklin Tactical Opportunities Portfolio Class 3	862,442	-	862,442	-	862,442	862,442
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	2,584	-	2,584	-	2,584	2,584
SAST SA Global Index Allocation 60/40 Portfolio Class 3	2,728,277	-	2,728,277	-	2,728,277	2,728,277
SAST SA Global Index Allocation 75/25 Portfolio Class 3	2,856,378	-	2,856,378	-	2,856,378	2,856,378
SAST SA Global Index Allocation 90/10 Portfolio Class 3	10,190,225	-	10,190,225	-	10,190,225	10,190,225
SAST SA Goldman Sachs Global Bond Portfolio Class 3	2,944,792	-	2,944,792	-	2,944,792	2,944,792
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	3,004,079	-	3,004,079	-	3,004,079	3,004,079
SAST SA Index Allocation 60/40 Portfolio Class 3	9,404,305	-	9,404,305	-	9,404,305	9,404,305
SAST SA Index Allocation 80/20 Portfolio Class 3	15,114,442	-	15,114,442	-	15,114,442	15,114,442
SAST SA Index Allocation 90/10 Portfolio Class 3	53,694,248	-	53,694,248	-	53,694,248	53,694,248
SAST SA International Index Portfolio Class 3	542,739	-	542,739	-	542,739	542,739
SAST SA Invesco Growth Opportunities Portfolio Class 3	399,489	-	399,489	-	399,489	399,489
SAST SA Invesco Main Street Large Cap Portfolio Class 3	1,485,539	-	1,485,539	-	1,485,539	1,485,539
SAST SA Janus Focused Growth Portfolio Class 3	1,222,630	-	1,222,630	-	1,222,630	1,222,630
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	3,841,748	-	3,841,748	-	3,841,748	3,841,748
SAST SA JPMorgan Emerging Markets Portfolio Class 3	696,867	-	696,867	-	696,867	696,867
SAST SA JPMorgan Equity-Income Portfolio Class 3	1,844,423	-	1,844,423	-	1,844,423	1,844,423
SAST SA JPMorgan Global Equities Portfolio Class 3	95,555	-	95,555	-	95,555	95,555
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	7,869,118	-	7,869,118	-	7,869,118	7,869,118
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	2,745,820	-	2,745,820	-	2,745,820	2,745,820
SAST SA Large Cap Growth Index Portfolio Class 3	1,170,375	-	1,170,375	-	1,170,375	1,170,375
SAST SA Large Cap Index Portfolio Class 3	1,740,771	-	1,740,771	-	1,740,771	1,740,771
SAST SA Large Cap Value Index Portfolio Class 3	541,765	-	541,765	-	541,765	541,765
SAST SA MFS Blue Chip Growth Portfolio Class 3	1,932,038	-	1,932,038	-	1,932,038	1,932,038
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	1,763,972	-	1,763,972	-	1,763,972	1,763,972
SAST SA MFS Total Return Portfolio Class 3	1,629,367	-	1,629,367	-	1,629,367	1,629,367
SAST SA Mid Cap Index Portfolio Class 3	1,478,836	-	1,478,836	-	1,478,836	1,478,836
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,013,140	-	1,013,140	-	1,013,140	1,013,140
SAST SA PIMCO RAE International Value Portfolio Class 3	756,691	-	756,691	-	756,691	756,691
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	35,606,116	-	35,606,116	-	35,606,116	35,606,116
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,806,740	-	1,806,740	-	1,806,740	1,806,740
SAST SA Putnam International Growth and Income Portfolio Class 3	151,643	-	151,643	-	151,643	151,643
SAST SA Schroders VCP Global Allocation Portfolio Class 3	20,925,775	-	20,925,775	-	20,925,775	20,925,775
SAST SA Small Cap Index Portfolio Class 3	1,132,061	-	1,132,061	-	1,132,061	1,132,061
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	3,953,968	-	3,953,968	-	3,953,968	3,953,968

  The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	$48,805,719	$-	$48,805,719	$-	$48,805,719	$48,805,719
SAST SA VCP Dynamic Allocation Portfolio Class 3	100,164,225	-	100,164,225	-	100,164,225	100,164,225
SAST SA VCP Dynamic Strategy Portfolio Class 3	107,815,607	-	107,815,607	-	107,815,607	107,815,607
SAST SA VCP Index Allocation Portfolio Class 3	30,293,401	-	30,293,401	-	30,293,401	30,293,401
SAST SA Wellington Capital Appreciation Portfolio Class 3	12,437,334	-	12,437,334	-	12,437,334	12,437,334
SAST SA Wellington Government and Quality Bond Portfolio Class 3	6,199,604	-	6,199,604	-	6,199,604	6,199,604
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	2,374,025	-	2,374,025	-	2,374,025	2,374,025
T Rowe Price Retirement 2015 Advisor Class	18,542,713	(314)	18,542,399	-	18,542,399	18,542,399
T Rowe Price Retirement 2020 Advisor Class	42,170,434	(785)	42,169,649	-	42,169,649	42,169,649
T Rowe Price Retirement 2025 Advisor Class	69,943,647	(1,608)	69,942,039	-	69,942,039	69,942,039
T Rowe Price Retirement 2030 Advisor Class	78,286,957	(2,409)	78,284,548	-	78,284,548	78,284,548
T Rowe Price Retirement 2035 Advisor Class	64,767,617	(2,233)	64,765,384	-	64,765,384	64,765,384
T Rowe Price Retirement 2040 Advisor Class	64,428,494	(2,538)	64,425,956	-	64,425,956	64,425,956
T Rowe Price Retirement 2045 Advisor Class	49,540,946	(2,202)	49,538,744	-	49,538,744	49,538,744
T Rowe Price Retirement 2050 Advisor Class	42,813,773	(2,256)	42,811,517	-	42,811,517	42,811,517
T Rowe Price Retirement 2055 Advisor Class	21,659,640	(1,470)	21,658,170	-	21,658,170	21,658,170
T Rowe Price Retirement 2060 Advisor Class	17,791,338	(1,408)	17,789,930	-	17,789,930	17,789,930
VALIC Company I Aggressive Growth Lifestyle Fund	750,218,334	(38,973)	750,179,361	31,745	750,147,616	750,179,361
VALIC Company I Asset Allocation Fund	161,847,139	(8,189)	161,838,950	88,273	161,750,677	161,838,950
VALIC Company I Blue Chip Growth Fund	1,016,927,533	(51,205)	1,016,876,328	128,530	1,016,747,798	1,016,876,328
VALIC Company I Capital Appreciation Fund	62,777,923	(3,110)	62,774,813	-	62,774,813	62,774,813
VALIC Company I Conservative Growth Lifestyle Fund	368,999,361	(15,338)	368,984,023	-	368,984,023	368,984,023
VALIC Company I Core Bond Fund	2,271,015,932	(109,913)	2,270,906,019	123,622	2,270,782,397	2,270,906,019
VALIC Company I Dividend Value Fund	1,343,662,951	(82,052)	1,343,580,899	224,992	1,343,355,907	1,343,580,899
VALIC Company I Dynamic Allocation Fund	185,075,934	(2,550)	185,073,384	-	185,073,384	185,073,384
VALIC Company I Emerging Economies Fund	724,634,282	(21,753)	724,612,529	52,678	724,559,851	724,612,529
VALIC Company I Global Real Estate Fund	541,176,352	(30,690)	541,145,662	6,228	541,139,434	541,145,662
VALIC Company I Global Strategy Fund	276,500,787	(18,000)	276,482,787	106,214	276,376,573	276,482,787
VALIC Company I Government Money Market I Fund	456,030,983	(31,676)	455,999,307	24,352	455,974,955	455,999,307
VALIC Company I Government Securities Fund	140,457,275	(5,045)	140,452,230	68,819	140,383,411	140,452,230
VALIC Company I Growth Fund	1,512,625,254	(63,528)	1,512,561,726	539,779	1,512,021,947	1,512,561,726
VALIC Company I High Yield Bond Fund	523,661,267	(22,665)	523,638,602	23,243	523,615,359	523,638,602
VALIC Company I Inflation Protected Fund	794,710,495	(39,996)	794,670,499	91,100	794,579,399	794,670,499
VALIC Company I International Equities Index Fund	1,606,022,519	(77,972)	1,605,944,547	127,185	1,605,817,362	1,605,944,547
VALIC Company I International Government Bond Fund	113,400,477	(7,495)	113,392,982	18,367	113,374,615	113,392,982
VALIC Company I International Growth Fund	596,259,908	(29,975)	596,229,933	560,070	595,669,863	596,229,933
VALIC Company I International Opportunities Fund	522,648,788	(25,258)	522,623,530	25,649	522,597,881	522,623,530
VALIC Company I International Socially Responsible Fund	369,285,837	(14,959)	369,270,878	343,649	368,927,229	369,270,878
VALIC Company I International Value Fund	618,800,868	(33,296)	618,767,572	59,047	618,708,525	618,767,572
VALIC Company I Large Capital Growth Fund	688,149,710	(21,985)	688,127,725	162,782	687,964,943	688,127,725
VALIC Company I Mid Cap Index Fund	3,724,297,327	(193,855)	3,724,103,472	1,671,809	3,722,431,663	3,724,103,472
VALIC Company I Mid Cap Strategic Growth Fund	871,243,647	(25,572)	871,218,075	121,456	871,096,619	871,218,075
VALIC Company I Mid Cap Value Fund	874,114,137	(44,916)	874,069,221	28,850	874,040,371	874,069,221
VALIC Company I Moderate Growth Lifestyle Fund	1,185,031,215	(53,168)	1,184,978,047	51,629	1,184,926,418	1,184,978,047
VALIC Company I Nasdaq-100 Index Fund	918,673,140	(25,792)	918,647,348	167,565	918,479,783	918,647,348
VALIC Company I Science & Technology Fund	3,041,814,014	(99,611)	3,041,714,403	1,723,025	3,039,991,378	3,041,714,403
VALIC Company I Small Cap Growth Fund	705,872,002	(26,067)	705,845,935	100,712	705,745,223	705,845,935
VALIC Company I Small Cap Index Fund	1,251,711,450	(57,644)	1,251,653,806	724,523	1,250,929,283	1,251,653,806
VALIC Company I Small Cap Special Values Fund	248,132,920	(6,600)	248,126,320	63,251	248,063,069	248,126,320
VALIC Company I Small Cap Value Fund	485,491,488	(20,220)	485,471,268	6,745	485,464,523	485,471,268
VALIC Company I Stock Index Fund	6,068,539,666	(304,742)	6,068,234,924	9,904,184	6,058,330,740	6,068,234,924
VALIC Company I Systematic Core Fund	670,348,977	(34,207)	670,314,770	388,377	669,926,393	670,314,770
VALIC Company I Systematic Value Fund	343,856,310	(25,336)	343,830,974	4,887	343,826,087	343,830,974
VALIC Company I U.S. Socially Responsible Fund	806,021,413	(58,518)	805,962,895	28,829	805,934,066	805,962,895
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	132,066,110	(4,907)	132,061,203	-	132,061,203	132,061,203
Vanguard LifeStrategy Growth Fund Investor Shares	362,396,523	(14,838)	362,381,685	10,544	362,371,141	362,381,685
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	342,476,322	(14,862)	342,461,460	10,526	342,450,934	342,461,460
Vanguard Long-Term Investment-Grade Fund Investor Shares	283,963,509	(19,148)	283,944,361	4,296	283,940,065	283,944,361
Vanguard Long-Term Treasury Fund Investor Shares	209,071,251	(10,415)	209,060,836	48,711	209,012,125	209,060,836
Vanguard Wellington Fund Investor Shares	2,283,045,317	(87,427)	2,282,957,890	12,149,510	2,270,808,380	2,282,957,890
Vanguard Windsor II Fund Investor Shares	2,202,226,871	(91,918)	2,202,134,953	788,629	2,201,346,324	2,202,134,953

  The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2021

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
American Beacon Bridgeway Large Cap Growth Fund Investor Class	2,495,747	$35.89	$89,572,363	$78,672,919	1
Ariel Appreciation Fund Investor Class	7,546,930	47.71	360,064,020	355,310,061	1
Ariel Fund Investor Class	5,526,433	83.54	461,678,196	368,671,138	1
FTVIP Franklin Allocation VIP Fund Class 2	106,988	5.96	637,646	635,498	1
FTVIP Franklin Income VIP Fund Class 2	356,175	16.76	5,969,498	5,407,465	1
Goldman Sachs VIT Government Money Market Fund Service Shares	2,742,018	1.00	2,742,018	2,742,018	1
Invesco V.I. American Franchise Fund Series II	17,391	83.04	1,444,129	1,270,359	1
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	21,397,173	7.14	152,775,817	142,522,725	1
Invesco V.I. Comstock Fund Series II	74,626	21.05	1,570,882	1,234,822	1
Invesco V.I. Growth and Income Fund Series II	72,170	23.66	1,707,550	1,391,203	1
Lord Abbett Growth and Income Portfolio Class VC	12,928	40.04	517,655	433,240	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,345	12.52	29,354	30,388	1
PIMCO Total Return Portfolio Advisor Class	421,682	10.76	4,537,303	4,756,444	1
SST SA Allocation Balanced Portfolio Class 3	355,168	11.07	3,931,710	3,683,769	1
SST SA Allocation Growth Portfolio Class 3	502,716	17.31	8,702,014	7,502,405	1
SST SA Allocation Moderate Growth Portfolio Class 3	519,968	12.14	6,312,410	5,655,707	1
SST SA Allocation Moderate Portfolio Class 3	666,932	11.96	7,976,509	7,396,993	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	218,945	14.94	3,271,037	2,738,378	1
SST SA Wellington Real Return Portfolio Class 3	536,555	10.22	5,483,588	5,319,513	1
SAST SA AB Growth Portfolio Class 3	68,816	72.05	4,958,203	3,825,639	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	97,263	19.92	1,937,471	1,417,747	1
SAST SA American Funds Asset Allocation Portfolio Class 3	4,155,538	18.54	77,043,681	62,525,861	1
SAST SA American Funds Global Growth Portfolio Class 3	277,342	14.16	3,927,168	3,240,759	1
SAST SA American Funds Growth Portfolio Class 3	713,087	19.04	13,577,185	9,679,683	1
SAST SA American Funds Growth-Income Portfolio Class 3	550,801	13.92	7,667,148	6,419,501	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	5,192,298	17.32	89,930,602	74,838,050	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	23,755	17.15	407,396	402,813	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	3,602,424	10.61	38,221,721	39,565,906	1
SAST SA DFA Ultra Short Bond Portfolio Class 3	191,586	10.19	1,952,266	1,989,337	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	12,597	16.50	207,858	204,674	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	621,082	13.48	8,372,192	8,390,035	1
SAST SA Fidelity Institutional AM® International Growth Class 3	1,558	20.65	32,176	27,647	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	24,880	17.49	435,152	325,140	1
SAST SA Fixed Income Index Portfolio Class 3	445,744	10.75	4,791,746	4,974,448	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	187,953	10.45	1,964,110	1,979,345	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	55,072	23.88	1,315,128	1,078,729	1
SAST SA Franklin Small Company Value Portfolio Class 3	41,821	21.64	905,000	788,592	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	342,642	14.82	5,077,960	4,554,687	1
SAST SA Franklin Tactical Opportunities Portfolio Class 3	68,231	12.64	862,442	767,874	1
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	118	21.86	2,584	2,406	1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	147,474	18.50	2,728,277	2,303,793	1
SAST SA Global Index Allocation 75/25 Portfolio Class 3	147,846	19.32	2,856,378	2,345,925	1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	499,766	20.39	10,190,225	8,278,085	1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	267,708	11.00	2,944,792	2,945,857	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	260,545	11.53	3,004,079	2,801,325	1
SAST SA Index Allocation 60/40 Portfolio Class 3	638,879	14.72	9,404,305	7,525,455	1
SAST SA Index Allocation 80/20 Portfolio Class 3	932,415	16.21	15,114,442	11,263,386	1
SAST SA Index Allocation 90/10 Portfolio Class 3	3,188,495	16.84	53,694,248	38,961,440	1
SAST SA International Index Portfolio Class 3	40,533	13.39	542,739	474,800	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	38,635	10.34	399,489	360,005	1
SAST SA Invesco Main Street Large Cap Portfolio Class 3	51,906	28.62	1,485,539	1,088,413	1
SAST SA Janus Focused Growth Portfolio Class 3	54,099	22.60	1,222,630	918,942	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	175,502	21.89	3,841,748	3,461,689	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	72,515	9.61	696,867	586,363	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	45,519	40.52	1,844,423	1,517,240	1
SAST SA JPMorgan Global Equities Portfolio Class 3	4,032	23.70	95,555	80,420	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	854,410	9.21	7,869,118	7,875,029	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	117,043	23.46	2,745,820	2,881,189	1
SAST SA Large Cap Growth Index Portfolio Class 3	39,314	29.77	1,170,375	800,176	1
SAST SA Large Cap Index Portfolio Class 3	46,770	37.22	1,740,771	1,378,254	1
SAST SA Large Cap Value Index Portfolio Class 3	27,627	19.61	541,765	447,185	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	105,518	18.31	1,932,038	1,488,970	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	58,584	30.11	1,763,972	1,311,991	1
SAST SA MFS Total Return Portfolio Class 3	76,389	21.33	1,629,367	1,472,119	1
SAST SA Mid Cap Index Portfolio Class 3	95,409	15.50	1,478,836	1,124,362	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	89,817	11.28	1,013,140	871,983	1
SAST SA PIMCO RAE International Value Portfolio Class 3	51,793	14.61	756,691	740,248	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	3,352,742	10.62	35,606,116	37,030,139	1

  * Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

  The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2021

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA PineBridge High-Yield Bond Portfolio Class 3	325,539	$5.55	$1,806,740	$1,786,559	1
SAST SA Putnam International Growth and Income Portfolio Class 3	13,221	11.47	151,643	133,744	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,658,144	12.62	20,925,775	18,586,415	1
SAST SA Small Cap Index Portfolio Class 3	75,673	14.96	1,132,061	890,641	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	254,111	15.56	3,953,968	2,997,626	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	3,463,855	14.09	48,805,719	42,090,529	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	7,149,481	14.01	100,164,225	92,145,096	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	7,456,128	14.46	107,815,607	99,534,945	1
SAST SA VCP Index Allocation Portfolio Class 3	2,409,976	12.57	30,293,401	26,868,071	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	273,468	45.48	12,437,334	13,097,904	1
SAST SA Wellington Government and Quality Bond Portfolio Class 3	405,999	15.27	6,199,604	6,446,846	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	235,987	10.06	2,374,025	2,107,852	1
T Rowe Price Retirement 2015 Advisor Class	1,264,851	14.66	18,542,713	19,061,632	1
T Rowe Price Retirement 2020 Advisor Class	1,916,838	22.00	42,170,434	42,067,137	1
T Rowe Price Retirement 2025 Advisor Class	3,607,202	19.39	69,943,647	65,386,358	1
T Rowe Price Retirement 2030 Advisor Class	2,685,659	29.15	78,286,957	71,448,289	1
T Rowe Price Retirement 2035 Advisor Class	2,854,456	22.69	64,767,617	56,458,360	1
T Rowe Price Retirement 2040 Advisor Class	1,989,148	32.39	64,428,494	55,584,874	1
T Rowe Price Retirement 2045 Advisor Class	2,171,896	22.81	49,540,946	41,609,147	1
T Rowe Price Retirement 2050 Advisor Class	2,224,092	19.25	42,813,773	35,966,165	1
T Rowe Price Retirement 2055 Advisor Class	1,084,066	19.98	21,659,640	17,908,556	1
T Rowe Price Retirement 2060 Advisor Class	1,083,516	16.42	17,791,338	14,658,368	1
VALIC Company I Aggressive Growth Lifestyle Fund	59,352,716	12.64	750,218,334	709,545,080	1
VALIC Company I Asset Allocation Fund	11,979,803	13.51	161,847,139	129,510,525	1
VALIC Company I Blue Chip Growth Fund	36,831,856	27.61	1,016,927,533	670,832,287	1
VALIC Company I Capital Appreciation Fund	2,534,434	24.77	62,777,923	54,760,482	1
VALIC Company I Conservative Growth Lifestyle Fund	26,934,260	13.70	368,999,361	357,895,192	1
VALIC Company I Core Bond Fund	197,823,687	11.48	2,271,015,932	2,244,687,332	1
VALIC Company I Dividend Value Fund	98,077,588	13.70	1,343,662,951	1,185,250,305	1
VALIC Company I Dynamic Allocation Fund	14,063,521	13.16	185,075,934	163,533,463	1
VALIC Company I Emerging Economies Fund	72,827,566	9.95	724,634,282	589,469,643	1
VALIC Company I Global Real Estate Fund	61,011,990	8.87	541,176,352	485,137,682	1
VALIC Company I Global Strategy Fund	26,663,528	10.37	276,500,787	285,868,093	1
VALIC Company I Government Money Market I Fund	456,030,983	1.00	456,030,983	456,030,984	1
VALIC Company I Government Securities Fund	13,041,530	10.77	140,457,275	141,471,983	1
VALIC Company I Growth Fund	59,272,149	25.52	1,512,625,254	1,055,066,951	1
VALIC Company I High Yield Bond Fund	66,538,916	7.87	523,661,267	509,413,423	1
VALIC Company I Inflation Protected Fund	63,323,545	12.55	794,710,495	723,067,035	1
VALIC Company I International Equities Index Fund	189,837,177	8.46	1,606,022,519	1,314,631,072	1
VALIC Company I International Government Bond Fund	9,364,201	12.11	113,400,477	115,132,146	1
VALIC Company I International Growth Fund	30,344,016	19.65	596,259,908	354,745,832	1
VALIC Company I International Opportunities Fund	22,440,910	23.29	522,648,788	505,083,721	1
VALIC Company I International Socially Responsible Fund	13,571,696	27.21	369,285,837	280,336,110	1
VALIC Company I International Value Fund	57,032,338	10.85	618,800,868	509,821,071	1
VALIC Company I Large Capital Growth Fund	28,542,087	24.11	688,149,710	403,825,703	1
VALIC Company I Mid Cap Index Fund	113,962,586	32.68	3,724,297,327	2,832,824,437	1
VALIC Company I Mid Cap Strategic Growth Fund	34,752,439	25.07	871,243,647	698,427,288	1
VALIC Company I Mid Cap Value Fund	37,387,260	23.38	874,114,137	822,317,755	1
VALIC Company I Moderate Growth Lifestyle Fund	70,370,025	16.84	1,185,031,215	1,124,299,592	1
VALIC Company I Nasdaq-100 Index Fund	32,065,380	28.65	918,673,140	421,044,780	1
VALIC Company I Science & Technology Fund	72,424,143	42.00	3,041,814,014	2,179,741,522	1
VALIC Company I Small Cap Growth Fund	31,710,333	22.26	705,872,002	708,356,465	1
VALIC Company I Small Cap Index Fund	53,629,454	23.34	1,251,711,450	1,014,071,009	1
VALIC Company I Small Cap Special Values Fund	16,925,847	14.66	248,132,920	204,530,445	1
VALIC Company I Small Cap Value Fund	30,343,218	16.00	485,491,488	463,323,039	1
VALIC Company I Stock Index Fund	101,007,651	60.08	6,068,539,666	3,607,148,692	1
VALIC Company I Systematic Core Fund	22,540,315	29.74	670,348,977	573,431,540	1
VALIC Company I Systematic Value Fund	24,147,213	14.24	343,856,310	303,301,616	1
VALIC Company I U.S. Socially Responsible Fund	28,889,656	27.90	806,021,413	708,582,874	1
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	5,724,582	23.07	132,066,110	115,787,679	1
Vanguard LifeStrategy Growth Fund Investor Shares	8,156,573	44.43	362,396,523	236,338,790	1
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	10,210,982	33.54	342,476,322	256,932,234	1
Vanguard Long-Term Investment-Grade Fund Investor Shares	26,003,984	10.92	283,963,509	277,339,690	1
Vanguard Long-Term Treasury Fund Investor Shares	16,359,253	12.78	209,071,251	216,226,800	1
Vanguard Wellington Fund Investor Shares	47,044,000	48.53	2,283,045,317	1,727,242,191	1
Vanguard Windsor II Fund Investor Shares	47,718,892	46.15	2,202,226,871	1,610,875,924	1

  * Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

  The accompanying Notes to Financial Statements are an integral part of this statement.

6

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Beacon Bridgeway Large Cap Growth Fund Investor Class	AST SA BlackRock Multi-Asset Income Portfolio Class 3	AST SA PGI Asset Allocation Portfolio Class 3	Ariel Appreciation Fund Investor Class	Ariel Fund Investor Class
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$-	$2,651	$1,628,550	$197,945
Mortality and expense risk and administrative charges	(913,130)	-	(1,043)	(3,754,874)	(4,917,099)
Reimbursements of expenses	157,822	-	-	614,472	781,274
Net investment income (loss)	(755,308)	-	1,608	(1,511,852)	(3,937,880)
Net realized gain (loss)	2,585,888	-	2,619	2,902,382	19,464,431
Capital gain distribution from mutual funds	15,124,720	-	12,336	44,843,944	24,578,661
Change in unrealized appreciation (depreciation) of investments	(1,313,325)	-	(3,247)	19,583,812	65,813,811
Increase (decrease) in net assets from operations	15,641,975	-	13,316	65,818,286	105,919,023

From contract transactions:
Payments received from contract owners	1,298,725	-	-	6,850,495	8,993,909
Payments for contract benefits or terminations	(6,282,228)	-	(2,193)	(29,818,628)	(33,843,940)
Transfers between sub-accounts (including fixed account), net	780,988	-	(106,333)	51,039,724	12,949,956
Contract maintenance charges	(56,502)	-	(1,188)	(65,893)	(141,366)
Adjustments to net assets allocated to contracts in payout period	415	-	-	(12,591)	4,332
Increase (decrease) in net assets from contract transactions	(4,258,602)	-	(109,714)	27,993,107	(12,037,109)

Increase (decrease) in net assets	11,383,373	-	(96,398)	93,811,393	93,881,914
Net assets at beginning of period	78,184,820	-	96,398	266,240,700	367,777,525
Net assets at end of period	$89,568,193	$-	$-	$360,052,093	$461,659,439

Beginning units	48,673,680	-	4,291	63,856,002	82,157,346
Units issued	3,493,925	-	16	15,726,537	8,446,726
Units redeemed	(5,858,591)	-	(4,307)	(10,407,961)	(10,680,475)
Ending units	46,309,014	-	-	69,174,578	79,923,597

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$-	$3,796	$1,494,636	$1,099,865
Mortality and expense risk and administrative charges	(946,008)	(1,692)	(1,803)	(2,719,678)	(3,552,894)
Reimbursements of expenses	354,891	-	-	560,725	733,526
Net investment income (loss)	(591,117)	(1,692)	1,993	(664,317)	(1,719,503)
Net realized gain (loss)	216,256	60,797	(717)	(12,852,535)	14,908,880
Capital gain distribution from mutual funds	7,565,884	-	4,329	22,391,333	17,681,032
Change in unrealized appreciation (depreciation) of investments	12,163,877	(60,573)	6,418	2,424,159	(6,822,268)
Increase (decrease) in net assets from operations	19,354,900	(1,468)	12,023	11,298,640	24,048,141

From contract transactions:
Payments received from contract owners	1,180,621	-	1	6,238,174	7,795,941
Payments for contract benefits or terminations	(5,349,573)	(5,147)	-	(19,061,353)	(24,367,023)
Transfers between sub-accounts (including fixed account), net	(2,542,689)	(1,594,697)	(75,652)	(14,864,023)	(21,680,311)
Contract maintenance charges	(51,673)	(1,788)	(2,304)	(64,947)	(126,534)
Adjustments to net assets allocated to contracts in payout period	278	-	-	(11,640)	2,797
Increase (decrease) in net assets from contract transactions	(6,763,036)	(1,601,632)	(77,955)	(27,763,789)	(38,375,130)

Increase (decrease) in net assets	12,591,864	(1,603,100)	(65,932)	(16,465,149)	(14,326,989)
Net assets at beginning of period	65,592,956	1,603,100	162,330	282,705,849	382,104,514
Net assets at end of period	$78,184,820	$-	$96,398	$266,240,700	$367,777,525

Beginning units	54,236,421	126,755	7,778	71,845,502	92,770,396
Units issued	1,956,439	-	1,012	7,533,300	8,846,521
Units redeemed	(7,519,180)	(126,755)	(4,499)	(15,522,800)	(19,459,571)
Ending units	48,673,680	-	4,291	63,856,002	82,157,346

  The accompanying Notes to Financial Statements are an integral part of this statement.

7

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 2	Goldman Sachs VIT Government Money Market Fund Service Shares	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5
For the Year Ended December 31, 2021
From operations:
Dividends	$10,549	$258,469	$205	$-	$21,668,852
Mortality and expense risk and administrative charges	(9,141)	(71,374)	(43,315)	(15,910)	(1,486,170)
Net investment income (loss)	1,408	187,095	(43,110)	(15,910)	20,182,682
Net realized gain (loss)	(7,693)	21,954	-	17,563	(4,077,647)
Capital gain distribution from mutual funds	-	-	-	174,080	-
Change in unrealized appreciation (depreciation) of investments	63,795	567,698	-	(60,334)	10,543,188
Increase (decrease) in net assets from operations	57,510	776,747	(43,110)	115,399	26,648,223

From contract transactions:
Payments received from contract owners	-	362,994	464,450	343,748	8,239,606
Payments for contract benefits or terminations	(21,815)	(150,521)	(495,317)	(28,362)	(16,341,874)
Transfers between sub-accounts (including fixed account), net	37,494	3,323	(856,329)	2,528	(29,144,555)
Contract maintenance charges	(1,029)	(15,989)	(35,400)	(1,635)	(45,776)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	155
Increase (decrease) in net assets from contract transactions	14,650	199,807	(922,596)	316,279	(37,292,444)

Increase (decrease) in net assets	72,160	976,554	(965,706)	431,678	(10,644,221)
Net assets at beginning of period	565,486	4,992,944	3,707,724	1,012,451	163,415,176
Net assets at end of period	$637,646	$5,969,498	$2,742,018	$1,444,129	$152,770,955

Beginning units	34,297	294,878	377,859	23,558	251,717,915
Units issued	2,512	24,288	129,702	7,869	9,867,434
Units redeemed	(1,760)	(12,973)	(224,513)	(821)	(62,463,530)
Ending units	35,049	306,193	283,048	30,606	199,121,819

For the Year Ended December 31, 2020
From operations:
Dividends	$6,514	$256,139	$6,289	$-	$-
Mortality and expense risk and administrative charges	(7,005)	(55,417)	(48,151)	(8,381)	(1,342,739)
Net investment income (loss)	(491)	200,722	(41,862)	(8,381)	(1,342,739)
Net realized gain (loss)	(4,231)	(5,369)	-	1,565	(6,240,335)
Capital gain distribution from mutual funds	116,064	3,628	-	61,939	-
Change in unrealized appreciation (depreciation) of investments	(62,176)	(116,943)	-	214,063	22,339,987
Increase (decrease) in net assets from operations	49,166	82,038	(41,862)	269,186	14,756,913

From contract transactions:
Payments received from contract owners	33,999	744,746	2,298,586	183,543	9,132,208
Payments for contract benefits or terminations	-	(79,366)	(257,789)	(6,930)	(13,572,228)
Transfers between sub-accounts (including fixed account), net	42,916	246,662	966,423	13,436	11,950,638
Contract maintenance charges	(289)	(9,238)	(38,711)	(242)	(45,939)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-	232
Increase (decrease) in net assets from contract transactions	76,626	902,804	2,968,509	189,807	7,464,911

Increase (decrease) in net assets	125,792	984,842	2,926,647	458,993	22,221,824
Net assets at beginning of period	439,694	4,008,102	781,077	553,458	141,193,352
Net assets at end of period	$565,486	$4,992,944	$3,707,724	$1,012,451	$163,415,176

Beginning units	29,436	233,941	78,636	18,066	232,675,521
Units issued	5,675	67,515	715,716	7,854	43,217,338
Units redeemed	(814)	(6,578)	(416,493)	(2,362)	(24,174,944)
Ending units	34,297	294,878	377,859	23,558	251,717,915

  The accompanying Notes to Financial Statements are an integral part of this statement.

8

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Comstock Fund Series II	Invesco V.I. Growth and Income Fund Series II	Lord Abbett Growth and Income Portfolio Class VC	PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class
For the Year Ended December 31, 2021
From operations:
Dividends	$24,169	$22,231	$5,319	$749	$66,944
Mortality and expense risk and administrative charges	(21,322)	(23,216)	(6,612)	(195)	(45,971)
Net investment income (loss)	2,847	(985)	(1,293)	554	20,973
Net realized gain (loss)	29,933	33,283	12,303	(5)	(5,537)
Capital gain distribution from mutual funds	-	-	54,544	-	164,765
Change in unrealized appreciation (depreciation) of investments	368,466	340,347	50,993	(1,295)	(263,169)
Increase (decrease) in net assets from operations	401,246	372,645	116,547	(746)	(82,968)

From contract transactions:
Payments received from contract owners	51,680	92,352	25,450	22,974	1,169,541
Payments for contract benefits or terminations	(82,754)	(97,269)	(12,389)	(616)	(125,330)
Transfers between sub-accounts (including fixed account), net	(130,850)	(97,536)	(27,713)	2,003	804,965
Contract maintenance charges	(9,305)	(8,435)	(1,132)	(141)	(47,798)
Increase (decrease) in net assets from contract transactions	(171,229)	(110,888)	(15,784)	24,220	1,801,378

Increase (decrease) in net assets	230,017	261,757	100,763	23,474	1,718,410
Net assets at beginning of period	1,340,865	1,445,793	416,892	5,880	2,818,893
Net assets at end of period	$1,570,882	$1,707,550	$517,655	$29,354	$4,537,303

Beginning units	67,360	70,628	21,661	544	262,971
Units issued	2,649	4,682	1,926	2,360	189,724
Units redeemed	(9,863)	(9,422)	(2,530)	(81)	(18,528)
Ending units	60,146	65,888	21,057	2,823	434,167

For the Year Ended December 31, 2020
From operations:
Dividends	$26,373	$25,794	$6,306	$45	$25,950
Mortality and expense risk and administrative charges	(16,071)	(17,471)	(4,237)	(12)	(16,412)
Net investment income (loss)	10,302	8,323	2,069	33	9,538
Net realized gain (loss)	(35,325)	(42,587)	(11,909)	-	1,670
Capital gain distribution from mutual funds	32,792	21,774	-	-	15,038
Change in unrealized appreciation (depreciation) of investments	10,109	50,468	31,586	260	44,028
Increase (decrease) in net assets from operations	17,878	37,978	21,746	293	70,274

From contract transactions:
Payments received from contract owners	64,031	22,772	123,321	5,373	2,212,867
Payments for contract benefits or terminations	(40,486)	(48,749)	(3,415)	-	(21,074)
Transfers between sub-accounts (including fixed account), net	90,141	57,022	(24,356)	214	570,939
Contract maintenance charges	(6,532)	(6,001)	(458)	-	(14,113)
Increase (decrease) in net assets from contract transactions	107,154	25,044	95,092	5,587	2,748,619

Increase (decrease) in net assets	125,032	63,022	116,838	5,880	2,818,893
Net assets at beginning of period	1,215,833	1,382,771	300,054	-	-
Net assets at end of period	$1,340,865	$1,445,793	$416,892	$5,880	$2,818,893

Beginning units	59,621	67,847	15,498	-	-
Units issued	15,185	10,828	11,313	544	273,934
Units redeemed	(7,446)	(8,047)	(5,150)	-	(10,963)
Ending units	67,360	70,628	21,661	544	262,971

  The accompanying Notes to Financial Statements are an integral part of this statement.

9

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$36,039	$154,404	$104,965	$147,621	$67,442
Mortality and expense risk and administrative charges	(49,559)	(92,461)	(79,499)	(100,110)	(35,326)
Net investment income (loss)	(13,520)	61,943	25,466	47,511	32,116
Net realized gain (loss)	12,551	90,263	7,712	112,264	36,951
Capital gain distribution from mutual funds	123,365	594,199	540,073	638,307	202,800
Change in unrealized appreciation (depreciation) of investments	96,401	200,201	29,002	(167,138)	181,525
Increase (decrease) in net assets from operations	218,797	946,606	602,253	630,944	453,392

From contract transactions:
Payments received from contract owners	113,022	1,920,043	463,443	1,473,888	197,332
Payments for contract benefits or terminations	(92,900)	(186,583)	(311,652)	(743,319)	(47,814)
Transfers between sub-accounts (including fixed account), net	152,346	46,664	238,780	290,415	199,112
Contract maintenance charges	(29,831)	(70,913)	(54,917)	(66,730)	(42,562)
Increase (decrease) in net assets from contract transactions	142,637	1,709,211	335,654	954,254	306,068

Increase (decrease) in net assets	361,434	2,655,817	937,907	1,585,198	759,460
Net assets at beginning of period	3,570,276	6,046,197	5,374,503	6,391,311	2,511,577
Net assets at end of period	$3,931,710	$8,702,014	$6,312,410	$7,976,509	$3,271,037

Beginning units	188,561	267,094	263,426	320,332	171,781
Units issued	13,874	87,969	33,191	87,689	30,725
Units redeemed	(6,462)	(18,809)	(18,379)	(41,278)	(10,975)
Ending units	195,973	336,254	278,238	366,743	191,531

For the Year Ended December 31, 2020
From operations:
Dividends	$39,389	$-	$-	$-	$-
Mortality and expense risk and administrative charges	(36,674)	(64,979)	(58,151)	(68,023)	(26,096)
Net investment income (loss)	2,715	(64,979)	(58,151)	(68,023)	(26,096)
Net realized gain (loss)	(4,622)	87,615	(153,517)	(12,349)	(6,634)
Capital gain distribution from mutual funds	123,170	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	194,480	840,026	778,311	707,827	333,837
Increase (decrease) in net assets from operations	315,743	862,662	566,643	627,455	301,107

From contract transactions:
Payments received from contract owners	1,022,047	1,217,637	1,339,673	1,019,962	247,838
Payments for contract benefits or terminations	(76,684)	(312,928)	(622,565)	(171,321)	(42,959)
Transfers between sub-accounts (including fixed account), net	104,266	(443,862)	(219,270)	404,645	(25,211)
Contract maintenance charges	(17,394)	(50,588)	(34,268)	(40,908)	(31,333)
Increase (decrease) in net assets from contract transactions	1,032,235	410,259	463,570	1,212,378	148,335

Increase (decrease) in net assets	1,347,978	1,272,921	1,030,213	1,839,833	449,442
Net assets at beginning of period	2,222,298	4,773,276	4,344,290	4,551,478	2,062,135
Net assets at end of period	$3,570,276	$6,046,197	$5,374,503	$6,391,311	$2,511,577

Beginning units	130,238	242,140	240,684	255,905	158,590
Units issued	67,870	84,639	87,186	107,259	27,718
Units redeemed	(9,547)	(59,685)	(64,444)	(42,832)	(14,527)
Ending units	188,561	267,094	263,426	320,332	171,781

  The accompanying Notes to Financial Statements are an integral part of this statement.

10

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Wellington Real Return Portfolio Class 3	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$101,970	$-	$7,980	$744,061	$2,326
Mortality and expense risk and administrative charges	(57,515)	(54,700)	(21,406)	(873,520)	(50,830)
Net investment income (loss)	44,455	(54,700)	(13,426)	(129,459)	(48,504)
Net realized gain (loss)	17,033	219,843	(20,158)	781,048	34,198
Capital gain distribution from mutual funds	154,904	381,982	11,380	622,882	301,737
Change in unrealized appreciation (depreciation) of investments	(76,805)	477,972	464,684	7,333,057	191,699
Increase (decrease) in net assets from operations	139,587	1,025,097	442,480	8,607,528	479,130

From contract transactions:
Payments received from contract owners	831,847	809,973	338,739	7,596,927	368,237
Payments for contract benefits or terminations	(106,297)	(263,685)	(104,101)	(2,836,410)	(132,461)
Transfers between sub-accounts (including fixed account), net	753,665	(139,555)	(63,543)	3,504,674	38,595
Contract maintenance charges	(56,089)	(25,549)	(3,736)	(840,243)	(11,785)
Increase (decrease) in net assets from contract transactions	1,423,126	381,184	167,359	7,424,948	262,586

Increase (decrease) in net assets	1,562,713	1,406,281	609,839	16,032,476	741,716
Net assets at beginning of period	3,920,875	3,551,922	1,327,632	61,011,205	3,185,452
Net assets at end of period	$5,483,588	$4,958,203	$1,937,471	$77,043,681	$3,927,168

Beginning units	309,631	77,219	54,765	2,693,836	99,095
Units issued	132,863	20,377	14,537	470,634	13,911
Units redeemed	(21,534)	(12,740)	(9,864)	(164,506)	(6,488)
Ending units	420,960	84,856	59,438	2,999,964	106,518

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$-	$6,085	$-	$1,595
Mortality and expense risk and administrative charges	(40,079)	(34,053)	(13,553)	(610,561)	(37,220)
Net investment income (loss)	(40,079)	(34,053)	(7,468)	(610,561)	(35,625)
Net realized gain (loss)	3,666	132,813	(72,655)	127,660	(56,223)
Capital gain distribution from mutual funds	-	290,409	27,076	43,390	216,938
Change in unrealized appreciation (depreciation) of investments	201,354	417,017	142,805	6,398,532	582,645
Increase (decrease) in net assets from operations	164,941	806,186	89,758	5,959,021	707,735

From contract transactions:
Payments received from contract owners	701,795	1,139,660	137,297	11,145,538	276,003
Payments for contract benefits or terminations	(102,449)	(258,819)	(85,428)	(1,442,783)	(136,594)
Transfers between sub-accounts (including fixed account), net	335,825	74,637	19,695	1,193,247	(142,779)
Contract maintenance charges	(36,719)	(11,822)	(1,783)	(575,954)	(5,668)
Increase (decrease) in net assets from contract transactions	898,452	943,656	69,781	10,320,048	(9,038)

Increase (decrease) in net assets	1,063,393	1,749,842	159,539	16,279,069	698,697
Net assets at beginning of period	2,857,482	1,802,080	1,168,093	44,732,136	2,486,755
Net assets at end of period	$3,920,875	$3,551,922	$1,327,632	$61,011,205	$3,185,452

Beginning units	239,106	52,961	49,557	2,188,805	99,238
Units issued	103,697	44,837	14,035	719,989	21,414
Units redeemed	(33,172)	(20,579)	(8,827)	(214,958)	(21,557)
Ending units	309,631	77,219	54,765	2,693,836	99,095

  The accompanying Notes to Financial Statements are an integral part of this statement.

11

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Growth Portfolio Class 3	SAST SA American Funds Growth- Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$2,902	$68,404	$1,025,013	$4,955	$313,525
Mortality and expense risk and administrative charges	(159,157)	(92,322)	(1,042,730)	(2,921)	(460,695)
Net investment income (loss)	(156,255)	(23,918)	(17,717)	2,034	(147,170)
Net realized gain (loss)	170,535	23,989	1,500,335	687	170,628
Capital gain distribution from mutual funds	488,655	236,758	4,424,588	15,014	5,222,160
Change in unrealized appreciation (depreciation) of investments	1,588,894	1,098,212	4,335,261	2,946	(3,021,112)
Increase (decrease) in net assets from operations	2,091,829	1,335,041	10,242,467	20,681	2,224,506

From contract transactions:
Payments received from contract owners	2,431,321	526,720	8,208,444	239,849	1,577,546
Payments for contract benefits or terminations	(236,817)	(172,836)	(3,005,414)	(1,418)	(1,366,856)
Transfers between sub-accounts (including fixed account), net	388,451	107,709	369,322	111,220	1,345,016
Contract maintenance charges	(26,803)	(8,966)	(1,073,355)	(2,854)	(492,760)
Increase (decrease) in net assets from contract transactions	2,556,152	452,627	4,498,997	346,797	1,062,946

Increase (decrease) in net assets	4,647,981	1,787,668	14,741,464	367,478	3,287,452
Net assets at beginning of period	8,929,204	5,879,480	75,189,138	39,918	34,934,269
Net assets at end of period	$13,577,185	$7,667,148	$89,930,602	$407,396	$38,221,721

Beginning units	215,567	219,147	4,510,953	3,749	2,740,433
Units issued	69,196	25,377	624,960	30,987	253,421
Units redeemed	(11,929)	(10,752)	(375,613)	(561)	(172,899)
Ending units	272,834	233,772	4,760,300	34,175	2,820,955

For the Year Ended December 31, 2020
From operations:
Dividends	$54,855	$85,200	$-	$197	$13,044
Mortality and expense risk and administrative charges	(87,932)	(66,822)	(838,846)	(63)	(404,925)
Net investment income (loss)	(33,077)	18,378	(838,846)	134	(391,881)
Net realized gain (loss)	34,758	(47,177)	630,698	2	44,135
Capital gain distribution from mutual funds	739,282	601,066	164,376	-	743,501
Change in unrealized appreciation (depreciation) of investments	2,095,783	72,422	5,398,659	1,637	1,109,633
Increase (decrease) in net assets from operations	2,836,746	644,689	5,354,887	1,773	1,505,388

From contract transactions:
Payments received from contract owners	1,313,968	308,809	8,039,507	37,942	2,115,819
Payments for contract benefits or terminations	(169,325)	(207,748)	(1,641,957)	-	(780,873)
Transfers between sub-accounts (including fixed account), net	(57,639)	240,157	1,060,883	203	787,536
Contract maintenance charges	(8,599)	(4,286)	(815,085)	-	(406,231)
Increase (decrease) in net assets from contract transactions	1,078,405	336,932	6,643,348	38,145	1,716,251

Increase (decrease) in net assets	3,915,151	981,621	11,998,235	39,918	3,221,639
Net assets at beginning of period	5,014,053	4,897,859	63,190,903	-	31,712,630
Net assets at end of period	$8,929,204	$5,879,480	$75,189,138	$39,918	$34,934,269

Beginning units	181,574	204,012	4,094,908	-	2,591,951
Units issued	63,769	25,963	752,154	3,750	313,953
Units redeemed	(29,776)	(10,828)	(336,109)	(1)	(165,471)
Ending units	215,567	219,147	4,510,953	3,749	2,740,433

  The accompanying Notes to Financial Statements are an integral part of this statement.

12

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Columbia Technology Portfolio Class 3	SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$-	$1,777	$224,003	$-
Mortality and expense risk and administrative charges	(45,992)	(22,268)	(2,092)	(91,909)	(348)
Net investment income (loss)	(45,992)	(22,268)	(315)	132,094	(348)
Net realized gain (loss)	121,696	(1,403)	1,198	23,423	277
Capital gain distribution from mutual funds	1,893,193	-	-	21,961	2,245
Change in unrealized appreciation (depreciation) of investments	(851,828)	(12,747)	(12,697)	(234,836)	519
Increase (decrease) in net assets from operations	1,117,069	(36,418)	(11,814)	(57,358)	2,693

From contract transactions:
Payments received from contract owners	687,663	169,347	57,647	966,844	5,436
Payments for contract benefits or terminations	(88,531)	(39,512)	(3,500)	(315,355)	-
Transfers between sub-accounts (including fixed account), net	(4,988,470)	196,644	62,036	1,520,001	134
Contract maintenance charges	(12,629)	(24,173)	(930)	(70,722)	(186)
Increase (decrease) in net assets from contract transactions	(4,401,967)	302,306	115,253	2,100,768	5,384

Increase (decrease) in net assets	(3,284,898)	265,888	103,439	2,043,410	8,077
Net assets at beginning of period	3,284,898	1,686,378	104,419	6,328,782	24,099
Net assets at end of period	$-	$1,952,266	$207,858	$8,372,192	$32,176

Beginning units	60,821	188,354	9,098	306,467	1,799
Units issued	18,059	43,108	10,275	130,038	430
Units redeemed	(78,880)	(8,199)	(374)	(27,655)	(53)
Ending units	-	223,263	18,999	408,850	2,176

For the Year Ended December 31, 2020
From operations:
Dividends	$9,807	$23,633	$1,754	$214,724	$37
Mortality and expense risk and administrative charges	(28,410)	(16,363)	(665)	(69,418)	(128)
Net investment income (loss)	(18,603)	7,270	1,089	145,306	(91)
Net realized gain (loss)	80,869	2,105	584	8,678	269
Capital gain distribution from mutual funds	239,638	-	-	78,197	683
Change in unrealized appreciation (depreciation) of investments	686,984	(24,719)	13,566	156,259	4,010
Increase (decrease) in net assets from operations	988,888	(15,344)	15,239	388,440	4,871

From contract transactions:
Payments received from contract owners	692,427	57,016	63,625	999,656	20,620
Payments for contract benefits or terminations	(47,033)	(103,340)	(71)	(196,926)	-
Transfers between sub-accounts (including fixed account), net	230,318	595,711	3,980	459,798	(1,314)
Contract maintenance charges	(6,856)	(16,697)	(39)	(45,615)	(78)
Increase (decrease) in net assets from contract transactions	868,856	532,690	67,495	1,216,913	19,228

Increase (decrease) in net assets	1,857,744	517,346	82,734	1,605,353	24,099
Net assets at beginning of period	1,427,154	1,169,032	21,685	4,723,429	-
Net assets at end of period	$3,284,898	$1,686,378	$104,419	$6,328,782	$24,099

Beginning units	37,853	128,938	2,188	246,195	-
Units issued	34,118	94,236	7,264	98,218	1,917
Units redeemed	(11,150)	(34,820)	(354)	(37,946)	(118)
Ending units	60,821	188,354	9,098	306,467	1,799

  The accompanying Notes to Financial Statements are an integral part of this statement.

13

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$5,110	$91,335	$11,291	$20,898	$8,012
Mortality and expense risk and administrative charges	(5,244)	(55,578)	(11,051)	(17,928)	(11,623)
Net investment income (loss)	(134)	35,757	240	2,970	(3,611)
Net realized gain (loss)	12,275	40,656	4,367	21,558	11,383
Capital gain distribution from mutual funds	-	55,458	1,303	8,803	48,495
Change in unrealized appreciation (depreciation) of investments	113,144	(275,664)	(32,907)	274,813	115,402
Increase (decrease) in net assets from operations	125,285	(143,793)	(26,997)	308,144	171,669

From contract transactions:
Payments received from contract owners	53,477	393,437	1,129,093	35,916	74,242
Payments for contract benefits or terminations	(4,365)	(110,393)	(22,770)	(65,435)	(33,447)
Transfers between sub-accounts (including fixed account), net	(40,809)	476,766	225,147	(102,965)	(44,240)
Contract maintenance charges	(2,615)	(52,255)	(10,138)	(6,165)	(5,458)
Increase (decrease) in net assets from contract transactions	5,688	707,555	1,321,332	(138,649)	(8,903)

Increase (decrease) in net assets	130,973	563,762	1,294,335	169,495	162,766
Net assets at beginning of period	304,179	4,227,984	669,775	1,145,633	742,234
Net assets at end of period	$435,152	$4,791,746	$1,964,110	$1,315,128	$905,000

Beginning units	20,796	374,637	62,248	55,517	34,162
Units issued	4,505	110,068	130,492	1,759	4,897
Units redeemed	(3,635)	(45,313)	(4,908)	(7,372)	(5,354)
Ending units	21,666	439,392	187,832	49,904	33,705

For the Year Ended December 31, 2020
From operations:
Dividends	$4,503	$80,223	$11,150	$19,011	$6,495
Mortality and expense risk and administrative charges	(2,810)	(35,230)	(5,995)	(13,045)	(7,544)
Net investment income (loss)	1,693	44,993	5,155	5,966	(1,049)
Net realized gain (loss)	(15,803)	49,179	6,150	(27,686)	(33,476)
Capital gain distribution from mutual funds	11,681	12,725	-	63,246	35,755
Change in unrealized appreciation (depreciation) of investments	(4,604)	34,571	6,352	(48,037)	73,549
Increase (decrease) in net assets from operations	(7,033)	141,468	17,657	(6,511)	74,779

From contract transactions:
Payments received from contract owners	99,546	1,756,713	181,481	130,206	162,651
Payments for contract benefits or terminations	(2,907)	(47,423)	(14,704)	(37,826)	(15,614)
Transfers between sub-accounts (including fixed account), net	52,975	973,453	185,058	59,631	11,828
Contract maintenance charges	(1,309)	(27,551)	(5,695)	(3,589)	(2,957)
Increase (decrease) in net assets from contract transactions	148,305	2,655,192	346,140	148,422	155,908

Increase (decrease) in net assets	141,272	2,796,660	363,797	141,911	230,687
Net assets at beginning of period	162,907	1,431,324	305,978	1,003,722	511,547
Net assets at end of period	$304,179	$4,227,984	$669,775	$1,145,633	$742,234

Beginning units	10,944	135,790	29,759	47,439	24,604
Units issued	14,218	279,689	39,921	11,803	14,280
Units redeemed	(4,366)	(40,842)	(7,432)	(3,725)	(4,722)
Ending units	20,796	374,637	62,248	55,517	34,162
  The accompanying Notes to Financial Statements are an integral part of this statement.

14

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Global Index Allocation 75/25 Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$104,216	$7,596	$-	$34,568	$35,225
Mortality and expense risk and administrative charges	(62,088)	(8,861)	(9)	(30,882)	(33,153)
Net investment income (loss)	42,128	(1,265)	(9)	3,686	2,072
Net realized gain (loss)	36,664	6,220	10	26,575	25,245
Capital gain distribution from mutual funds	300,700	50,919	-	71,353	52,646
Change in unrealized appreciation (depreciation) of investments	506,709	32,631	178	100,789	184,140
Increase (decrease) in net assets from operations	886,201	88,505	179	202,403	264,103

From contract transactions:
Payments received from contract owners	567,407	137,643	2,525	157,116	206,903
Payments for contract benefits or terminations	(369,394)	(6,868)	-	(70,483)	(49,928)
Transfers between sub-accounts (including fixed account), net	(3,310)	25,867	(110)	125,605	114,736
Contract maintenance charges	(22,395)	(8,010)	(10)	(26,166)	(34,390)
Increase (decrease) in net assets from contract transactions	172,308	148,632	2,405	186,072	237,321

Increase (decrease) in net assets	1,058,509	237,137	2,584	388,475	501,424
Net assets at beginning of period	4,019,451	625,305	-	2,339,802	2,354,954
Net assets at end of period	$5,077,960	$862,442	$2,584	$2,728,277	$2,856,378

Beginning units	121,438	52,440	-	195,286	195,464
Units issued	20,947	13,546	188	22,685	25,878
Units redeemed	(16,928)	(2,254)	(11)	(7,748)	(7,793)
Ending units	125,457	63,732	177	210,223	213,549

For the Year Ended December 31, 2020
From operations:
Dividends	$75,594	$6,652	$-	$31,831	$28,623
Mortality and expense risk and administrative charges	(44,107)	(5,977)	-	(20,686)	(25,226)
Net investment income (loss)	31,487	675	-	11,145	3,397
Net realized gain (loss)	(15,915)	842	-	3,064	8,191
Capital gain distribution from mutual funds	465,839	2,126	-	23,341	19,224
Change in unrealized appreciation (depreciation) of investments	(57,501)	42,548	-	245,314	218,386
Increase (decrease) in net assets from operations	423,910	46,191	-	282,864	249,198

From contract transactions:
Payments received from contract owners	1,028,906	130,748	-	1,040,271	417,450
Payments for contract benefits or terminations	(150,540)	(4,387)	-	(5,724)	(23,252)
Transfers between sub-accounts (including fixed account), net	52,868	71,823	-	(22,635)	(14,171)
Contract maintenance charges	(11,146)	(5,558)	-	(17,559)	(26,866)
Increase (decrease) in net assets from contract transactions	920,088	192,626	-	994,353	353,161

Increase (decrease) in net assets	1,343,998	238,817	-	1,277,217	602,359
Net assets at beginning of period	2,675,453	386,488	-	1,062,585	1,752,595
Net assets at end of period	$4,019,451	$625,305	$-	$2,339,802	$2,354,954

Beginning units	85,765	34,644	-	97,722	161,157
Units issued	50,486	19,503	-	102,743	43,695
Units redeemed	(14,813)	(1,707)	-	(5,179)	(9,388)
Ending units	121,438	52,440	-	195,286	195,464

  The accompanying Notes to Financial Statements are an integral part of this statement.

15

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Goldman Sachs Multi- Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Index Allocation 80/20 Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$79,829	$68,686	$6,924	$7,120	$151,056
Mortality and expense risk and administrative charges	(102,259)	(36,681)	(36,844)	(105,116)	(176,575)
Net investment income (loss)	(22,430)	32,005	(29,920)	(97,996)	(25,519)
Net realized gain (loss)	153,304	11,619	45,349	87,241	336,547
Capital gain distribution from mutual funds	88,415	-	429,251	91,819	247,677
Change in unrealized appreciation (depreciation) of investments	846,365	(293,945)	(86,562)	871,729	1,572,182
Increase (decrease) in net assets from operations	1,065,654	(250,321)	358,118	952,793	2,130,887

From contract transactions:
Payments received from contract owners	2,672,989	57,265	45,889	1,123,122	1,193,398
Payments for contract benefits or terminations	(382,602)	(106,219)	(116,312)	(255,242)	(799,721)
Transfers between sub-accounts (including fixed account), net	228,175	507,242	5,492	238,232	199,879
Contract maintenance charges	(99,257)	(34,341)	(33,299)	(84,314)	(177,692)
Increase (decrease) in net assets from contract transactions	2,419,305	423,947	(98,230)	1,021,798	415,864

Increase (decrease) in net assets	3,484,959	173,626	259,888	1,974,591	2,546,751
Net assets at beginning of period	6,705,266	2,771,166	2,744,191	7,429,714	12,567,691
Net assets at end of period	$10,190,225	$2,944,792	$3,004,079	$9,404,305	$15,114,442

Beginning units	556,487	196,153	229,068	542,897	875,707
Units issued	225,755	42,920	5,873	97,137	95,515
Units redeemed	(41,450)	(10,919)	(13,400)	(24,970)	(68,936)
Ending units	740,792	228,154	221,541	615,064	902,286

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$9,985	$3,904	$90,016	$-
Mortality and expense risk and administrative charges	(66,009)	(31,098)	(19,801)	(75,238)	(136,322)
Net investment income (loss)	(66,009)	(21,113)	(15,897)	14,778	(136,322)
Net realized gain (loss)	30,943	5,406	5,348	18,679	177,890
Capital gain distribution from mutual funds	-	-	25,760	115,045	65,392
Change in unrealized appreciation (depreciation) of investments	703,376	249,524	244,268	630,976	1,426,686
Increase (decrease) in net assets from operations	668,310	233,817	259,479	779,478	1,533,646

From contract transactions:
Payments received from contract owners	1,018,259	198,688	1,448,372	1,394,726	2,021,780
Payments for contract benefits or terminations	(205,887)	(114,697)	(20,414)	(283,519)	(352,422)
Transfers between sub-accounts (including fixed account), net	(100,111)	195,104	3,345	386,707	(611,914)
Contract maintenance charges	(62,685)	(27,265)	(19,229)	(60,827)	(140,639)
Increase (decrease) in net assets from contract transactions	649,576	251,830	1,412,074	1,437,087	916,805

Increase (decrease) in net assets	1,317,886	485,647	1,671,553	2,216,565	2,450,451
Net assets at beginning of period	5,387,380	2,285,519	1,072,638	5,213,149	10,117,240
Net assets at end of period	$6,705,266	$2,771,166	$2,744,191	$7,429,714	$12,567,691

Beginning units	495,267	178,347	98,344	426,910	796,622
Units issued	117,690	43,894	138,845	151,049	168,589
Units redeemed	(56,470)	(26,088)	(8,121)	(35,062)	(89,504)
Ending units	556,487	196,153	229,068	542,897	875,707

The accompanying Notes to Financial Statements are an integral part of this statement.

16

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA Invesco VCP Equity-Income Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$515,252	$5,849	$-	$6,274	$346,026
Mortality and expense risk and administrative charges	(602,840)	(5,887)	(4,982)	(19,452)	(116,217)
Net investment income (loss)	(87,588)	(38)	(4,982)	(13,178)	229,809
Net realized gain (loss)	1,164,357	2,165	7,622	54,547	(1,565,800)
Capital gain distribution from mutual funds	826,076	1,058	45,826	62,635	3,923,814
Change in unrealized appreciation (depreciation) of investments	6,481,591	32,052	(29,671)	219,330	(948,179)
Increase (decrease) in net assets from operations	8,384,436	35,237	18,795	323,334	1,639,644

From contract transactions:
Payments received from contract owners	4,501,604	122,907	10,000	111	754,414
Payments for contract benefits or terminations	(2,670,775)	(6,458)	(9,423)	(85,637)	(385,374)
Transfers between sub-accounts (including fixed account), net	1,397,831	43,258	54,677	(38,676)	(28,800,119)
Contract maintenance charges	(659,122)	(2,106)	(624)	(5,375)	(142,280)
Increase (decrease) in net assets from contract transactions	2,569,538	157,601	54,630	(129,577)	(28,573,359)

Increase (decrease) in net assets	10,953,974	192,838	73,425	193,757	(26,933,715)
Net assets at beginning of period	42,740,274	349,901	326,064	1,291,782	26,933,715
Net assets at end of period	$53,694,248	$542,739	$399,489	$1,485,539	$-

Beginning units	2,915,104	31,702	8,172	49,662	2,011,278
Units issued	372,584	14,207	1,821	794	79,572
Units redeemed	(214,415)	(897)	(540)	(5,060)	(2,090,850)
Ending units	3,073,273	45,012	9,453	45,396	-

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$5,744	$-	$9,748	$19,681
Mortality and expense risk and administrative charges	(441,345)	(3,531)	(3,171)	(15,692)	(308,785)
Net investment income (loss)	(441,345)	2,213	(3,171)	(5,944)	(289,104)
Net realized gain (loss)	174,597	8,798	6,021	8,510	62,534
Capital gain distribution from mutual funds	192,425	-	34,183	81,465	445,743
Change in unrealized appreciation (depreciation) of investments	5,210,557	24,997	82,956	48,600	(432,289)
Increase (decrease) in net assets from operations	5,136,234	36,008	119,989	132,631	(213,116)

From contract transactions:
Payments received from contract owners	3,196,629	170,403	66,287	3,208	2,285,659
Payments for contract benefits or terminations	(473,762)	(3,917)	(8,116)	(28,505)	(571,615)
Transfers between sub-accounts (including fixed account), net	727,182	(51,424)	(27,939)	2,264	1,881,650
Contract maintenance charges	(488,929)	(786)	(313)	(4,037)	(320,006)
Increase (decrease) in net assets from contract transactions	2,961,120	114,276	29,919	(27,070)	3,275,688

Increase (decrease) in net assets	8,097,354	150,284	149,908	105,561	3,062,572
Net assets at beginning of period	34,642,920	199,617	176,156	1,186,221	23,871,143
Net assets at end of period	$42,740,274	$349,901	$326,064	$1,291,782	$26,933,715

Beginning units	2,672,142	19,163	6,776	50,924	1,740,968
Units issued	408,037	25,381	2,566	1,566	389,480
Units redeemed	(165,075)	(12,842)	(1,170)	(2,828)	(119,170)
Ending units	2,915,104	31,702	8,172	49,662	2,011,278

The accompanying Notes to Financial Statements are an integral part of this statement.

17

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$19,072	$11,042	$29,697	$1,193
Mortality and expense risk and administrative charges	(14,279)	(41,620)	(9,816)	(24,701)	(793)
Net investment income (loss)	(14,279)	(22,548)	1,226	4,996	400
Net realized gain (loss)	56,916	16,618	15,712	44,935	1,347
Capital gain distribution from mutual funds	117,640	171,034	-	58,711	-
Change in unrealized appreciation (depreciation) of investments	44,158	149,565	(21,456)	269,338	10,519
Increase (decrease) in net assets from operations	204,435	314,669	(4,518)	377,980	12,266

From contract transactions:
Payments received from contract owners	93,854	468,751	30,400	23,319	36,792
Payments for contract benefits or terminations	(52,388)	(115,162)	(26,276)	(97,565)	(169)
Transfers between sub-accounts (including fixed account), net	52,982	298,669	66,986	(73,025)	(5,150)
Contract maintenance charges	(5,360)	(42,739)	(4,844)	(10,776)	(919)
Increase (decrease) in net assets from contract transactions	89,088	609,519	66,266	(158,047)	30,554

Increase (decrease) in net assets	293,523	924,188	61,748	219,933	42,820
Net assets at beginning of period	929,107	2,917,560	635,119	1,624,490	52,735
Net assets at end of period	$1,222,630	$3,841,748	$696,867	$1,844,423	$95,555

Beginning units	24,871	131,578	43,181	68,227	2,945
Units issued	4,535	33,110	7,095	2,245	1,850
Units redeemed	(2,532)	(7,711)	(2,730)	(7,931)	(358)
Ending units	26,874	156,977	47,546	62,541	4,437

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$52,260	$9,334	$27,589	$608
Mortality and expense risk and administrative charges	(9,953)	(30,449)	(7,396)	(19,619)	(495)
Net investment income (loss)	(9,953)	21,811	1,938	7,970	113
Net realized gain (loss)	21,034	(20,024)	1,415	(3,436)	(2)
Capital gain distribution from mutual funds	59,721	68,486	-	109,124	1,313
Change in unrealized appreciation (depreciation) of investments	157,101	277,481	86,543	(79,202)	3,961
Increase (decrease) in net assets from operations	227,903	347,754	89,896	34,456	5,385

From contract transactions:
Payments received from contract owners	235,472	420,283	48,028	118,575	17,744
Payments for contract benefits or terminations	(18,123)	(106,250)	(13,292)	(54,773)	(51)
Transfers between sub-accounts (including fixed account), net	(90,257)	70,453	50,131	62,815	3,889
Contract maintenance charges	(2,740)	(29,644)	(2,802)	(7,619)	(525)
Increase (decrease) in net assets from contract transactions	124,352	354,842	82,065	118,998	21,057

Increase (decrease) in net assets	352,255	702,596	171,961	153,454	26,442
Net assets at beginning of period	576,852	2,214,964	463,158	1,471,036	26,293
Net assets at end of period	$929,107	$2,917,560	$635,119	$1,624,490	$52,735

Beginning units	21,235	112,789	35,962	62,931	1,591
Units issued	9,088	32,927	19,230	10,521	1,500
Units redeemed	(5,452)	(14,138)	(12,011)	(5,225)	(146)
Ending units	24,871	131,578	43,181	68,227	2,945

The accompanying Notes to Financial Statements are an integral part of this statement.

18

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan MFS Core Bond Portfolio Class 3	SAST SA JPMorgan Mid- Cap Growth Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$182,439	$-	$5,472	$19,360	$11,699
Mortality and expense risk and administrative charges	(97,709)	(18,634)	(12,665)	(18,969)	(6,047)
Net investment income (loss)	84,730	(18,634)	(7,193)	391	5,652
Net realized gain (loss)	62,523	36,351	56,005	151,898	8,926
Capital gain distribution from mutual funds	67,293	318,778	58,192	26,760	6,462
Change in unrealized appreciation (depreciation) of investments	(396,252)	(305,190)	161,973	162,313	76,069
Increase (decrease) in net assets from operations	(181,706)	31,305	268,977	341,362	97,109

From contract transactions:
Payments received from contract owners	352,654	328,110	160,457	530,127	41,400
Payments for contract benefits or terminations	(340,143)	(71,248)	(22,944)	(36,379)	(7,437)
Transfers between sub-accounts (including fixed account), net	535,327	1,560,414	(26,143)	(341,568)	50,863
Contract maintenance charges	(85,540)	(10,833)	(9,271)	(9,678)	(5,643)
Increase (decrease) in net assets from contract transactions	462,298	1,806,443	102,099	142,502	79,183

Increase (decrease) in net assets	280,592	1,837,748	371,076	483,864	176,292
Net assets at beginning of period	7,588,526	908,072	799,299	1,256,907	365,473
Net assets at end of period	$7,869,118	$2,745,820	$1,170,375	$1,740,771	$541,765

Beginning units	469,700	19,088	49,602	85,323	30,365
Units issued	80,975	36,477	13,316	37,502	10,142
Units redeemed	(51,757)	(2,602)	(6,911)	(29,485)	(3,802)
Ending units	498,918	52,963	56,007	93,340	36,705

For the Year Ended December 31, 2020
From operations:
Dividends	$167,926	$-	$6,765	$15,664	$6,021
Mortality and expense risk and administrative charges	(81,547)	(8,256)	(7,692)	(11,530)	(2,723)
Net investment income (loss)	86,379	(8,256)	(927)	4,134	3,298
Net realized gain (loss)	22,393	9,982	16,167	11,041	548
Capital gain distribution from mutual funds	-	96,803	16,034	15,864	25,367
Change in unrealized appreciation (depreciation) of investments	264,536	152,011	167,336	137,745	1,084
Increase (decrease) in net assets from operations	373,308	250,540	198,610	168,784	30,297

From contract transactions:
Payments received from contract owners	975,988	347,002	207,689	338,254	120,098
Payments for contract benefits or terminations	(179,636)	(44,606)	(20,837)	(42,140)	(6,199)
Transfers between sub-accounts (including fixed account), net	1,585,950	(43,855)	(16,315)	121,434	77,710
Contract maintenance charges	(60,524)	(3,502)	(5,221)	(3,494)	(2,325)
Increase (decrease) in net assets from contract transactions	2,321,778	255,039	165,316	414,054	189,284

Increase (decrease) in net assets	2,695,086	505,579	363,926	582,838	219,581
Net assets at beginning of period	4,893,440	402,493	435,373	674,069	145,892
Net assets at end of period	$7,588,526	$908,072	$799,299	$1,256,907	$365,473

Beginning units	325,865	12,526	35,266	53,213	12,110
Units issued	190,588	13,091	20,366	37,355	19,247
Units redeemed	(46,753)	(6,529)	(6,030)	(5,245)	(992)
Ending units	469,700	19,088	49,602	85,323	30,365

The accompanying Notes to Financial Statements are an integral part of this statement.

19

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$389	$7,616	$20,224	$8,968	$10,184
Mortality and expense risk and administrative charges	(24,119)	(24,229)	(19,410)	(17,132)	(14,057)
Net investment income (loss)	(23,730)	(16,613)	814	(8,164)	(3,873)
Net realized gain (loss)	85,828	70,208	5,673	51,258	20,636
Capital gain distribution from mutual funds	201,189	66,241	81,684	61,546	-
Change in unrealized appreciation (depreciation) of investments	152,060	256,652	84,846	151,061	11,098
Increase (decrease) in net assets from operations	415,347	376,488	173,017	255,701	27,861

From contract transactions:
Payments received from contract owners	234,097	11,149	10,000	219,002	56
Payments for contract benefits or terminations	(56,569)	(128,231)	(21,641)	(32,548)	(59,559)
Transfers between sub-accounts (including fixed account), net	(100,987)	(82,066)	110,058	(53,139)	54,844
Contract maintenance charges	(8,662)	(8,226)	(15,973)	(11,820)	(5,147)
Increase (decrease) in net assets from contract transactions	67,879	(207,374)	82,444	121,495	(9,806)

Increase (decrease) in net assets	483,226	169,114	255,461	377,196	18,055
Net assets at beginning of period	1,448,812	1,594,858	1,373,906	1,101,640	995,085
Net assets at end of period	$1,932,038	$1,763,972	$1,629,367	$1,478,836	$1,013,140

Beginning units	43,742	54,235	68,041	87,987	74,360
Units issued	7,345	562	6,469	21,273	5,575
Units redeemed	(5,159)	(6,720)	(2,703)	(12,699)	(6,218)
Ending units	45,928	48,077	71,807	96,561	73,717

For the Year Ended December 31, 2020
From operations:
Dividends	$4,814	$6,169	$23,081	$10,202	$14,721
Mortality and expense risk and administrative charges	(16,280)	(20,129)	(16,279)	(9,905)	(11,853)
Net investment income (loss)	(11,466)	(13,960)	6,802	297	2,868
Net realized gain (loss)	36,143	2,168	(6,642)	10,159	3,691
Capital gain distribution from mutual funds	117,360	127,983	39,050	9,635	14,315
Change in unrealized appreciation (depreciation) of investments	175,402	54,536	59,002	166,906	72,218
Increase (decrease) in net assets from operations	317,439	170,727	98,212	186,997	93,092

From contract transactions:
Payments received from contract owners	161,781	16,851	59,279	235,235	18,733
Payments for contract benefits or terminations	(38,801)	(83,452)	(19,499)	(23,490)	(31,974)
Transfers between sub-accounts (including fixed account), net	(31,935)	(10,760)	(63,898)	104,780	37,140
Contract maintenance charges	(5,056)	(6,293)	(12,217)	(6,047)	(3,950)
Increase (decrease) in net assets from contract transactions	85,989	(83,654)	(36,335)	310,478	19,949

Increase (decrease) in net assets	403,428	87,073	61,877	497,475	113,041
Net assets at beginning of period	1,045,384	1,507,785	1,312,029	604,165	882,044
Net assets at end of period	$1,448,812	$1,594,858	$1,373,906	$1,101,640	$995,085

Beginning units	40,610	57,678	70,234	53,774	72,409
Units issued	8,428	2,640	7,148	46,870	7,107
Units redeemed	(5,296)	(6,083)	(9,341)	(12,657)	(5,156)
Ending units	43,742	54,235	68,041	87,987	74,360

The accompanying Notes to Financial Statements are an integral part of this statement.

20

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PIMCO RAE International Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$15,162	$-	$85,072	$2,400	$75,488
Mortality and expense risk and administrative charges	(10,523)	(438,844)	(23,102)	(1,725)	(257,896)
Net investment income (loss)	4,639	(438,844)	61,970	675	(182,408)
Net realized gain (loss)	954	199,987	(1,687)	3,342	138,355
Capital gain distribution from mutual funds	4,842	5,008,106	-	-	2,997
Change in unrealized appreciation (depreciation) of investments	38,924	(2,542,711)	10,592	10,077	2,161,914
Increase (decrease) in net assets from operations	49,359	2,226,538	70,875	14,094	2,120,858

From contract transactions:
Payments received from contract owners	18,206	2,059,146	51,873	32,334	591,508
Payments for contract benefits or terminations	(32,688)	(1,428,046)	(107,389)	(21,607)	(764,637)
Transfers between sub-accounts (including fixed account), net	23,240	733,120	95,597	4,867	(461,352)
Contract maintenance charges	(3,992)	(456,160)	(5,103)	(690)	(282,241)
Increase (decrease) in net assets from contract transactions	4,766	908,060	34,978	14,904	(916,722)

Increase (decrease) in net assets	54,125	3,134,598	105,853	28,998	1,204,136
Net assets at beginning of period	702,566	32,471,518	1,700,887	122,645	19,721,639
Net assets at end of period	$756,691	$35,606,116	$1,806,740	$151,643	$20,925,775

Beginning units	66,531	2,158,433	92,367	11,901	1,557,228
Units issued	4,850	206,211	8,493	3,464	53,418
Units redeemed	(4,407)	(147,055)	(6,758)	(2,451)	(122,239)
Ending units	66,974	2,217,589	94,102	12,914	1,488,407

For the Year Ended December 31, 2020
From operations:
Dividends	$15,708	$140,631	$91,024	$2,355	$22,881
Mortality and expense risk and administrative charges	(8,594)	(377,081)	(19,173)	(1,316)	(231,855)
Net investment income (loss)	7,114	(236,450)	71,851	1,039	(208,974)
Net realized gain (loss)	(6,898)	19,219	(16,113)	1,049	(26,268)
Capital gain distribution from mutual funds	-	1,778,854	-	185	297,760
Change in unrealized appreciation (depreciation) of investments	(23,417)	590,866	53,847	6,041	(138,527)
Increase (decrease) in net assets from operations	(23,201)	2,152,489	109,585	8,314	(76,009)

From contract transactions:
Payments received from contract owners	29,871	2,871,500	238,602	-	773,113
Payments for contract benefits or terminations	(22,266)	(699,145)	(99,738)	(8,796)	(386,358)
Transfers between sub-accounts (including fixed account), net	47,761	494,745	99,771	27,724	913,559
Contract maintenance charges	(2,639)	(366,694)	(3,464)	(297)	(239,731)
Increase (decrease) in net assets from contract transactions	52,727	2,300,406	235,171	18,631	1,060,583

Increase (decrease) in net assets	29,526	4,452,895	344,756	26,945	984,574
Net assets at beginning of period	673,040	28,018,623	1,356,131	95,700	18,737,065
Net assets at end of period	$702,566	$32,471,518	$1,700,887	$122,645	$19,721,639

Beginning units	60,833	1,998,682	78,265	9,441	1,466,446
Units issued	9,644	324,464	24,586	3,719	167,491
Units redeemed	(3,946)	(164,713)	(10,484)	(1,259)	(76,709)
Ending units	66,531	2,158,433	92,367	11,901	1,557,228

The accompanying Notes to Financial Statements are an integral part of this statement.

21

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$3,884	$-	$411,851	$1,528,546	$1,418,348
Mortality and expense risk and administrative charges	(13,239)	(43,974)	(576,387)	(1,218,073)	(1,222,216)
Net investment income (loss)	(9,355)	(43,974)	(164,536)	310,473	196,132
Net realized gain (loss)	22,303	85,764	661,722	734,662	940,002
Capital gain distribution from mutual funds	31,102	51,187	2,248,370	5,669,198	3,847,520
Change in unrealized appreciation (depreciation) of investments	64,687	387,357	1,922,009	496,887	2,231,465
Increase (decrease) in net assets from operations	108,737	480,334	4,667,565	7,211,220	7,215,119

From contract transactions:
Payments received from contract owners	177,911	427,902	3,567,169	5,543,609	3,438,789
Payments for contract benefits or terminations	(17,394)	(119,275)	(1,502,643)	(3,928,085)	(3,911,669)
Transfers between sub-accounts (including fixed account), net	10,677	4,261	28,797	3,041,460	29,836,684
Contract maintenance charges	(7,487)	(43,490)	(609,974)	(1,247,122)	(1,256,615)
Increase (decrease) in net assets from contract transactions	163,707	269,398	1,483,349	3,409,862	28,107,189

Increase (decrease) in net assets	272,444	749,732	6,150,914	10,621,082	35,322,308
Net assets at beginning of period	859,617	3,204,236	42,654,805	89,543,143	72,493,299
Net assets at end of period	$1,132,061	$3,953,968	$48,805,719	$100,164,225	$107,815,607

Beginning units	67,434	235,611	2,880,703	5,103,805	4,370,781
Units issued	18,215	36,861	306,801	493,316	1,941,894
Units redeemed	(6,679)	(18,752)	(216,413)	(310,280)	(336,388)
Ending units	78,970	253,720	2,971,091	5,286,841	5,976,287

For the Year Ended December 31, 2020
From operations:
Dividends	$5,372	$16,907	$37,816	$964,051	$807,174
Mortality and expense risk and administrative charges	(7,762)	(29,142)	(478,577)	(1,029,686)	(851,521)
Net investment income (loss)	(2,390)	(12,235)	(440,761)	(65,635)	(44,347)
Net realized gain (loss)	9,399	44,809	351,309	335,969	252,647
Capital gain distribution from mutual funds	29,498	17,901	924,530	4,565,809	2,885,829
Change in unrealized appreciation (depreciation) of investments	156,302	422,624	2,607,944	4,351,353	2,765,989
Increase (decrease) in net assets from operations	192,809	473,099	3,443,022	9,187,496	5,860,118

From contract transactions:
Payments received from contract owners	195,301	969,493	4,903,060	5,445,019	3,682,379
Payments for contract benefits or terminations	(14,542)	(51,836)	(825,513)	(2,039,311)	(1,709,332)
Transfers between sub-accounts (including fixed account), net	30,130	109,708	1,409,054	362,747	224,195
Contract maintenance charges	(3,402)	(28,071)	(478,396)	(993,458)	(817,132)
Increase (decrease) in net assets from contract transactions	207,487	999,294	5,008,205	2,774,997	1,380,110

Increase (decrease) in net assets	400,296	1,472,393	8,451,227	11,962,493	7,240,228
Net assets at beginning of period	459,321	1,731,843	34,203,578	77,580,650	65,253,071
Net assets at end of period	$859,617	$3,204,236	$42,654,805	$89,543,143	$72,493,299

Beginning units	42,366	147,229	2,483,361	4,939,157	4,280,853
Units issued	37,658	119,077	652,264	528,965	323,190
Units redeemed	(12,590)	(30,695)	(254,922)	(364,317)	(233,262)
Ending units	67,434	235,611	2,880,703	5,103,805	4,370,781

The accompanying Notes to Financial Statements are an integral part of this statement.

22

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 3
For the Year Ended December 31, 2021
From operations:
Dividends	$265,406	$-	$93,381	$3,816	$-
Mortality and expense risk and administrative charges	(331,541)	(99,007)	(89,242)	(26,922)	(13,492)
Net investment income (loss)	(66,135)	(99,007)	4,139	(23,106)	(13,492)
Net realized gain (loss)	210,324	132,435	76,325	71,006	98,109
Capital gain distribution from mutual funds	2,069,713	1,819,780	107,751	82,214	254,767
Change in unrealized appreciation (depreciation) of investments	930,192	(2,018,255)	(416,192)	(512)	(269,252)
Increase (decrease) in net assets from operations	3,144,094	(165,047)	(227,977)	129,602	70,132

From contract transactions:
Payments received from contract owners	3,766,108	1,629,337	446,621	120,512	153,312
Payments for contract benefits or terminations	(387,926)	(436,052)	(345,437)	(32,581)	(15,869)
Transfers between sub-accounts (including fixed account), net	866,192	5,951,144	(557,874)	(7,563)	(1,113,294)
Contract maintenance charges	(356,228)	(25,943)	(75,408)	(24,788)	(5,369)
Increase (decrease) in net assets from contract transactions	3,888,146	7,118,486	(532,098)	55,580	(981,220)

Increase (decrease) in net assets	7,032,240	6,953,439	(760,075)	185,182	(911,088)
Net assets at beginning of period	23,261,161	5,483,895	6,959,679	2,188,843	911,088
Net assets at end of period	$30,293,401	$12,437,334	$6,199,604	$2,374,025	$-

Beginning units	1,894,588	86,671	508,280	154,815	26,644
Units issued	402,934	109,792	84,002	30,654	11,560
Units redeemed	(106,565)	(8,506)	(124,284)	(27,247)	(38,204)
Ending units	2,190,957	187,957	467,998	158,222	-

For the Year Ended December 31, 2020
From operations:
Dividends	$247,122	$-	$121,494	$15,817	$-
Mortality and expense risk and administrative charges	(230,934)	(52,974)	(70,463)	(19,558)	(8,430)
Net investment income (loss)	16,188	(52,974)	51,031	(3,741)	(8,430)
Net realized gain (loss)	29,664	89,825	46,458	33,243	40,613
Capital gain distribution from mutual funds	330,962	522,517	8,027	21,918	48,134
Change in unrealized appreciation (depreciation) of investments	1,128,031	1,417,382	109,897	201,084	245,479
Increase (decrease) in net assets from operations	1,504,845	1,976,750	215,413	252,504	325,796

From contract transactions:
Payments received from contract owners	5,786,041	865,908	2,718,647	414,855	105,152
Payments for contract benefits or terminations	(245,807)	(172,112)	(260,045)	(149,023)	(12,938)
Transfers between sub-accounts (including fixed account), net	(560,454)	247,969	788,130	375,867	24,068
Contract maintenance charges	(242,399)	(7,960)	(46,604)	(16,335)	(1,809)
Increase (decrease) in net assets from contract transactions	4,737,381	933,805	3,200,128	625,364	114,473

Increase (decrease) in net assets	6,242,226	2,910,555	3,415,541	877,868	440,269
Net assets at beginning of period	17,018,935	2,573,340	3,544,138	1,310,975	470,819
Net assets at end of period	$23,261,161	$5,483,895	$6,959,679	$2,188,843	$911,088

Beginning units	1,474,484	65,939	274,099	108,020	22,068
Units issued	611,021	38,240	301,560	78,229	9,789
Units redeemed	(190,917)	(17,508)	(67,379)	(31,434)	(5,213)
Ending units	1,894,588	86,671	508,280	154,815	26,644

The accompanying Notes to Financial Statements are an integral part of this statement.

23

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	T Rowe Price Retirement 2015 Advisor Class	T Rowe Price Retirement 2020 Advisor Class	T Rowe Price Retirement 2025 Advisor Class	T Rowe Price Retirement 2030 Advisor Class	T Rowe Price Retirement 2035 Advisor Class
For the Year Ended December 31, 2021
From operations:
Dividends	$252,455	$515,302	$706,855	$586,817	$378,334
Mortality and expense risk and administrative charges	(170,751)	(416,288)	(622,155)	(678,150)	(551,521)
Net investment income (loss)	81,704	99,014	84,700	(91,333)	(173,187)
Net realized gain (loss)	739,486	750,013	1,373,441	995,660	941,723
Capital gain distribution from mutual funds	1,613,865	4,191,009	5,992,054	5,989,912	3,663,448
Change in unrealized appreciation (depreciation) of investments	(1,006,170)	(1,300,603)	(1,162,720)	800,153	2,422,842
Increase (decrease) in net assets from operations	1,428,885	3,739,433	6,287,475	7,694,392	6,854,826

From contract transactions:
Payments received from contract owners	1,061,728	4,170,939	7,796,033	11,505,273	11,996,749
Payments for contract benefits or terminations	(1,866,736)	(7,564,406)	(5,736,253)	(4,219,478)	(3,065,502)
Transfers between sub-accounts (including fixed account), net	1,905,739	136,996	3,947,639	3,388,914	2,533,294
Contract maintenance charges	(4,039)	(3,180)	(6,244)	(9,985)	(8,638)
Increase (decrease) in net assets from contract transactions	1,096,692	(3,259,651)	6,001,175	10,664,724	11,455,903

Increase (decrease) in net assets	2,525,577	479,782	12,288,650	18,359,116	18,310,729
Net assets at beginning of period	16,016,822	41,689,867	57,653,389	59,925,432	46,454,655
Net assets at end of period	$18,542,399	$42,169,649	$69,942,039	$78,284,548	$64,765,384

Beginning units	11,292,320	28,318,849	37,659,819	37,872,844	28,603,740
Units issued	15,914,056	4,570,183	7,892,769	9,101,202	8,395,541
Units redeemed	(15,145,452)	(6,641,249)	(4,222,461)	(2,868,910)	(1,928,274)
Ending units	12,060,924	26,247,783	41,330,127	44,105,136	35,071,007

For the Year Ended December 31, 2020
From operations:
Dividends	$214,444	$504,862	$602,634	$545,686	$355,262
Mortality and expense risk and administrative charges	(142,214)	(362,984)	(467,068)	(484,094)	(361,753)
Net investment income (loss)	72,230	141,878	135,566	61,592	(6,491)
Net realized gain (loss)	(153,865)	(203,275)	645,058	582,931	246,558
Capital gain distribution from mutual funds	1,072,218	3,180,629	2,180,962	2,506,112	1,713,618
Change in unrealized appreciation (depreciation) of investments	674,561	1,184,470	3,954,492	4,561,010	4,257,940
Increase (decrease) in net assets from operations	1,665,144	4,303,702	6,916,078	7,711,645	6,211,625

From contract transactions:
Payments received from contract owners	1,853,301	4,533,397	7,038,510	8,655,334	7,724,443
Payments for contract benefits or terminations	(1,822,232)	(4,694,467)	(3,849,886)	(3,403,070)	(2,141,809)
Transfers between sub-accounts (including fixed account), net	488,525	(959,724)	2,025,079	8,406	158,329
Contract maintenance charges	(9,648)	(3,029)	(6,185)	(9,268)	(7,554)
Increase (decrease) in net assets from contract transactions	509,946	(1,123,823)	5,207,518	5,251,402	5,733,409

Increase (decrease) in net assets	2,175,090	3,179,879	12,123,596	12,963,047	11,945,034
Net assets at beginning of period	13,841,732	38,509,988	45,529,793	46,962,385	34,509,621
Net assets at end of period	$16,016,822	$41,689,867	$57,653,389	$59,925,432	$46,454,655

Beginning units	10,854,083	29,266,464	33,703,359	33,984,792	24,574,806
Units issued	16,378,353	7,222,926	8,384,956	8,094,044	6,097,593
Units redeemed	(15,940,116)	(8,170,541)	(4,428,496)	(4,205,992)	(2,068,659)
Ending units	11,292,320	28,318,849	37,659,819	37,872,844	28,603,740

The accompanying Notes to Financial Statements are an integral part of this statement.

24

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	T Rowe Price Retirement 2040 Advisor Class	T Rowe Price Retirement 2045 Advisor Class	T Rowe Price Retirement 2050 Advisor Class	T Rowe Price Retirement 2055 Advisor Class	T Rowe Price Retirement 2060 Advisor Class
For the Year Ended December 31, 2021
From operations:
Dividends	$290,853	$200,421	$177,818	$89,448	$76,667
Mortality and expense risk and administrative charges	(552,151)	(427,167)	(359,492)	(178,980)	(138,034)
Net investment income (loss)	(261,298)	(226,746)	(181,674)	(89,532)	(61,367)
Net realized gain (loss)	947,859	822,933	633,530	278,795	399,407
Capital gain distribution from mutual funds	4,325,973	2,894,965	2,516,325	1,062,191	614,387
Change in unrealized appreciation (depreciation) of investments	2,534,789	2,755,764	2,313,950	1,373,576	1,074,845
Increase (decrease) in net assets from operations	7,547,323	6,246,916	5,282,131	2,625,030	2,027,272

From contract transactions:
Payments received from contract owners	10,427,951	8,514,618	8,428,291	4,859,366	4,467,382
Payments for contract benefits or terminations	(3,343,503)	(3,641,150)	(2,478,446)	(1,163,650)	(837,270)
Transfers between sub-accounts (including fixed account), net	2,109,831	1,234,268	117,402	105,433	284,472
Contract maintenance charges	(9,984)	(8,968)	(8,671)	(6,913)	(5,598)
Adjustments to net assets allocated to contracts in payout period	-	-	-	(47)	-
Increase (decrease) in net assets from contract transactions	9,184,295	6,098,768	6,058,576	3,794,189	3,908,986

Increase (decrease) in net assets	16,731,618	12,345,684	11,340,707	6,419,219	5,936,258
Net assets at beginning of period	47,694,338	37,193,060	31,470,810	15,238,951	11,853,672
Net assets at end of period	$64,425,956	$49,538,744	$42,811,517	$21,658,170	$17,789,930

Beginning units	28,731,456	22,138,595	18,735,324	9,085,740	7,062,589
Units issued	6,874,882	4,863,868	4,340,779	2,542,941	2,935,057
Units redeemed	(1,844,934)	(1,549,235)	(1,102,857)	(494,095)	(856,545)
Ending units	33,761,404	25,453,228	21,973,246	11,134,586	9,141,101

For the Year Ended December 31, 2020
From operations:
Dividends	$300,502	$221,287	$187,984	$89,068	$71,025
Mortality and expense risk and administrative charges	(364,467)	(276,666)	(231,871)	(111,062)	(81,051)
Net investment income (loss)	(63,965)	(55,379)	(43,887)	(21,994)	(10,026)
Net realized gain (loss)	236,236	282,777	171,215	82,294	23,399
Capital gain distribution from mutual funds	1,893,160	1,344,747	1,093,726	396,756	189,400
Change in unrealized appreciation (depreciation) of investments	4,730,523	4,020,070	3,498,991	1,870,666	1,715,989
Increase (decrease) in net assets from operations	6,795,954	5,592,215	4,720,045	2,327,722	1,918,762

From contract transactions:
Payments received from contract owners	7,995,508	6,979,655	6,658,095	3,712,830	3,344,600
Payments for contract benefits or terminations	(2,792,828)	(2,125,441)	(1,541,009)	(960,151)	(743,259)
Transfers between sub-accounts (including fixed account), net	456,343	347,035	(445,335)	(225,226)	454,503
Contract maintenance charges	(9,049)	(7,963)	(7,998)	(6,099)	(5,357)
Adjustments to net assets allocated to contracts in payout period	-	-	(108)	(122)	-
Increase (decrease) in net assets from contract transactions	5,649,974	5,193,286	4,663,645	2,521,232	3,050,487

Increase (decrease) in net assets	12,445,928	10,785,501	9,383,690	4,848,954	4,969,249
Net assets at beginning of period	35,248,410	26,407,559	22,087,120	10,389,997	6,884,423
Net assets at end of period	$47,694,338	$37,193,060	$31,470,810	$15,238,951	$11,853,672

Beginning units	24,778,213	18,428,906	15,419,391	7,256,580	4,805,934
Units issued	5,485,295	5,202,905	4,363,180	2,286,468	3,049,450
Units redeemed	(1,532,052)	(1,493,216)	(1,047,247)	(457,308)	(792,795)
Ending units	28,731,456	22,138,595	18,735,324	9,085,740	7,062,589

The accompanying Notes to Financial Statements are an integral part of this statement.

25

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Aggressive Growth Lifestyle Fund	VALIC Company I Asset Allocation Fund	VALIC Company I Blue Chip Growth Fund	VALIC Company I Capital Appreciation Fund	VALIC Company I Capital Conservation Fund
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$1,615,158	$-	$-	$8,923,747
Mortality and expense risk and administrative charges	(3,692,036)	(1,506,585)	(9,662,321)	(345,830)	(849,681)
Net investment income (loss)	(3,692,036)	108,573	(9,662,321)	(345,830)	8,074,066
Net realized gain (loss)	653,890	1,526,897	74,264,984	374,856	(5,382,033)
Capital gain distribution from mutual funds	-	-	91,194,730	-	4,947,602
Change in unrealized appreciation (depreciation) of investments	40,673,254	20,737,648	(12,212,898)	8,017,441	(14,043,286)
Increase (decrease) in net assets from operations	37,635,108	22,373,118	143,584,495	8,046,467	(6,403,651)

From contract transactions:
Payments received from contract owners	31,007,384	5,999,295	55,092,138	991,443	2,885,141
Payments for contract benefits or terminations	(32,336,917)	(12,089,611)	(91,062,934)	(3,236,627)	(9,264,789)
Transfers between sub-accounts (including fixed account), net	714,421,074	(1,802,790)	(65,416,237)	56,995,656	(214,077,370)
Contract maintenance charges	(566,309)	(71,281)	(596,875)	(22,126)	(42,395)
Adjustments to net assets allocated to contracts in payout period	19,021	8,667	(20,654)	-	(112,801)
Increase (decrease) in net assets from contract transactions	712,544,253	(7,955,720)	(102,004,562)	54,728,346	(220,612,214)

Increase (decrease) in net assets	750,179,361	14,417,398	41,579,933	62,774,813	(227,015,865)
Net assets at beginning of period	-	147,421,552	975,296,395	-	227,015,865
Net assets at end of period	$750,179,361	$161,838,950	$1,016,876,328	$62,774,813	$-

Beginning units	-	15,009,742	223,456,301	-	54,698,723
Units issued	157,337,913	525,706	7,234,366	15,386,300	11,365,170
Units redeemed	(4,324,321)	(1,321,662)	(28,446,084)	(1,009,328)	(66,063,893)
Ending units	153,013,592	14,213,786	202,244,583	14,376,972	-

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$1,689,485	$-	$-	$4,891,969
Mortality and expense risk and administrative charges	-	(1,321,050)	(8,197,802)	-	(1,879,186)
Net investment income (loss)	-	368,435	(8,197,802)	-	3,012,783
Net realized gain (loss)	-	(2,544,176)	82,636,433	-	2,686,624
Capital gain distribution from mutual funds	-	2,503,872	84,914,862	-	-
Change in unrealized appreciation (depreciation) of investments	-	12,933,230	86,760,687	-	6,793,325
Increase (decrease) in net assets from operations	-	13,261,361	246,114,180	-	12,492,732

From contract transactions:
Payments received from contract owners	-	5,801,896	55,096,167	-	7,221,640
Payments for contract benefits or terminations	-	(12,652,110)	(69,843,402)	-	(19,521,964)
Transfers between sub-accounts (including fixed account), net	-	(10,950,968)	(98,961,536)	-	76,671,948
Contract maintenance charges	-	(76,100)	(615,960)	-	(102,839)
Adjustments to net assets allocated to contracts in payout period	-	871	(398)	-	(3,816)
Increase (decrease) in net assets from contract transactions	-	(17,876,411)	(114,325,129)	-	64,264,969

Increase (decrease) in net assets	-	(4,615,050)	131,789,051	-	76,757,701
Net assets at beginning of period	-	152,036,602	843,507,344	-	150,258,164
Net assets at end of period	$-	$147,421,552	$975,296,395	$-	$227,015,865

Beginning units	-	17,063,207	256,689,601	-	37,622,298
Units issued	-	505,025	6,385,426	-	34,186,824
Units redeemed	-	(2,558,490)	(39,618,726)	-	(17,110,399)
Ending units	-	15,009,742	223,456,301	-	54,698,723

The accompanying Notes to Financial Statements are an integral part of this statement.

26

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Conservative Growth Lifestyle Fund	VALIC Company I Core Bond Fund	VALIC Company I Core Equity Fund	VALIC Company I Dividend Value Fund	VALIC Company I Dynamic Allocation Fund
For the Year Ended December 31, 2021
From operations:
Dividends	$-	$-	$3,738,078	$21,482,669	$3,357,561
Mortality and expense risk and administrative charges	(1,872,572)	(12,727,279)	(778,562)	(10,710,147)	(1,984,952)
Net investment income (loss)	(1,872,572)	(12,727,279)	2,959,516	10,772,522	1,372,609
Net realized gain (loss)	350,157	2,759,841	30,496,495	10,442,743	3,029,474
Capital gain distribution from mutual funds	-	-	113,213,315	27,753,810	17,061,910
Change in unrealized appreciation (depreciation) of investments	11,104,169	26,328,599	(108,508,443)	161,548,752	(5,004,677)
Increase (decrease) in net assets from operations	9,581,754	16,361,161	38,160,883	210,517,827	16,459,316

From contract transactions:
Payments received from contract owners	19,109,254	108,940,847	875,559	69,812,993	2,322,545
Payments for contract benefits or terminations	(26,617,630)	(158,562,967)	(5,478,268)	(98,289,225)	(19,439,407)
Transfers between sub-accounts (including fixed account), net	367,411,551	2,305,051,289	(299,763,818)	304,902,078	(2,443,910)
Contract maintenance charges	(129,472)	(893,693)	(19,901)	(671,060)	(2,393,394)
Adjustments to net assets allocated to contracts in payout period	(371,434)	9,382	(259,842)	(8,585)	(841)
Increase (decrease) in net assets from contract transactions	359,402,269	2,254,544,858	(304,646,270)	275,746,201	(21,955,007)

Increase (decrease) in net assets	368,984,023	2,270,906,019	(266,485,387)	486,264,028	(5,495,691)
Net assets at beginning of period	-	-	266,485,387	857,316,871	190,569,075
Net assets at end of period	$368,984,023	$2,270,906,019	$-	$1,343,580,899	$185,073,384

Beginning units	-	-	43,601,912	214,926,150	113,418,104
Units issued	101,985,329	1,066,929,516	106,545	124,830,207	9,315,818
Units redeemed	(4,794,727)	(105,748,814)	(43,708,457)	(65,716,273)	(21,785,571)
Ending units	97,190,602	961,180,702	-	274,040,084	100,948,351

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$-	$3,215,442	$20,882,014	$3,810,274
Mortality and expense risk and administrative charges	-	-	(2,260,658)	(7,490,526)	(1,951,899)
Net investment income (loss)	-	-	954,784	13,391,488	1,858,375
Net realized gain (loss)	-	-	17,740,214	(46,448,653)	2,040,921
Capital gain distribution from mutual funds	-	-	19,923,122	46,078,643	7,103,741
Change in unrealized appreciation (depreciation) of investments	-	-	1,935,242	(56,475,336)	6,606,134
Increase (decrease) in net assets from operations	-	-	40,553,362	(43,453,858)	17,609,171

From contract transactions:
Payments received from contract owners	-	-	3,302,080	50,806,782	2,299,341
Payments for contract benefits or terminations	-	-	(18,289,692)	(55,599,328)	(18,292,852)
Transfers between sub-accounts (including fixed account), net	-	-	(13,499,113)	(92,817,263)	(4,111,160)
Contract maintenance charges	-	-	(70,717)	(466,919)	(2,180,531)
Adjustments to net assets allocated to contracts in payout period	-	-	1,485	(12,151)	(1,070)
Increase (decrease) in net assets from contract transactions	-	-	(28,555,957)	(98,088,879)	(22,286,272)

Increase (decrease) in net assets	-	-	11,997,405	(141,542,737)	(4,677,101)
Net assets at beginning of period	-	-	254,487,982	998,859,608	195,246,176
Net assets at end of period	$-	$-	$266,485,387	$857,316,871	$190,569,075

Beginning units	-	-	49,830,334	250,653,175	127,676,637
Units issued	-	-	1,155,871	63,889,531	8,143,543
Units redeemed	-	-	(7,384,293)	(99,616,556)	(22,402,076)
Ending units	-	-	43,601,912	214,926,150	113,418,104

The accompanying Notes to Financial Statements are an integral part of this statement.

27

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Emerging Economies Fund	VALIC Company I Global Real Estate Fund	VALIC Company I Global Strategy Fund	VALIC Company I Government Money Market I Fund	VALIC Company I Government Securities Fund

For the Year Ended December 31, 2021
From operations:
Dividends	$15,309,259	$13,105,949	$12,120,517	$42,434	$2,535,557
Mortality and expense risk and administrative charges	(7,938,815)	(3,697,327)	(2,729,229)	(3,992,249)	(1,190,651)

Net investment income (loss)	7,370,444	9,408,622	9,391,288	(3,949,815)	1,344,906
Net realized gain (loss)	77,755,563	4,404,202	(7,720,083)	(1)	357,022
Capital gain distribution from mutual funds	-	9,799,593	-	-	-
Change in unrealized appreciation (depreciation) of investments	(74,042,562)	53,152,982	19,258,543	1	(5,768,726)

Increase (decrease) in net assets from operations	11,083,445	76,765,399	20,929,748	(3,949,815)	(4,066,798)

From contract transactions:
Payments received from contract owners	49,625,418	24,501,569	8,014,889	66,726,810	4,496,545
Payments for contract benefits or terminations	(73,266,316)	(33,303,647)	(25,414,695)	(71,780,842)	(16,210,677)
Transfers between sub-accounts (including fixed account), net	(176,323,481)	175,103,879	(25,434,452)	97,547,347	38,399,502
Contract maintenance charges	(239,389)	(147,759)	(229,662)	(166,171)	(49,981)
Adjustments to net assets allocated to contracts in payout period	(2,028)	299	(15,024)	16,725	(490)

Increase (decrease) in net assets from contract transactions	(200,205,796)	166,154,341	(43,078,944)	92,343,869	26,634,899

Increase (decrease) in net assets	(189,122,351)	242,919,740	(22,149,196)	88,394,054	22,568,101
Net assets at beginning of period	913,734,880	298,225,922	298,631,983	367,605,253	117,884,129

Net assets at end of period	$724,612,529	$541,145,662	$276,482,787	$455,999,307	$140,452,230

Beginning units	711,040,166	183,897,782	138,484,784	189,741,251	30,206,774
Units issued	74,499,304	108,382,975	6,534,852	121,056,516	16,083,594
Units redeemed	(220,190,767)	(19,562,066)	(25,809,793)	(74,166,715)	(9,526,308)

Ending units	565,348,703	272,718,691	119,209,843	236,631,052	36,764,060

For the Year Ended December 31, 2020
From operations:
Dividends	$16,734,046	$12,088,149	$18,410,247	$652,495	$2,534,094
Mortality and expense risk and administrative charges	(6,729,108)	(3,008,137)	(2,768,485)	(3,375,699)	(1,049,692)

Net investment income (loss)	10,004,938	9,080,012	15,641,762	(2,723,204)	1,484,402
Net realized gain (loss)	14,054,558	(25,269,925)	(7,419,674)	(1)	899,585
Capital gain distribution from mutual funds	-	6,265,141	18,444,735	-	-
Change in unrealized appreciation (depreciation) of investments	99,933,131	(35,129,038)	(20,947,269)	-	3,496,370

Increase (decrease) in net assets from operations	123,992,627	(45,053,810)	5,719,554	(2,723,205)	5,880,357

From contract transactions:
Payments received from contract owners	44,567,999	21,766,166	9,483,942	69,891,648	5,447,673
Payments for contract benefits or terminations	(59,175,370)	(22,493,596)	(24,672,101)	(69,143,720)	(11,439,834)
Transfers between sub-accounts (including fixed account), net	43,471,850	(117,565,673)	(15,706,491)	74,959,237	15,395,941
Contract maintenance charges	(243,257)	(131,376)	(233,309)	(134,273)	(56,232)
Adjustments to net assets allocated to contracts in payout period	(751)	206	688	2	(614)

Increase (decrease) in net assets from contract transactions	28,620,471	(118,424,273)	(31,127,271)	75,572,894	9,346,934

Increase (decrease) in net assets	152,613,098	(163,478,083)	(25,407,717)	72,849,689	15,227,291
Net assets at beginning of period	761,121,782	461,704,005	324,039,700	294,755,564	102,656,838

Net assets at end of period	$913,734,880	$298,225,922	$298,631,983	$367,605,253	$117,884,129

Beginning units	680,723,908	264,357,969	154,123,488	149,254,389	27,421,737
Units issued	189,006,649	19,776,580	11,801,116	126,551,391	19,636,926
Units redeemed	(158,690,391)	(100,236,767)	(27,439,820)	(86,064,529)	(16,851,889)

Ending units	711,040,166	183,897,782	138,484,784	189,741,251	30,206,774

The accompanying Notes to Financial Statements are an integral part of this statement.

28

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Growth Fund	VALIC Company I Health Sciences Fund	VALIC Company I High Yield Bond Fund	VALIC Company I Inflation Protected Fund	VALIC Company I International Equities Index Fund

For the Year Ended December 31, 2021
From operations:
Dividends	$1,855,937	$-	$-	$10,007,022	$19,968,085
Mortality and expense risk and administrative charges	(13,368,552)	(2,762,643)	(3,062,002)	(6,441,446)	(14,787,089)

Net investment income (loss)	(11,512,615)	(2,762,643)	(3,062,002)	3,565,576	5,180,996
Net realized gain (loss)	221,858,925	(238,205,980)	1,075,958	12,047,923	56,755,015
Capital gain distribution from mutual funds	196,553,889	476,222,435	-	3,395,721	6,405,850
Change in unrealized appreciation (depreciation) of investments	(148,601,964)	(239,694,940)	14,247,844	8,418,783	84,436,607

Increase (decrease) in net assets from operations	258,298,235	(4,441,128)	12,261,800	27,428,003	152,778,468

From contract transactions:
Payments received from contract owners	28,782,653	11,547,115	16,515,701	36,008,206	95,547,981
Payments for contract benefits or terminations	(108,813,364)	(23,004,021)	(34,755,880)	(75,557,557)	(139,190,739)
Transfers between sub-accounts (including fixed account), net	(349,834,204)	(962,084,152)	529,757,380	49,669,387	(10,055,048)
Contract maintenance charges	(347,662)	(75,403)	(134,327)	(533,222)	(611,396)
Adjustments to net assets allocated to contracts in payout period	(1,889)	(100,948)	(6,072)	(6,509)	(8,645)

Increase (decrease) in net assets from contract transactions	(430,214,466)	(973,717,409)	511,376,802	9,580,305	(54,317,847)

Increase (decrease) in net assets	(171,916,231)	(978,158,537)	523,638,602	37,008,308	98,460,621
Net assets at beginning of period	1,684,477,957	978,158,537	-	757,662,191	1,507,483,926

Net assets at end of period	$1,512,561,726	$-	$523,638,602	$794,670,499	$1,605,944,547

Beginning units	409,760,167	116,540,320	-	501,425,577	611,811,572
Units issued	30,185,075	898,891	165,491,383	96,862,400	97,504,663
Units redeemed	(131,863,389)	(117,439,211)	(14,936,582)	(95,383,092)	(113,389,578)

Ending units	308,081,853	-	150,554,801	502,904,885	595,926,657

For the Year Ended December 31, 2020
From operations:
Dividends	$4,777,146	$-	$-	$13,749,911	$28,968,048
Mortality and expense risk and administrative charges	(12,906,009)	(8,069,910)	-	(6,409,061)	(10,833,492)

Net investment income (loss)	(8,128,863)	(8,069,910)	-	7,340,850	18,134,556
Net realized gain (loss)	66,566,668	16,146,794	-	4,584,377	(4,390,322)
Capital gain distribution from mutual funds	116,428,154	54,955,897	-	-	19,814,296
Change in unrealized appreciation (depreciation) of investments	320,563,843	156,306,122	-	42,783,350	89,624,130

Increase (decrease) in net assets from operations	495,429,802	219,338,903	-	54,708,577	123,182,660

From contract transactions:
Payments received from contract owners	41,515,340	35,810,459	-	41,217,384	76,055,054
Payments for contract benefits or terminations	(94,132,617)	(67,478,813)	-	(61,377,883)	(90,156,159)
Transfers between sub-accounts (including fixed account), net	(143,900,380)	(30,656,603)	-	114,039,590	227,744,315
Contract maintenance charges	(440,734)	(286,217)	-	(575,682)	(563,379)
Adjustments to net assets allocated to contracts in payout period	(14,395)	18,659	-	(6,735)	953

Increase (decrease) in net assets from contract transactions	(196,972,786)	(62,592,515)	-	93,296,674	213,080,784

Increase (decrease) in net assets	298,457,016	156,746,388	-	148,005,251	336,263,444
Net assets at beginning of period	1,386,020,941	821,412,149	-	609,656,940	1,171,220,482

Net assets at end of period	$1,684,477,957	$978,158,537	$-	$757,662,191	$1,507,483,926

Beginning units	473,995,472	125,570,637	-	436,272,703	508,291,382
Units issued	23,263,827	3,292,677	-	174,001,885	210,044,926
Units redeemed	(87,499,132)	(12,322,994)	-	(108,849,011)	(106,524,736)

Ending units	409,760,167	116,540,320	-	501,425,577	611,811,572

The accompanying Notes to Financial Statements are an integral part of this statement.

29

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I International Government Bond Fund	VALIC Company I International Growth Fund	VALIC Company I International Opportunities Fund	VALIC Company I International Socially Responsible Fund	VALIC Company I International Value Fund

For the Year Ended December 31, 2021
From operations:
Dividends	$2,905,525	$-	$-	$6,244,236	$10,627,245
Mortality and expense risk and administrative charges	(1,150,914)	(5,529,043)	(3,259,467)	(3,494,635)	(6,094,286)

Net investment income (loss)	1,754,611	(5,529,043)	(3,259,467)	2,749,601	4,532,959
Net realized gain (loss)	1,725,456	27,987,915	4,038,812	23,521,237	45,153,557
Capital gain distribution from mutual funds	1,929,988	2,106,574	-	65,904,908	-
Change in unrealized appreciation (depreciation) of investments	(14,208,529)	48,162,344	17,565,066	(52,033,886)	(9,124,768)

Increase (decrease) in net assets from operations	(8,798,474)	72,727,790	18,344,411	40,141,860	40,561,748

From contract transactions:
Payments received from contract owners	4,619,657	17,124,748	18,040,494	14,097,985	28,518,922
Payments for contract benefits or terminations	(10,163,975)	(48,795,063)	(31,674,675)	(28,766,614)	(64,732,763)
Transfers between sub-accounts (including fixed account), net	(7,258,671)	(5,379,377)	518,024,412	(23,393,968)	(52,509,969)
Contract maintenance charges	(133,777)	(299,080)	(93,090)	(104,082)	(361,926)
Adjustments to net assets allocated to contracts in payout period	(123)	(3,213)	(18,022)	(13,014)	(325)

Increase (decrease) in net assets from contract transactions	(12,936,889)	(37,351,985)	504,279,119	(38,179,693)	(89,086,061)

Increase (decrease) in net assets	(21,735,363)	35,375,805	522,623,530	1,962,167	(48,524,313)
Net assets at beginning of period	135,128,345	560,854,128	-	367,308,711	667,291,885

Net assets at end of period	$113,392,982	$596,229,933	$522,623,530	$369,270,878	$618,767,572

Beginning units	37,212,596	107,040,992	-	44,376,748	457,784,448
Units issued	20,993,754	15,098,715	173,818,469	11,955,240	38,642,179
Units redeemed	(24,725,623)	(21,095,710)	(37,017,110)	(16,308,769)	(95,555,043)

Ending units	33,480,727	101,043,997	136,801,359	40,023,219	400,871,584

For the Year Ended December 31, 2020
From operations:
Dividends	$1,885,585	$504,115	$-	$6,678,994	$14,945,947
Mortality and expense risk and administrative charges	(1,103,535)	(4,392,779)	-	(3,151,063)	(5,557,209)

Net investment income (loss)	782,050	(3,888,664)	-	3,527,931	9,388,738
Net realized gain (loss)	2,663,896	22,292,136	-	24,841,363	21,975,509
Capital gain distribution from mutual funds	-	-	-	11,663,730	880,968
Change in unrealized appreciation (depreciation) of investments	6,625,839	122,199,025	-	(19,309,686)	2,382,664

Increase (decrease) in net assets from operations	10,071,785	140,602,497	-	20,723,338	34,627,879

From contract transactions:
Payments received from contract owners	4,880,727	15,397,558	-	15,842,514	33,375,414
Payments for contract benefits or terminations	(8,727,048)	(35,912,411)	-	(25,848,490)	(63,377,303)
Transfers between sub-accounts (including fixed account), net	17,249,026	(36,141,787)	-	(32,358,067)	(1,048,009)
Contract maintenance charges	(125,384)	(282,491)	-	(104,000)	(351,012)
Adjustments to net assets allocated to contracts in payout period	493	1,621	-	(6,148)	(704)

Increase (decrease) in net assets from contract transactions	13,277,814	(56,937,510)	-	(42,474,191)	(31,401,614)

Increase (decrease) in net assets	23,349,599	83,664,987	-	(21,750,853)	3,226,265
Net assets at beginning of period	111,778,746	477,189,141	-	389,059,564	664,065,620

Net assets at end of period	$135,128,345	$560,854,128	$-	$367,308,711	$667,291,885

Beginning units	34,050,414	119,937,045	-	49,476,454	473,244,377
Units issued	21,645,575	17,598,141	-	15,653,892	74,781,251
Units redeemed	(18,483,393)	(30,494,194)	-	(20,753,598)	(90,241,180)

Ending units	37,212,596	107,040,992	-	44,376,748	457,784,448

The accompanying Notes to Financial Statements are an integral part of this statement.

30

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Large Cap Core Fund	VALIC Company I Large Capital Growth Fund	VALIC Company I Mid Cap Index Fund	VALIC Company I Mid Cap Strategic Growth Fund	VALIC Company I Mid Cap Value Fund

For the Year Ended December 31, 2021
From operations:
Dividends	$2,021,714	$2,132,822	$36,925,391	$287,041	$-
Mortality and expense risk and administrative charges	(478,747)	(5,795,627)	(33,608,622)	(6,390,309)	(4,862,319)

Net investment income (loss)	1,542,967	(3,662,805)	3,316,769	(6,103,268)	(4,862,319)
Net realized gain (loss)	(8,151,378)	38,768,182	130,023,851	53,562,717	1,410,863
Capital gain distribution from mutual funds	68,609,808	52,915,698	101,189,075	18,277,118	-
Change in unrealized appreciation (depreciation) of investments	(41,047,114)	48,700,500	497,057,207	13,842,935	51,796,382

Increase (decrease) in net assets from operations	20,954,283	136,721,575	731,586,902	79,579,502	48,344,926

From contract transactions:
Payments received from contract owners	2,040,767	10,182,917	125,153,540	18,930,704	24,021,572
Payments for contract benefits or terminations	(4,801,681)	(47,355,588)	(302,591,277)	(51,701,769)	(46,236,025)
Transfers between sub-accounts (including fixed account), net	(185,249,430)	13,829,735	(84,160,003)	451,177,375	848,225,491
Contract maintenance charges	(42,301)	(136,716)	(1,654,741)	(110,512)	(229,098)
Adjustments to net assets allocated to contracts in payout period	(28,771)	(3,707)	(37,866)	21,297	(57,645)

Increase (decrease) in net assets from contract transactions	(188,081,416)	(23,483,359)	(263,290,347)	418,317,095	825,724,295

Increase (decrease) in net assets	(167,127,133)	113,238,216	468,296,555	497,896,597	874,069,221
Net assets at beginning of period	167,127,133	574,889,509	3,255,806,917	373,321,478	-

Net assets at end of period	$-	$688,127,725	$3,724,103,472	$871,218,075	$874,069,221

Beginning units	40,814,996	151,975,712	122,446,340	83,781,643	-
Units issued	488,614	8,374,805	6,612,617	109,111,732	102,533,306
Units redeemed	(41,303,610)	(14,649,583)	(15,806,040)	(25,468,708)	(7,849,081)

Ending units	-	145,700,934	113,252,917	167,424,667	94,684,225

For the Year Ended December 31, 2020
From operations:
Dividends	$1,638,536	$3,512,756	$43,600,469	$-	$-
Mortality and expense risk and administrative charges	(1,424,123)	(4,791,017)	(26,413,201)	(2,896,110)	-

Net investment income (loss)	214,413	(1,278,261)	17,187,268	(2,896,110)	-
Net realized gain (loss)	(3,397,369)	35,751,958	65,352,380	20,788,044	-
Capital gain distribution from mutual funds	9,630,617	35,215,906	243,222,049	14,961,868	-
Change in unrealized appreciation (depreciation) of investments	22,206,463	32,040,430	(26,079,899)	60,269,527	-

Increase (decrease) in net assets from operations	28,654,124	101,730,033	299,681,798	93,123,329	-

From contract transactions:
Payments received from contract owners	5,816,782	9,946,407	119,799,081	8,378,359	-
Payments for contract benefits or terminations	(15,392,708)	(35,801,163)	(227,434,739)	(20,395,347)	-
Transfers between sub-accounts (including fixed account), net	(8,027,775)	(24,797,322)	(241,686,309)	(18,570,693)	-
Contract maintenance charges	(139,268)	(135,729)	(1,457,997)	(64,319)	-
Adjustments to net assets allocated to contracts in payout period	66	(151)	(5,836)	159	-

Increase (decrease) in net assets from contract transactions	(17,742,903)	(50,787,958)	(350,785,800)	(30,651,841)	-

Increase (decrease) in net assets	10,911,221	50,942,075	(51,104,002)	62,471,488	-
Net assets at beginning of period	156,215,912	523,947,434	3,306,910,919	310,849,990	-

Net assets at end of period	$167,127,133	$574,889,509	$3,255,806,917	$373,321,478	$-

Beginning units	46,117,162	167,843,700	138,158,296	92,728,090	-
Units issued	1,408,204	3,398,251	8,020,539	2,827,348	-
Units redeemed	(6,710,370)	(19,266,239)	(23,732,495)	(11,773,795)	-

Ending units	40,814,996	151,975,712	122,446,340	83,781,643	-

The accompanying Notes to Financial Statements are an integral part of this statement.

31

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Moderate Growth Lifestyle Fund	VALIC Company I Nasdaq-100 Index Fund	VALIC Company I Science & Technology Fund	VALIC Company I Small Cap Aggressive Growth Fund	VALIC Company I Small Cap Fund

For the Year Ended December 31, 2021
From operations:
Dividends	$-	$2,445,124	$949,186	$-	$1,433,579
Mortality and expense risk and administrative charges	(5,891,381)	(7,964,457)	(26,790,889)	(738,126)	(1,353,088)

Net investment income (loss)	(5,891,381)	(5,519,333)	(25,841,703)	(738,126)	80,491
Net realized gain (loss)	1,154,818	57,629,614	224,543,902	(22,030,279)	(49,731,301)
Capital gain distribution from mutual funds	-	60,378,784	229,527,171	68,579,638	156,298,118
Change in unrealized appreciation (depreciation) of investments	60,731,623	75,848,132	(177,987,743)	(59,349,318)	(65,380,690)

Increase (decrease) in net assets from operations	55,995,060	188,337,197	250,241,627	(13,538,085)	41,266,618

From contract transactions:
Payments received from contract owners	56,375,864	38,376,800	64,308,805	3,030,174	1,953,375
Payments for contract benefits or terminations	(69,855,492)	(69,366,295)	(219,485,156)	(7,120,565)	(10,066,337)
Transfers between sub-accounts (including fixed account), net	1,142,913,967	684,505	837,660,016	(185,312,789)	(374,527,619)
Contract maintenance charges	(427,552)	(164,707)	(498,463)	(13,173)	(27,400)
Adjustments to net assets allocated to contracts in payout period	(23,800)	(28,403)	141,240	3,118	(277,714)

Increase (decrease) in net assets from contract transactions	1,128,982,987	(30,498,100)	682,126,442	(189,413,235)	(382,945,695)

Increase (decrease) in net assets	1,184,978,047	157,839,097	932,368,069	(202,951,320)	(341,679,077)
Net assets at beginning of period	-	760,808,251	2,109,346,334	202,951,320	341,679,077

Net assets at end of period	$1,184,978,047	$918,647,348	$3,041,714,403	$-	$-

Beginning units	-	221,517,862	140,874,900	40,633,593	42,780,189
Units issued	259,952,013	12,013,309	57,750,482	1,468,719	183,310
Units redeemed	(8,804,957)	(20,678,216)	(17,543,843)	(42,102,312)	(42,963,499)

Ending units	251,147,056	212,852,955	181,081,539	-	-

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$4,333,216	$-	$-	$1,002,043
Mortality and expense risk and administrative charges	-	(5,904,664)	(15,543,085)	(1,562,217)	(2,676,371)

Net investment income (loss)	-	(1,571,448)	(15,543,085)	(1,562,217)	(1,674,328)
Net realized gain (loss)	-	40,241,313	104,699,666	1,430,600	10,263,517
Capital gain distribution from mutual funds	-	13,627,168	160,465,865	20,913,250	22,322,817
Change in unrealized appreciation (depreciation) of investments	-	188,986,732	512,135,478	31,826,021	31,010,480

Increase (decrease) in net assets from operations	-	241,283,765	761,757,924	52,607,654	61,922,486

From contract transactions:
Payments received from contract owners	-	34,674,654	38,114,225	8,396,139	4,996,706
Payments for contract benefits or terminations	-	(48,308,848)	(109,066,112)	(12,451,931)	(20,106,373)
Transfers between sub-accounts (including fixed account), net	-	7,834,883	(42,070,658)	(18,102,946)	(7,519,977)
Contract maintenance charges	-	(169,080)	(329,222)	(41,890)	(79,858)
Adjustments to net assets allocated to contracts in payout period	-	(4,433)	(81,716)	1,525	3,883

Increase (decrease) in net assets from contract transactions	-	(5,972,824)	(113,433,483)	(22,199,103)	(22,705,619)

Increase (decrease) in net assets	-	235,310,941	648,324,441	30,408,551	39,216,867
Net assets at beginning of period	-	525,497,310	1,461,021,893	172,542,769	302,462,210

Net assets at end of period	$-	$760,808,251	$2,109,346,334	$202,951,320	$341,679,077

Beginning units	-	224,185,309	151,321,215	47,022,685	45,798,527
Units issued	-	20,063,293	3,228,340	3,333,554	1,869,050
Units redeemed	-	(22,730,740)	(13,674,655)	(9,722,646)	(4,887,388)

Ending units	-	221,517,862	140,874,900	40,633,593	42,780,189

The accompanying Notes to Financial Statements are an integral part of this statement.

32

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Small Cap Growth Fund	VALIC Company I Small Cap Index Fund	VALIC Company I Small Cap Special Values Fund	VALIC Company I Small Cap Value Fund	VALIC Company I Small Mid Growth Fund

For the Year Ended December 31, 2021
From operations:
Dividends	$-	$10,523,107	$2,425,496	$-	$-
Mortality and expense risk and administrative charges	(4,499,162)	(12,525,116)	(2,160,806)	(2,647,393)	(509,350)

Net investment income (loss)	(4,499,162)	(2,002,009)	264,690	(2,647,393)	(509,350)
Net realized gain (loss)	2,063,392	45,558,185	3,956,776	492,595	(17,587,141)
Capital gain distribution from mutual funds	-	59,612,111	4,476,270	-	93,578,504
Change in unrealized appreciation (depreciation) of investments	(2,484,463)	57,138,073	46,336,618	22,168,448	(65,950,499)

Increase (decrease) in net assets from operations	(4,920,233)	160,306,360	55,034,354	20,013,650	9,531,514

From contract transactions:
Payments received from contract owners	13,057,087	51,081,632	6,017,121	12,863,551	1,433,637
Payments for contract benefits or terminations	(43,506,669)	(106,445,749)	(18,283,349)	(24,328,530)	(3,872,291)
Transfers between sub-accounts (including fixed account), net	741,253,765	(40,791,559)	6,871,312	477,064,514	(183,681,751)
Contract maintenance charges	(109,965)	(411,527)	(33,244)	(74,907)	(7,070)
Adjustments to net assets allocated to contracts in payout period	71,950	(6,927)	1,809	(67,010)	(17,879)

Increase (decrease) in net assets from contract transactions	710,766,168	(96,574,130)	(5,426,351)	465,457,618	(186,145,354)

Increase (decrease) in net assets	705,845,935	63,732,230	49,608,003	485,471,268	(176,613,840)
Net assets at beginning of period	-	1,187,921,576	198,518,317	-	176,613,840

Net assets at end of period	$705,845,935	$1,251,653,806	$248,126,320	$485,471,268	$-

Beginning units	-	124,200,407	83,254,796	-	45,464,582
Units issued	104,186,331	11,904,409	9,028,749	85,008,058	1,481,747
Units redeemed	(10,981,734)	(19,756,833)	(11,155,738)	(5,705,625)	(46,946,329)

Ending units	93,204,597	116,347,983	81,127,807	79,302,433	-

For the Year Ended December 31, 2020
From operations:
Dividends	$-	$14,577,107	$2,519,137	$-	$-
Mortality and expense risk and administrative charges	-	(8,761,677)	(1,596,464)	-	(1,284,589)

Net investment income (loss)	-	5,815,430	922,673	-	(1,284,589)
Net realized gain (loss)	-	55,822,512	4,971,958	-	2,353,615
Capital gain distribution from mutual funds	-	117,167,188	16,694,832	-	13,814,032
Change in unrealized appreciation (depreciation) of investments	-	13,007,635	(25,513,720)	-	44,503,495

Increase (decrease) in net assets from operations	-	191,812,765	(2,924,257)	-	59,386,553

From contract transactions:
Payments received from contract owners	-	40,737,266	4,961,098	-	3,236,973
Payments for contract benefits or terminations	-	(73,448,731)	(13,934,458)	-	(11,132,745)
Transfers between sub-accounts (including fixed account), net	-	(39,451,971)	(10,979,984)	-	(2,289,365)
Contract maintenance charges	-	(396,532)	(31,566)	-	(26,566)
Adjustments to net assets allocated to contracts in payout period	-	4,506	(1,251)	-	195

Increase (decrease) in net assets from contract transactions	-	(72,555,462)	(19,986,161)	-	(10,211,508)

Increase (decrease) in net assets	-	119,257,303	(22,910,418)	-	49,175,045
Net assets at beginning of period	-	1,068,664,273	221,428,735	-	127,438,795

Net assets at end of period	$-	$1,187,921,576	$198,518,317	$-	$176,613,840

Beginning units	-	132,602,546	93,293,434	-	49,449,062
Units issued	-	14,201,843	3,930,774	-	2,865,982
Units redeemed	-	(22,603,982)	(13,969,412)	-	(6,850,462)

Ending units	-	124,200,407	83,254,796	-	45,464,582

The accompanying Notes to Financial Statements are an integral part of this statement.

33

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Stock Index Fund	VALIC Company I Systematic Core Fund	VALIC Company I Systematic Value Fund	VALIC Company I U.S. Socially Responsible Fund	VALIC Company I Value Fund

For the Year Ended December 31, 2021
From operations:
Dividends	$84,303,812	$944,692	$688,969	$-	$2,150,495
Mortality and expense risk and administrative charges	(52,044,192)	(4,845,262)	(2,493,934)	(4,668,721)	(241,795)

Net investment income (loss)	32,259,620	(3,900,570)	(1,804,965)	(4,668,721)	1,908,700
Net realized gain (loss)	359,147,027	28,756,904	(1,976,788)	4,857,919	6,263,113
Capital gain distribution from mutual funds	262,378,463	14,078,624	7,327,560	-	29,466,168
Change in unrealized appreciation (depreciation) of investments	686,266,605	50,109,065	43,434,935	97,438,538	(25,649,046)

Increase (decrease) in net assets from operations	1,340,051,715	89,044,023	46,980,742	97,627,736	11,988,935

From contract transactions:
Payments received from contract owners	179,843,418	9,556,151	8,925,176	23,169,598	1,494,310
Payments for contract benefits or terminations	(470,284,536)	(44,860,723)	(23,064,751)	(45,444,038)	(2,173,687)
Transfers between sub-accounts (including fixed account), net	(138,089,533)	472,812,123	271,496,885	730,928,690	(93,758,057)
Contract maintenance charges	(1,728,906)	(283,949)	(241,927)	(260,005)	(21,394)
Adjustments to net assets allocated to contracts in payout period	(308,606)	277,168	(124)	(59,086)	159

Increase (decrease) in net assets from contract transactions	(430,568,163)	437,500,770	257,115,259	708,335,159	(94,458,669)

Increase (decrease) in net assets	909,483,552	526,544,793	304,096,001	805,962,895	(82,469,734)
Net assets at beginning of period	5,158,751,372	143,769,977	39,734,973	-	82,469,734

Net assets at end of period	$6,068,234,924	$670,314,770	$343,830,974	$805,962,895	$-

Beginning units	331,809,228	21,279,563	17,214,135	-	29,040,239
Units issued	13,023,090	65,815,301	120,763,813	155,493,710	1,241,827
Units redeemed	(35,759,705)	(7,430,969)	(23,035,453)	(17,540,255)	(30,282,066)

Ending units	309,072,613	79,663,895	114,942,495	137,953,455	-

For the Year Ended December 31, 2020
From operations:
Dividends	$87,895,867	$1,234,598	$1,087,667	$-	$1,353,342
Mortality and expense risk and administrative charges	(42,480,001)	(1,173,530)	(374,933)	-	(705,333)

Net investment income (loss)	45,415,866	61,068	712,734	-	648,009
Net realized gain (loss)	340,828,859	8,871,058	(1,324,275)	-	4,739,921
Capital gain distribution from mutual funds	281,086,550	12,181,104	4,100,631	-	6,537,333
Change in unrealized appreciation (depreciation) of investments	62,516,641	4,405,350	(5,598,225)	-	(10,459,012)

Increase (decrease) in net assets from operations	729,847,916	25,518,580	(2,109,135)	-	1,466,251

From contract transactions:
Payments received from contract owners	160,360,194	3,391,048	1,466,248	-	3,182,863
Payments for contract benefits or terminations	(347,396,836)	(10,155,501)	(3,251,024)	-	(7,610,759)
Transfers between sub-accounts (including fixed account), net	(144,115,960)	(210,290)	(1,915,592)	-	3,234,118
Contract maintenance charges	(1,716,455)	(183,808)	(45,488)	-	(70,076)
Adjustments to net assets allocated to contracts in payout period	36,984	(266)	(13)	-	47

Increase (decrease) in net assets from contract transactions	(332,832,073)	(7,158,817)	(3,745,869)	-	(1,263,807)

Increase (decrease) in net assets	397,015,843	18,359,763	(5,855,004)	-	202,444
Net assets at beginning of period	4,761,735,529	125,410,214	45,589,977	-	82,267,290

Net assets at end of period	$5,158,751,372	$143,769,977	$39,734,973	$-	$82,469,734

Beginning units	357,451,782	22,687,108	18,994,803	-	29,361,473
Units issued	22,302,754	3,273,584	1,300,259	-	4,100,306
Units redeemed	(47,945,308)	(4,681,129)	(3,080,927)	-	(4,421,540)

Ending units	331,809,228	21,279,563	17,214,135	-	29,040,239

The accompanying Notes to Financial Statements are an integral part of this statement.

34

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company II Aggressive Growth Lifestyle Fund	VALIC Company II Capital Appreciation Fund	VALIC Company II Conservative Growth Lifestyle Fund	VALIC Company II Core Bond Fund	VALIC Company II Government Money Market II Fund

For the Year Ended December 31, 2021
From operations:
Dividends	$11,327,905	$49,537	$8,859,321	$34,641,465	$13,248
Mortality and expense risk and administrative charges	(2,639,766)	(410,027)	(1,465,676)	(4,608,508)	(631,824)
Reimbursements of expenses	706,748	265,402	453,926	1,204,248	302,097

Net investment income (loss)	9,394,887	(95,088)	7,847,571	31,237,205	(316,479)
Net realized gain (loss)	95,457,175	13,306,627	29,450,389	4,260,322	(4)
Capital gain distribution from mutual funds	23,155,292	1,079,615	4,803,167	37,571,960	-
Change in unrealized appreciation (depreciation) of investments	(65,713,148)	(9,974,213)	(27,632,406)	(103,541,680)	(7)

Increase (decrease) in net assets from operations	62,294,206	4,316,941	14,468,721	(30,472,193)	(316,490)

From contract transactions:
Payments received from contract owners	19,776,635	527,186	10,531,683	31,119,397	6,202,283
Payments for contract benefits or terminations	(24,056,892)	(2,420,550)	(17,447,483)	(56,388,257)	(7,498,693)
Transfers between sub-accounts (including fixed account), net	(726,709,541)	(53,290,520)	(362,070,822)	(1,344,836,032)	(133,076,301)
Contract maintenance charges	(408,515)	(13,616)	(77,344)	(186,153)	(10,250)
Adjustments to net assets allocated to contracts in payout period	(40,890)	-	(14,570)	(8,012)	(17,819)

Increase (decrease) in net assets from contract transactions	(731,439,203)	(55,197,500)	(369,078,536)	(1,370,299,057)	(134,400,780)

Increase (decrease) in net assets	(669,144,997)	(50,880,559)	(354,609,815)	(1,400,771,250)	(134,717,270)
Net assets at beginning of period	669,144,997	50,880,559	354,609,815	1,400,771,250	134,717,270

Net assets at end of period	$-	$-	$-	$-	$-

Beginning units	157,093,509	14,557,516	99,958,439	584,249,246	109,137,221
Units issued	1,888,156	562,558	2,284,920	54,836,925	9,664,693
Units redeemed	(158,981,665)	(15,120,074)	(102,243,359)	(639,086,171)	(118,801,914)

Ending units	-	-	-	-	-

For the Year Ended December 31, 2020
From operations:
Dividends	$14,321,350	$155,359	$8,098,050	$43,518,810	$246,656
Mortality and expense risk and administrative charges	(5,563,402)	(497,457)	(3,178,270)	(12,180,080)	(1,229,154)
Reimbursements of expenses	1,384,206	185,950	795,387	3,214,014	362,806

Net investment income (loss)	10,142,154	(156,148)	5,715,167	34,552,744	(619,692)
Net realized gain (loss)	6,379,129	1,626,483	(856,689)	31,736,225	(2)
Capital gain distribution from mutual funds	31,408,469	1,325,505	4,676,971	9,175	-
Change in unrealized appreciation (depreciation) of investments	27,072,338	8,348,456	22,149,502	38,946,091	-

Increase (decrease) in net assets from operations	75,002,090	11,144,296	31,684,951	105,244,235	(619,694)

From contract transactions:
Payments received from contract owners	54,623,164	1,379,896	26,361,262	95,368,142	18,879,994
Payments for contract benefits or terminations	(45,718,140)	(4,058,076)	(40,104,651)	(118,968,751)	(21,496,430)
Transfers between sub-accounts (including fixed account), net	(25,780,105)	(2,086,828)	(6,249,133)	5,274,820	22,138,976
Contract maintenance charges	(945,791)	(34,564)	(205,928)	(574,383)	(35,457)
Adjustments to net assets allocated to contracts in payout period	641	-	(26,996)	511	601

Increase (decrease) in net assets from contract transactions	(17,820,231)	(4,799,572)	(20,225,446)	(18,899,661)	19,487,684

Increase (decrease) in net assets	57,181,859	6,344,724	11,459,505	86,344,574	18,867,990
Net assets at beginning of period	611,963,138	44,535,835	343,150,310	1,314,426,676	115,849,280

Net assets at end of period	$669,144,997	$50,880,559	$354,609,815	$1,400,771,250	$134,717,270

Beginning units	161,797,511	16,287,052	106,296,074	592,998,639	93,350,480
Units issued	8,329,195	1,122,908	5,571,110	163,315,458	54,415,351
Units redeemed	(13,033,197)	(2,852,444)	(11,908,745)	(172,064,851)	(38,628,610)

Ending units	157,093,509	14,557,516	99,958,439	584,249,246	109,137,221

The accompanying Notes to Financial Statements are an integral part of this statement.

35

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company II High Yield Bond Fund	VALIC Company II International Opportunities Fund	VALIC Company II Large Cap Value Fund	VALIC Company II Mid Cap Growth Fund	VALIC Company II Mid Cap Value Fund

For the Year Ended December 31, 2021
From operations:
Dividends	$20,179,527	$2,865,376	$3,320,288	$-	$4,706,010
Mortality and expense risk and administrative charges	(1,780,172)	(2,293,724)	(609,779)	(756,947)	(2,966,569)
Reimbursements of expenses	464,142	600,044	184,192	311,951	837,937

Net investment income (loss)	18,863,497	1,171,696	2,894,701	(444,996)	2,577,378
Net realized gain (loss)	4,112,747	176,509,613	17,454,856	(15,766,703)	95,773,666
Capital gain distribution from mutual funds	-	42,361,511	46,366,760	101,361,601	3,489,723
Change in unrealized appreciation (depreciation) of investments	(17,565,518)	(202,967,464)	(36,207,423)	(63,051,669)	38,602,733

Increase (decrease) in net assets from operations	5,410,726	17,075,356	30,508,894	22,098,233	140,443,500

From contract transactions:
Payments received from contract owners	8,622,055	12,795,421	2,642,248	4,286,767	12,654,841
Payments for contract benefits or terminations	(22,727,016)	(23,303,958)	(5,758,292)	(4,357,670)	(31,744,741)
Transfers between sub-accounts (including fixed account), net	(448,772,558)	(646,879,068)	(210,868,108)	(273,261,090)	(847,144,872)
Contract maintenance charges	(72,295)	(46,696)	(68,399)	(13,653)	(128,718)
Adjustments to net assets allocated to contracts in payout period	(547)	(34,803)	(1,339)	(4,145)	(86,608)

Increase (decrease) in net assets from contract transactions	(462,950,361)	(657,469,104)	(214,053,890)	(273,349,791)	(866,450,098)

Increase (decrease) in net assets	(457,539,635)	(640,393,748)	(183,544,996)	(251,251,558)	(726,006,598)
Net assets at beginning of period	457,539,635	640,393,748	183,544,996	251,251,558	726,006,598

Net assets at end of period	$-	$-	$-	$-	$-

Beginning units	137,297,694	176,888,938	46,069,683	65,506,760	100,220,305
Units issued	24,968,881	7,528,790	3,110,424	1,169,166	1,542,302
Units redeemed	(162,266,575)	(184,417,728)	(49,180,107)	(66,675,926)	(101,762,607)

Ending units	-	-	-	-	-

For the Year Ended December 31, 2020
From operations:
Dividends	$31,529,759	$3,594,266	$3,015,579	$-	$5,747,319
Mortality and expense risk and administrative charges	(4,178,603)	(5,120,593)	(1,620,388)	(1,882,469)	(5,939,710)
Reimbursements of expenses	1,056,746	1,359,819	428,232	599,529	1,524,085

Net investment income (loss)	28,407,902	(166,508)	1,823,423	(1,282,940)	1,331,694
Net realized gain (loss)	(3,336,614)	37,784,571	8,071,232	3,264,788	(5,338,608)
Capital gain distribution from mutual funds	-	8,688,767	8,178,296	8,540,165	38,617,779
Change in unrealized appreciation (depreciation) of investments	(2,855,832)	41,389,255	(14,322,768)	38,915,711	(11,617,302)

Increase (decrease) in net assets from operations	22,215,456	87,696,085	3,750,183	49,437,724	22,993,563

From contract transactions:
Payments received from contract owners	22,630,358	31,160,780	8,324,769	13,052,978	30,592,227
Payments for contract benefits or terminations	(46,292,221)	(49,434,826)	(14,545,197)	(11,425,130)	(60,108,245)
Transfers between sub-accounts (including fixed account), net	(40,649,831)	(7,449,324)	(490,676)	(26,585,675)	(18,322,859)
Contract maintenance charges	(212,391)	(166,157)	(203,875)	(50,389)	(284,615)
Adjustments to net assets allocated to contracts in payout period	(7)	(7,237)	(3,359)	(1,155)	219

Increase (decrease) in net assets from contract transactions	(64,524,092)	(25,896,764)	(6,918,338)	(25,009,371)	(48,123,273)

Increase (decrease) in net assets	(42,308,636)	61,799,321	(3,168,155)	24,428,353	(25,129,710)
Net assets at beginning of period	499,848,271	578,594,427	186,713,151	226,823,205	751,136,308

Net assets at end of period	$457,539,635	$640,393,748	$183,544,996	$251,251,558	$726,006,598

Beginning units	159,313,150	186,737,772	47,788,470	73,336,174	106,331,804
Units issued	15,507,113	32,396,267	3,919,250	7,389,360	8,206,965
Units redeemed	(37,522,569)	(42,245,101)	(5,638,037)	(15,218,774)	(14,318,464)

Ending units	137,297,694	176,888,938	46,069,683	65,506,760	100,220,305

The accompanying Notes to Financial Statements are an integral part of this statement.

36

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company II Moderate Growth Lifestyle Fund	VALIC Company II Small Cap Growth Fund	VALIC Company II Small Cap Value Fund	VALIC Company II Strategic Bond Fund	VALIC Company II U.S. Socially Responsible Fund

For the Year Ended December 31, 2021
From operations:
Dividends	$22,226,749	$-	$2,984,220	$39,463,283	$7,750,174
Mortality and expense risk and administrative charges	(4,294,914)	(947,057)	(1,607,725)	(2,484,479)	(2,962,205)
Reimbursements of expenses	1,167,376	247,954	512,491	678,506	807,226

Net investment income (loss)	19,099,211	(699,103)	1,888,986	37,657,310	5,595,195
Net realized gain (loss)	136,337,343	37,143,700	72,716,074	(8,776,861)	272,167,939
Capital gain distribution from mutual funds	32,288,252	26,044,013	-	4,013,848	21,675,057
Change in unrealized appreciation (depreciation) of investments	(105,367,348)	(75,164,323)	12,515,980	(36,012,771)	(214,629,129)

Increase (decrease) in net assets from operations	82,357,458	(12,675,713)	87,121,040	(3,118,474)	84,809,062

From contract transactions:
Payments received from contract owners	34,215,903	4,955,106	6,749,969	16,591,619	15,008,692
Payments for contract benefits or terminations	(53,226,894)	(7,669,387)	(16,170,566)	(24,139,200)	(32,908,134)
Transfers between sub-accounts (including fixed account), net	(1,148,389,777)	(243,005,762)	(411,921,455)	(714,144,593)	(810,804,704)
Contract maintenance charges	(299,685)	(20,456)	(40,919)	(347,175)	(133,934)
Adjustments to net assets allocated to contracts in payout period	(54,735)	(7,037)	(88,246)	(21,813)	23,400

Increase (decrease) in net assets from contract transactions	(1,167,755,188)	(245,747,536)	(421,471,217)	(722,061,162)	(828,814,680)

Increase (decrease) in net assets	(1,085,397,730)	(258,423,249)	(334,350,177)	(725,179,636)	(744,005,618)
Net assets at beginning of period	1,085,397,730	258,423,249	334,350,177	725,179,636	744,005,618

Net assets at end of period	$-	$-	$-	$-	$-

Beginning units	259,841,173	32,081,626	72,678,240	211,398,843	160,320,277
Units issued	3,949,768	2,311,109	14,702,937	8,820,411	3,243,280
Units redeemed	(263,790,941)	(34,392,735)	(87,381,177)	(220,219,254)	(163,563,557)

Ending units	-	-	-	-	-

For the Year Ended December 31, 2020
From operations:
Dividends	$22,538,228	$-	$4,124,704	$31,815,096	$9,449,210
Mortality and expense risk and administrative charges	(9,249,640)	(1,811,367)	(2,703,316)	(6,164,894)	(6,500,776)
Reimbursements of expenses	2,248,499	548,106	752,262	1,636,724	1,625,030

Net investment income (loss)	15,537,087	(1,263,261)	2,173,650	27,286,926	4,573,464
Net realized gain (loss)	7,500,112	5,706,011	(23,715,177)	3,290,363	64,856,967
Capital gain distribution from mutual funds	41,206,652	21,027,536	8,579,223	-	120,508,271
Change in unrealized appreciation (depreciation) of investments	46,711,648	66,466,688	33,195,064	22,788,922	(92,940,973)

Increase (decrease) in net assets from operations	110,955,499	91,936,974	20,232,760	53,366,211	96,997,729

From contract transactions:
Payments received from contract owners	87,659,992	8,849,129	13,958,258	51,621,517	39,559,897
Payments for contract benefits or terminations	(90,045,763)	(12,996,616)	(26,747,241)	(44,038,891)	(70,843,314)
Transfers between sub-accounts (including fixed account), net	(40,088,829)	(8,934,328)	3,131,504	(866,733)	(71,058,598)
Contract maintenance charges	(695,610)	(70,748)	(100,341)	(879,203)	(392,482)
Adjustments to net assets allocated to contracts in payout period	225	(1,305)	(2,796)	(15,192)	504

Increase (decrease) in net assets from contract transactions	(43,169,985)	(13,153,868)	(9,760,616)	5,821,498	(102,733,993)

Increase (decrease) in net assets	67,785,514	78,783,106	10,472,144	59,187,709	(5,736,264)
Net assets at beginning of period	1,017,612,216	179,640,143	323,878,033	665,991,927	749,741,882

Net assets at end of period	$1,085,397,730	$258,423,249	$334,350,177	$725,179,636	$744,005,618

Beginning units	272,037,544	35,238,378	73,282,087	209,755,874	185,821,391
Units issued	10,497,663	3,930,701	12,072,257	41,683,138	2,158,095
Units redeemed	(22,694,034)	(7,087,453)	(12,676,104)	(40,040,169)	(27,659,209)

Ending units	259,841,173	32,081,626	72,678,240	211,398,843	160,320,277

The accompanying Notes to Financial Statements are an integral part of this statement.

37

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Vanguard LifeStrategy Conservative Growth Fund Investor Shares	Vanguard LifeStrategy Growth Fund Investor Shares	Vanguard LifeStrategy Moderate Growth Fund Investor Shares	Vanguard Long-Term Investment- Grade Fund Investor Shares	Vanguard Long-Term Treasury Fund Investor Shares
For the Year Ended December 31, 2021
From operations:
Dividends	$2,503,828	$6,570,990	$6,306,779	$7,730,184	$4,135,910
Mortality and expense risk and administrative charges	(1,547,732)	(4,172,263)	(4,005,577)	(2,923,648)	(2,506,188)
Reimbursements of expenses	-	-	-	519,596	414,087
Net investment income (loss)	956,096	2,398,727	2,301,202	5,326,132	2,043,809
Net realized gain (loss)	3,137,443	10,659,949	8,576,012	3,462,516	(1,751,369)
Capital gain distribution from mutual funds	2,817,641	5,910,974	6,460,282	5,239,467	5,930,616
Change in unrealized appreciation (depreciation) of investments	(1,054,818)	22,242,107	9,854,450	(23,179,558)	(20,997,360)
Increase (decrease) in net assets from operations	5,856,362	41,211,757	27,191,946	(9,151,443)	(14,774,304)

From contract transactions:
Payments received from contract owners	12,455,645	28,591,952	34,003,265	10,522,054	9,850,982
Payments for contract benefits or terminations	(13,475,265)	(27,155,487)	(32,197,976)	(25,187,682)	(22,878,764)
Transfers between sub-accounts (including fixed account), net	6,637,253	4,854,206	4,450,872	25,637,302	(15,359,891)
Contract maintenance charges	(45,353)	(101,165)	(147,457)	(216,552)	(163,773)
Adjustments to net assets allocated to contracts in payout period	526	220	90	(708)	446
Increase (decrease) in net assets from contract transactions	5,572,806	6,189,726	6,108,794	10,754,414	(28,551,000)

Increase (decrease) in net assets	11,429,168	47,401,483	33,300,740	1,602,971	(43,325,304)
Net assets at beginning of period	120,632,035	314,980,202	309,160,720	282,341,390	252,386,140
Net assets at end of period	$132,061,203	$362,381,685	$342,461,460	$283,944,361	$209,060,836

Beginning units	44,740,541	92,902,790	99,419,392	58,737,892	55,651,072
Units issued	6,961,867	6,558,434	8,270,318	13,394,415	4,886,336
Units redeemed	(4,946,491)	(4,817,004)	(6,364,957)	(10,971,440)	(11,545,935)
Ending units	46,755,917	94,644,220	101,324,753	61,160,867	48,991,473

For the Year Ended December 31, 2020
From operations:
Dividends	$2,012,717	$5,147,437	$5,143,266	$11,104,280	$4,617,031
Mortality and expense risk and administrative charges	(1,332,640)	(3,327,634)	(3,362,335)	(4,421,890)	(3,160,024)
Reimbursements of expenses	-	-	-	1,035,864	742,217
Net investment income (loss)	680,077	1,819,803	1,780,931	7,718,254	2,199,224
Net realized gain (loss)	2,058,047	9,615,017	8,810,918	14,695,248	4,784,304
Capital gain distribution from mutual funds	1,833,867	5,705,539	5,271,480	10,653,899	19,592,820
Change in unrealized appreciation (depreciation) of investments	6,205,290	21,982,632	17,644,894	13,194,827	9,086,734
Increase (decrease) in net assets from operations	10,777,281	39,122,991	33,508,223	46,262,228	35,663,082

From contract transactions:
Payments received from contract owners	10,969,539	27,561,322	31,434,450	14,687,012	11,582,232
Payments for contract benefits or terminations	(11,579,738)	(18,684,413)	(23,518,305)	(33,923,672)	(22,216,190)
Transfers between sub-accounts (including fixed account), net	4,747,251	(10,378,439)	(7,352,642)	(87,560,792)	16,523,076
Contract maintenance charges	(41,753)	(100,789)	(154,960)	(296,203)	(175,099)
Adjustments to net assets allocated to contracts in payout period	492	172	74	196	(1,243)
Increase (decrease) in net assets from contract transactions	4,095,791	(1,602,147)	408,617	(107,093,459)	5,712,776

Increase (decrease) in net assets	14,873,072	37,520,844	33,916,840	(60,831,231)	41,375,858
Net assets at beginning of period	105,758,963	277,459,358	275,243,880	343,172,621	211,010,282
Net assets at end of period	$120,632,035	$314,980,202	$309,160,720	$282,341,390	$252,386,140

Beginning units	43,157,078	93,285,134	99,358,657	81,725,783	54,380,180
Units issued	6,793,884	5,749,255	8,127,998	10,145,426	14,247,322
Units redeemed	(5,210,421)	(6,131,599)	(8,067,263)	(33,133,317)	(12,976,430)
Ending units	44,740,541	92,902,790	99,419,392	58,737,892	55,651,072

 The accompanying Notes to Financial Statements are an integral part of this statement.

38

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Vanguard Wellington Fund Investor Shares	Vanguard Windsor II Fund Investor Shares
For the Year Ended December 31, 2021
From operations:
Dividends	$37,276,202	$24,154,286
Mortality and expense risk and administrative charges	(25,792,630)	(24,075,747)
Net investment income (loss)	11,483,572	78,539
Net realized gain (loss)	80,447,439	91,241,687
Capital gain distribution from mutual funds	147,611,050	135,476,608
Change in unrealized appreciation (depreciation) of investments	112,736,466	251,615,839
Increase (decrease) in net assets from operations	352,278,527	478,412,673

From contract transactions:
Payments received from contract owners	95,050,502	60,106,622
Payments for contract benefits or terminations	(201,100,217)	(178,516,945)
Transfers between sub-accounts (including fixed account), net	(23,030,316)	56,919,999
Contract maintenance charges	(711,676)	(615,907)
Adjustments to net assets allocated to contracts in payout period	(771,268)	(15,582)
Increase (decrease) in net assets from contract transactions	(130,562,975)	(62,121,813)

Increase (decrease) in net assets	221,715,552	416,290,860
Net assets at beginning of period	2,061,242,338	1,785,844,093
Net assets at end of period	$2,282,957,890	$2,202,134,953

Beginning units	358,635,409	305,318,371
Units issued	12,675,211	13,367,712
Units redeemed	(31,540,123)	(22,974,766)
Ending units	339,770,497	295,711,317

For the Year Ended December 31, 2020
From operations:
Dividends	$41,218,707	$22,393,894
Mortality and expense risk and administrative charges	(22,898,012)	(18,580,569)
Net investment income (loss)	18,320,695	3,813,325
Net realized gain (loss)	67,390,968	83,942,095
Capital gain distribution from mutual funds	110,680,534	100,763,530
Change in unrealized appreciation (depreciation) of investments	(24,705,786)	13,330,902
Increase (decrease) in net assets from operations	171,686,411	201,849,852

From contract transactions:
Payments received from contract owners	104,296,598	53,585,076
Payments for contract benefits or terminations	(175,097,592)	(129,120,250)
Transfers between sub-accounts (including fixed account), net	(54,617,621)	(69,031,833)
Contract maintenance charges	(703,473)	(581,618)
Adjustments to net assets allocated to contracts in payout period	(759,565)	(10,990)
Increase (decrease) in net assets from contract transactions	(126,881,653)	(145,159,615)

Increase (decrease) in net assets	44,804,758	56,690,237
Net assets at beginning of period	2,016,437,580	1,729,153,856
Net assets at end of period	$2,061,242,338	$1,785,844,093

Beginning units	378,315,651	333,368,130
Units issued	16,127,286	4,021,301
Units redeemed	(35,807,528)	(32,071,060)
Ending units	358,635,409	305,318,371

The accompanying Notes to Financial Statements are an integral part of this statement.

39

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.	Organization

The Variable Annuity Life Insurance Company Separate Account A (“the Separate Account”) is a segregated investment account established by The Variable Annuity Life Insurance Company (“VALIC”) to receive and invest premium payments from variable annuity contracts issued by VALIC. VALIC is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, majority owned subsidiary of American International Group, Inc. (“AIG”).

The Separate Account includes the following variable annuity products:

Equity Director	Polaris Platinum Elite
Group Fixed and Variable Annuity (GTS-VA)	Portfolio Director
Group Unit Purchase (GUP)	Portfolio Director Freedom Advisor
IMPACT	Portfolio Director Plus
Independence Plus	Potentia
Polaris Choice Elite

The Separate Account contracts are sold primarily through VALIC’s captive sales force. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2021 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve months, except as noted below.

American Beacon Funds (American Beacon)
American Beacon Bridgeway Large Cap Growth Fund Investor Class

Anchor Series Trust (AST)(a)
AST SA BlackRock Multi-Asset Income Portfolio Class 3(d)	AST SA PGI Asset Allocation Portfolio Class 3(j)

Ariel Investment Trust (Ariel)
Ariel Appreciation Fund Investor Class	Ariel Fund Investor Class

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Service Shares

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Comstock Fund Series II
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	Invesco V.I. Growth and Income Fund Series II

Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Growth and Income Portfolio Class VC

40

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

PIMCO Variable Insurance Trust (PIMCO)
PIMCO Emerging Markets Bond Portfolio Advisor Class(h)	PIMCO Total Return Portfolio Institutional Class(c)
PIMCO Total Return Portfolio Advisor Class

Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3
SST SA Allocation Growth Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Wellington Real Return Portfolio Class 3

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA Invesco Main Street Large Cap Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA Invesco VCP Equity-Income Portfolio Class 3(af)
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 3
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3(h)	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA Columbia Technology Portfolio Class 3(o)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Class 1(c)	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3(e)	SAST SA PIMCO RAE International Value Portfolio Class 3(i)
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3(f)	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Franklin Tactical Opportunities Portfolio Class 3(g)	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1(c)	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3
SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 3(k)
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 3(l)
SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3(m)
SAST SA International Index Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 3(n)

T. Rowe Price Retirement Funds, Inc. (T. Rowe Price)
T Rowe Price Retirement 2015 Advisor Class	T Rowe Price Retirement 2040 Advisor Class
T Rowe Price Retirement 2020 Advisor Class	T Rowe Price Retirement 2045 Advisor Class
T Rowe Price Retirement 2025 Advisor Class	T Rowe Price Retirement 2050 Advisor Class
T Rowe Price Retirement 2030 Advisor Class	T Rowe Price Retirement 2055 Advisor Class
T Rowe Price Retirement 2035 Advisor Class	T Rowe Price Retirement 2060 Advisor Class

VALIC Company I(b)
VALIC Company I Aggressive Growth Lifestyle Fund(p)	VALIC Company I International Socially Responsible Fund
VALIC Company I Asset Allocation Fund	VALIC Company I International Value Fund
VALIC Company I Blue Chip Growth Fund	VALIC Company I Large Cap Core Fund(aa)
VALIC Company I Capital Appreciation Fund(q)	VALIC Company I Large Capital Growth Fund
VALIC Company I Capital Conservation Fund(s)	VALIC Company I Mid Cap Index Fund

41

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

VALIC Company I(b)
VALIC Company I Conservative Growth Lifestyle Fund(r)	VALIC Company I Mid Cap Strategic Growth Fund
VALIC Company I Core Bond Fund(s)	VALIC Company I Mid Cap Value Fund(v)
VALIC Company I Core Equity Fund(aa)	VALIC Company I Moderate Growth Lifestyle Fund(w)
VALIC Company I Dividend Value Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Dynamic Allocation Fund	VALIC Company I Science & Technology Fund
VALIC Company I Emerging Economies Fund	VALIC Company I Small Cap Aggressive Growth Fund(x)
VALIC Company I Global Real Estate Fund	VALIC Company I Small Cap Fund(x)
VALIC Company I Global Strategy Fund	VALIC Company I Small Cap Growth Fund(x)
VALIC Company I Government Money Market I Fund	VALIC Company I Small Cap Index Fund
VALIC Company I Government Securities Fund	VALIC Company I Small Cap Special Values Fund
VALIC Company I Growth Fund	VALIC Company I Small Cap Value Fund(y)
VALIC Company I Health Sciences Fund(ab)	VALIC Company I Small Mid Growth Fund(ad)
VALIC Company I High Yield Bond Fund(t)	VALIC Company I Stock Index Fund
VALIC Company I Inflation Protected Fund	VALIC Company I Systematic Core Fund
VALIC Company I International Equities Index Fund	VALIC Company I Systematic Value Fund
VALIC Company I International Government Bond Fund	VALIC Company I U.S. Socially Responsible Fund(z)
VALIC Company I International Growth Fund	VALIC Company I Value Fund(ac)
VALIC Company I International Opportunities Fund(u)

VALIC Company II(b)
VALIC Company II Aggressive Growth Lifestyle Fund(p)	VALIC Company II Mid Cap Growth Fund(ad)
VALIC Company II Capital Appreciation Fund(q)	VALIC Company II Mid Cap Value Fund(v)
VALIC Company II Conservative Growth Lifestyle Fund(r)	VALIC Company II Moderate Growth Lifestyle Fund(w)
VALIC Company II Core Bond Fund(s)	VALIC Company II Small Cap Growth Fund(x)
VALIC Company II Government Money Market II Fund(ae)	VALIC Company II Small Cap Value Fund(y)
VALIC Company II High Yield Bond Fund(t)	VALIC Company II Strategic Bond Fund(s)
VALIC Company II International Opportunities Fund(u)	VALIC Company II U.S. Socially Responsible Fund(z)
VALIC Company II Large Cap Value Fund(ac)

The Vanguard Group, Inc. (Vanguard)
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	Vanguard Long-Term Treasury Fund Investor Shares
Vanguard LifeStrategy Growth Fund Investor Shares	Vanguard Wellington Fund Investor Shares
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	Vanguard Windsor II Fund Investor Shares
Vanguard Long-Term Investment-Grade Fund Investor Shares

(a)

These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of VALIC, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, SunAmerica Mutual Funds and SunAmerica Series Trust.

(b)

These are affiliated investment companies. VALIC serves as the investment advisor to VALIC Company I and II series. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I, and VALIC Company II, Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust series. SunAmerica Asset Management LLC (SAAMCO), an affiliate of VALIC, serves as the administrator to all funds in the VALIC Company I and II series, the investment sub-advisor to certain underlying mutual funds of each VALIC Company I and II series, and is the investment advisor to the mutual funds in the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust.

(c)	Fund had no activity during the current year.
(d)	For the period January 1, 2020 to January 31, 2020 (cessation of operations).
(e)	Formerly SAST SA Legg Mason BW Large Cap Value Portfolio.
(f)	Formerly SAST SA Dogs of Wall Street Portfolio.
(g)	Formerly SAST SA Legg Mason Tactical Opportunities Portfolio.
(h)	For the period October 13, 2020 (commencement of operations) to December 31, 2020 and January 1, 2021 to December 31, 2021.
(i)	Formerly SAST SA Templeton Foreign Value Portfolio.
(j)

The AST SA PGI Asset Allocation Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Diversified Balanced Portfolio.

(k)

The AST SA Wellington Capital Appreciation Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

(l)

The AST SA Wellington Government and Quality Bond Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Government and Quality Bond Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

42

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(m)

The AST SA Wellington Strategic Multi-Asset Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Strategic Multi-Asset Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

(n)

The SAST SA WellsCap Aggressive Growth Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Mid-Cap Growth Portfolio.

(o)

The SAST SA Columbia Technology Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio, in operation for the period November 5, 2021 (commencement of operations) to December 31, 2021.

(p)

The VALIC Company II Aggressive Growth Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Aggressive Growth Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.

(q)

The VALIC Company II Capital Appreciation Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Capital Appreciation Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.

(r)

The VALIC Company II Conservative Growth Lifestyle Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Conservative Growth Lifestyle Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.

(s)

The VALIC Company II Core Bond Fund, VALIC Company II Strategic Bond Fund and the VALIC Company I Capital Conservation Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Core Bond Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.

(t)

The VALIC Company II High Yield Bond Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I High Yield Bond Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.

(u)

The VALIC Company II International Opportunities Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I International Opportunities Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.

(v)

The VALIC Company II Mid Cap Value Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Mid Cap Value Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.

(w)

The VALIC Company II Moderate Growth Lifestyle Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Moderate Growth Lifestyle Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.

(x)

The VALIC Company II Small Cap Growth Fund, VALIC Company I Small Cap Aggressive Growth Fund and the VALIC Company I Small Cap Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Small Cap Growth Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.

(y)

The VALIC Company II Small Cap Value Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Small Cap Value Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.

(z)

The VALIC Company II U.S. Socially Responsible Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I U.S. Socially Responsible Fund, in operation for the period May 24, 2021 (commencement of operations) to December 31, 2021.

(aa)

The VALIC Company I Core Equity Fund and VALIC Company I Large Cap Core Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to April 19, 2021 (cessation of operations) merged into the VALIC Company I Systematic Core Fund.

(ab)

The VALIC Company I Health Sciences Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to April 19, 2021 (cessation of operations) merged into the VALIC Company I Science & Technology Fund.

(ac)

The VALIC Company I Value Fund and the VALIC Company II Large Cap Value Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to April 19, 2021 (cessation of operations) merged into the VALIC Company I Systematic Value Fund.

(ad)

The VALIC Company I Small Mid Growth Fund and the VALIC Company II Mid Cap Growth Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to April 19, 2021 (cessation of operations) merged into the VALIC Company I Mid Cap Strategic Growth Fund.

(ae)

The VALIC Company II Government Money Market II Fund, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 24, 2021 (cessation of operations) merged into the VALIC Company I Government Money Market I Fund.

(af)

The SAST SA Invesco VCP Equity-Income Portfolio, in operation for the period January 1, 2020 to December 31, 2020 and January 1, 2021 to May 3, 2021, merged into the SAST SA VCP Dynamic Strategy Portfolio.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of each of the sub-accounts of the Separate Account are registered in the name of VALIC. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from VALIC’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business VALIC may conduct. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

43

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

During 2021, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to VALIC’s business. Market volatility in the financial markets resulting from the COVID-19 pandemic could adversely impact net assets for each sub-account. Declines in or sustained low interest rates can cause a reduction in investment income for certain underlying mutual funds.

2.	Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

Participants are able to elect assumed interest rates between 3.00 and 6.00 percent in determining annuity payments for all contracts.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of VALIC, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. VALIC will periodically review changes in the tax law. VALIC retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.

44

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.	Fair Value Measurements

Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three “levels” based on the observability of valuation inputs:

•

Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

•

Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2021 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2021, and respective hierarchy levels.

4.	Expenses

Expense charges are applied against the current value of the Separate Account and are paid to VALIC as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to VALIC. The mortality risk charge represents compensation to VALIC for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to VALIC for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

45

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The exact rate depends on the particular product issued and funds selected. Expense charges for each product are as follows:

Products	Separate Account Annual Charges
Equity Director	1.70% - 2.10%
GTS-VA	0.85% on the first $10 million
0.425% on the next $90 million
0.21% on the excess over $100 million
GUP	1.00%
IMPACT	1.00%
Independence Plus	1.00%
Polaris Choice Elite	1.65% - 1.90%
Polaris Platinum Elite	1.30% - 1.55% prior to May 1, 2017
Polaris Platinum Elite	1.15% - 1.55% on or after May 1, 2017
Portfolio Director	0.25% - 1.25%
Portfolio Director Freedom Advisor	0.45% - 0.60%
Portfolio Director Plus	0.00%

Potentia	1.45%

Mortality and expense risk charges of the Separate Account products (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

Products	Expense Limitations
GTS-VA	0.6966% on the first $25,434,267
0.50% on the next $74,565,733
0.25% on the excess over $100 million
GUP	1.4157% on the first $359,065,787
1.36% on the next $40,934,213
1.32% on the excess over $400 million

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by VALIC on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by VALIC related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

A contract maintenance charge of $3.75 is assessed on each contract (except those relating to GUP and GTS- VA, contracts within the Impact product are assessed a $30 annual maintenance charge and contracts within the Polaris Platinum Elite product are assessed a $50 annual maintenance charge, which may be waived if the Polaris Platinum Elite contract value is $75,000 or more) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to VALIC. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Separate Account Expense Reimbursements or Credits: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the sub-account investing in that Fund. In addition, VALIC currently reimburses or credits certain sub-accounts a portion of VALIC’s mortality and expense risk charges. Such crediting arrangements are voluntary and may be changed by VALIC at any time. The reimbursements are included on the reimbursements of expenses line of the Statements of Operations and Changes in Net Assets.

46

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The expense reimbursements are credited at the annual rate of 0.25 percent.

Sales and Administrative Charge: Certain purchase payments to certain products are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payments received. These charges are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

Guaranteed Minimum Withdrawal Benefit (GMWB) Charge: The charges for the GMWB riders are assessed quarterly on all policies that have elected this option. The annualized charges by GMWB rider and by product are as follows:

Annualized GMWB Charge for Contracts Issued:

GMWB Rider	Products	Before October 9, 2017	On or After October 9, 2017
Polaris Income Builder	Polaris Choice Elite Polaris Platinum Elite	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons
Polaris Income Plus	Polaris Choice Elite Polaris Platinum Elite	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons	0.60% to 2.50% for one covered person 0.60% to 2.50% for two covered persons
Polaris Income Plus Daily	Polaris Choice Elite Polaris Platinum Elite	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons	0.60% to 2.50% for one covered person 0.60% to 2.50% for two covered persons
IncomeLock (1)	Portfolio Director Equity Director	0.65% to 0.90% for one covered person Not available for two covered persons	Not applicable
IncomeLock Plus (2)	Portfolio Director Equity Director	0.60% to 2.20% for one covered person 0.60% to 2.70% for two covered persons	Not applicable

(1)	IncomeLock was not available to contracts issued after July 2, 2012.
(2)	IncomeLock Plus was not available to contracts issued after January 2, 2017.

47

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.	Purchases and Sales of Investments

For the year ended December 31, 2021, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Beacon Bridgeway Large Cap Growth Fund Investor Class	$20,984,438	$10,873,662
AST SA PGI Asset Allocation Portfolio Class 3	15,288	111,057
Ariel Appreciation Fund Investor Class	124,243,633	52,871,786
Ariel Fund Investor Class	66,142,154	57,539,754
FTVIP Franklin Allocation VIP Fund Class 2	54,092	38,035
FTVIP Franklin Income VIP Fund Class 2	680,261	293,358
Goldman Sachs VIT Government Money Market Fund Service Shares	1,204,124	2,169,830
Invesco V.I. American Franchise Fund Series II	527,760	53,308
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	28,879,928	45,989,670
Invesco V.I. Comstock Fund Series II	87,221	255,603
Invesco V.I. Growth and Income Fund Series II	134,734	246,606
Lord Abbett Growth and Income Portfolio Class VC	101,224	63,759
PIMCO Emerging Markets Bond Portfolio Advisor Class	25,795	1,021
PIMCO Total Return Portfolio Advisor Class	2,173,142	186,025
SST SA Allocation Balanced Portfolio Class 3	416,900	164,418
SST SA Allocation Growth Portfolio Class 3	2,860,708	495,355
SST SA Allocation Moderate Growth Portfolio Class 3	1,347,905	446,712
SST SA Allocation Moderate Portfolio Class 3	2,569,971	929,900
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	741,111	200,127
SST SA Wellington Real Return Portfolio Class 3	1,904,028	281,544
SAST SA AB Growth Portfolio Class 3	1,401,348	692,878
SAST SA AB Small & Mid Cap Value Portfolio Class 3	454,683	289,370
SAST SA American Funds Asset Allocation Portfolio Class 3	11,391,575	3,473,204
SAST SA American Funds Global Growth Portfolio Class 3	761,719	245,900
SAST SA American Funds Growth Portfolio Class 3	3,462,939	574,387
SAST SA American Funds Growth-Income Portfolio Class 3	1,063,627	398,159
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	15,011,403	6,105,536
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	370,857	7,012
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	8,426,384	2,288,448
SAST SA Columbia Technology Portfolio Class 3	3,006,611	5,561,377
SAST SA DFA Ultra Short Bond Portfolio Class 3	368,301	88,262
SAST SA Emerging Markets Equity Index Portfolio Class 3	121,077	6,140
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,795,011	540,188
SAST SA Fidelity Institutional AM® International Growth Class 3	8,393	1,111
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	76,547	70,993
SAST SA Fixed Income Index Portfolio Class 3	1,290,282	491,512
SAST SA Fixed Income Intermediate Index Portfolio Class 3	1,381,209	58,334
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	70,179	197,056
SAST SA Franklin Small Company Value Portfolio Class 3	183,936	147,954
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	1,127,068	611,934
SAST SA Franklin Tactical Opportunities Portfolio Class 3	233,097	34,810
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	2,553	157
SAST SA Global Index Allocation 60/40 Portfolio Class 3	384,837	123,726
SAST SA Global Index Allocation 75/25 Portfolio Class 3	406,250	114,210
SAST SA Global Index Allocation 90/10 Portfolio Class 3	3,084,437	599,147
SAST SA Goldman Sachs Global Bond Portfolio Class 3	628,585	172,633
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	504,367	203,266
SAST SA Index Allocation 60/40 Portfolio Class 3	1,416,357	400,736
SAST SA Index Allocation 80/20 Portfolio Class 3	1,878,748	1,240,726
SAST SA Index Allocation 90/10 Portfolio Class 3	7,047,850	3,739,824
SAST SA International Index Portfolio Class 3	172,434	13,812
SAST SA Invesco Growth Opportunities Portfolio Class 3	123,116	27,641
SAST SA Invesco Main Street Large Cap Portfolio Class 3	91,748	171,869
SAST SA Invesco VCP Equity-Income Portfolio Class 3	5,068,346	29,488,083
SAST SA Janus Focused Growth Portfolio Class 3	313,029	120,578
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	925,119	167,114
SAST SA JPMorgan Emerging Markets Portfolio Class 3	118,624	51,132
SAST SA JPMorgan Equity-Income Portfolio Class 3	146,986	241,327
SAST SA JPMorgan Global Equities Portfolio Class 3	37,830	6,873
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	1,460,943	846,622
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	2,241,624	135,037
SAST SA Large Cap Growth Index Portfolio Class 3	295,617	142,519
SAST SA Large Cap Index Portfolio Class 3	676,878	507,224
Sub-accounts	Cost of Purchases	Proceeds from Sales

48

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SAST SA Large Cap Value Index Portfolio Class 3	$146,052	$54,755
SAST SA MFS Blue Chip Growth Portfolio Class 3	464,272	218,933
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	91,814	249,561
SAST SA MFS Total Return Portfolio Class 3	237,359	72,417
SAST SA Mid Cap Index Portfolio Class 3	369,111	194,234
SAST SA Morgan Stanley International Equities Portfolio Class 3	84,669	98,347
SAST SA PIMCO RAE International Value Portfolio Class 3	74,527	60,280
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	7,884,811	2,407,489
SAST SA PineBridge High-Yield Bond Portfolio Class 3	243,455	146,507
SAST SA Putnam International Growth and Income Portfolio Class 3	42,594	27,017
SAST SA Schroders VCP Global Allocation Portfolio Class 3	711,365	1,807,498
SAST SA Small Cap Index Portfolio Class 3	287,087	101,633
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	577,853	301,242
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	6,903,978	3,336,795
SAST SA VCP Dynamic Allocation Portfolio Class 3	15,053,149	5,663,615
SAST SA VCP Dynamic Strategy Portfolio Class 3	38,094,783	5,943,942
SAST SA VCP Index Allocation Portfolio Class 3	7,314,783	1,423,060
SAST SA Wellington Capital Appreciation Portfolio Class 3	9,418,329	579,070
SAST SA Wellington Government and Quality Bond Portfolio Class 3	1,218,222	1,638,431
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	514,100	399,412
SAST SA WellsCap Aggressive Growth Portfolio Class 3	644,426	1,384,372
T Rowe Price Retirement 2015 Advisor Class	26,249,002	23,456,702
T Rowe Price Retirement 2020 Advisor Class	11,704,977	10,674,559
T Rowe Price Retirement 2025 Advisor Class	19,209,619	7,131,492
T Rowe Price Retirement 2030 Advisor Class	21,588,421	5,024,835
T Rowe Price Retirement 2035 Advisor Class	18,492,664	3,546,239
T Rowe Price Retirement 2040 Advisor Class	16,684,548	3,435,389
T Rowe Price Retirement 2045 Advisor Class	11,733,119	2,965,964
T Rowe Price Retirement 2050 Advisor Class	10,496,563	2,103,307
T Rowe Price Retirement 2055 Advisor Class	5,723,396	957,421
T Rowe Price Retirement 2060 Advisor Class	6,069,850	1,607,620
VALIC Company I Aggressive Growth Lifestyle Fund	731,784,767	22,893,577
VALIC Company I Asset Allocation Fund	6,918,303	14,790,936
VALIC Company I Blue Chip Growth Fund	121,855,544	142,334,435
VALIC Company I Capital Appreciation Fund	58,782,746	4,397,120
VALIC Company I Capital Conservation Fund	52,188,458	259,784,838
VALIC Company I Conservative Growth Lifestyle Fund	376,291,494	18,746,458
VALIC Company I Core Bond Fund	2,487,981,671	246,054,180
VALIC Company I Core Equity Fund	117,533,186	306,016,914
VALIC Company I Dividend Value Fund	610,239,984	295,936,221
VALIC Company I Dynamic Allocation Fund	37,255,222	40,830,189
VALIC Company I Emerging Economies Fund	104,414,317	297,266,743
VALIC Company I Global Real Estate Fund	223,533,767	38,157,295
VALIC Company I Global Strategy Fund	23,773,489	57,463,437
VALIC Company I Government Money Market I Fund	223,186,183	134,790,805
VALIC Company I Government Securities Fund	55,505,467	27,524,242
VALIC Company I Growth Fund	348,257,346	593,436,526
VALIC Company I Health Sciences Fund	483,498,772	983,785,097
VALIC Company I High Yield Bond Fund	561,867,160	53,529,694
VALIC Company I Inflation Protected Fund	163,543,174	147,010,698
VALIC Company I International Equities Index Fund	243,341,573	286,068,128
VALIC Company I International Government Bond Fund	46,312,204	55,570,189
VALIC Company I International Growth Fund	41,987,756	82,747,729
VALIC Company I International Opportunities Fund	642,134,436	141,089,527
VALIC Company I International Socially Responsible Fund	103,619,313	73,142,888
VALIC Company I International Value Fund	59,807,699	144,365,133
VALIC Company I Large Cap Core Fund	72,653,520	190,587,474
VALIC Company I Large Capital Growth Fund	91,601,661	65,829,773
VALIC Company I Mid Cap Index Fund	361,233,682	519,969,437
VALIC Company I Mid Cap Strategic Growth Fund	560,822,994	130,318,405
VALIC Company I Mid Cap Value Fund	893,030,501	72,123,608
VALIC Company I Moderate Growth Lifestyle Fund	1,167,318,379	44,173,605
VALIC Company I Nasdaq-100 Index Fund	106,613,995	82,251,613
VALIC Company I Science & Technology Fund	1,199,730,978	313,861,800
VALIC Company I Small Cap Aggressive Growth Fund	75,334,611	196,911,522
VALIC Company I Small Cap Fund	159,169,380	385,792,004
VALIC Company I Small Cap Growth Fund	791,971,658	85,678,585
VALIC Company I Small Cap Index Fund	177,748,415	216,751,029
VALIC Company I Small Cap Special Values Fund	32,147,917	32,831,757

Sub-accounts	Cost of Purchases	Proceeds from Sales

49

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

VALIC Company I Small Cap Value Fund	$495,896,832	$33,066,388
VALIC Company I Small Mid Growth Fund	99,317,382	192,400,177
VALIC Company I Stock Index Fund	581,417,333	717,312,914
VALIC Company I Systematic Core Fund	509,547,484	61,838,439
VALIC Company I Systematic Value Fund	328,450,947	65,790,245
VALIC Company I U.S. Socially Responsible Fund	803,205,764	99,480,809
VALIC Company I Value Fund	35,276,529	98,368,049
VALIC Company II Aggressive Growth Lifestyle Fund	42,418,231	741,345,090
VALIC Company II Capital Appreciation Fund	3,142,091	57,358,269
VALIC Company II Conservative Growth Lifestyle Fund	21,634,258	378,078,587
VALIC Company II Core Bond Fund	200,155,399	1,501,704,481
VALIC Company II Government Money Market II Fund	11,802,355	146,524,624
VALIC Company II High Yield Bond Fund	103,316,392	547,424,971
VALIC Company II International Opportunities Fund	69,565,305	683,528,050
VALIC Company II Large Cap Value Fund	61,893,247	226,724,460
VALIC Company II Mid Cap Growth Fund	106,131,162	278,586,471
VALIC Company II Mid Cap Value Fund	19,555,332	879,974,276
VALIC Company II Moderate Growth Lifestyle Fund	71,042,681	1,187,465,724
VALIC Company II Small Cap Growth Fund	43,920,543	264,337,039
VALIC Company II Small Cap Value Fund	89,156,425	508,754,238
VALIC Company II Strategic Bond Fund	71,523,229	751,963,253
VALIC Company II U.S. Socially Responsible Fund	44,057,219	845,654,200
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	23,746,248	14,400,382
Vanguard LifeStrategy Growth Fund Investor Shares	34,198,113	19,698,750
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	37,398,590	22,528,838
Vanguard Long-Term Investment-Grade Fund Investor Shares	69,679,081	48,362,506
Vanguard Long-Term Treasury Fund Investor Shares	25,851,582	46,430,696
Vanguard Wellington Fund Investor Shares	224,403,568	195,893,967
Vanguard Windsor II Fund Investor Shares	239,584,825	166,148,785

50

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.    Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2021, follows:

	December 31, 2021				For the Year Ended December 31, 2021

					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income Ratio (%)(c)	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)		Lowest	Highest	Lowest	Highest
American Beacon Bridgeway Large Cap Growth Fund Investor Class	46,309,014	1.86	1.97	89,568,193	0.00	0.40	1.85	19.25	20.99
AST SA PGI Asset Allocation Portfolio Class 3	-	25.23	25.98	-	2.64	1.15	1.30	13.83	13.97
Ariel Appreciation Fund Investor Class	69,174,578	2.51	3.13	360,052,093	0.52	0.40	1.85	23.56	25.36
Ariel Fund Investor Class	79,923,597	2.77	3.17	461,659,439	0.05	0.40	1.85	27.97	29.84
FTVIP Franklin Allocation VIP Fund Class 2	35,049	18.06	19.08	637,646	1.75	1.15	1.55	9.97	10.41
FTVIP Franklin Income VIP Fund Class 2	306,193	18.11	19.41	5,969,498	4.72	1.15	1.65	14.84	15.42
Goldman Sachs VIT Government Money Market Fund Service Shares	283,048	9.55	9.76	2,742,018	0.01	1.15	1.55	-1.53	-1.14
Invesco V.I. American Franchise Fund Series II	30,606	45.08	47.93	1,444,129	0.00	1.15	1.55	9.93	10.37
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	199,121,819	0.70	0.81	152,770,955	13.71	0.40	1.85	17.11	18.82
Invesco V.I. Comstock Fund Series II	60,146	24.38	27.28	1,570,882	1.66	1.15	1.90	30.54	31.52
Invesco V.I. Growth and Income Fund Series II	65,888	24.14	27.05	1,707,550	1.41	1.15	1.90	25.78	26.72
Lord Abbett Growth and Income Portfolio Class VC	21,057	22.80	24.31	517,655	1.14	1.15	1.55	27.04	27.55
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,823		10.40	29,354	4.25		1.15		-3.77
PIMCO Total Return Portfolio Advisor Class	434,167	10.34	10.46	4,537,303	1.82	1.15	1.55	-2.88	-2.49
SST SA Allocation Balanced Portfolio Class 3	195,973	19.34	20.58	3,931,710	0.96	1.15	1.55	5.66	6.08
SST SA Allocation Growth Portfolio Class 3	336,254	24.67	26.30	8,702,014	2.09	1.15	1.55	13.91	14.37
SST SA Allocation Moderate Growth Portfolio Class 3	278,238	21.67	23.48	6,312,410	1.80	1.15	1.65	10.62	11.18
SST SA Allocation Moderate Portfolio Class 3	366,743	21.14	22.53	7,976,509	2.05	1.15	1.55	8.73	9.16
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	191,531	16.75	17.11	3,271,037	2.33	1.15	1.55	16.38	16.85
SST SA Wellington Real Return Portfolio Class 3	420,960	11.93	13.26	5,483,588	2.17	1.15	1.90	2.28	3.05
SAST SA AB Growth Portfolio Class 3	84,856	53.04	59.66	4,958,203	0.00	1.15	1.90	26.05	27.00
SAST SA AB Small & Mid Cap Value Portfolio Class 3	59,438	29.98	33.56	1,937,471	0.49	1.15	1.90	33.51	34.51
SAST SA American Funds Asset Allocation Portfolio Class 3	2,999,964	24.22	26.13	77,043,681	1.08	1.15	1.65	12.92	13.49
SAST SA American Funds Global Growth Portfolio Class 3	106,518	34.24	38.36	3,927,168	0.07	1.15	1.90	13.93	14.78
SAST SA American Funds Growth Portfolio Class 3	272,834	46.03	51.49	13,577,185	0.03	1.15	1.90	19.40	20.30
SAST SA American Funds Growth-Income Portfolio Class 3	233,772	31.44	33.91	7,667,148	1.01	1.15	1.65	21.66	22.27
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,760,300	18.22	19.08	89,930,602	1.24	1.15	1.65	12.85	13.42
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	34,175	11.91	11.93	407,396	2.22	1.15	1.30	11.86	12.03
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,820,955	13.24	13.64	38,221,721	0.86	1.15	1.65	5.85	6.38
SAST SA Columbia Technology Portfolio Class 3	-	67.36	71.50	-	0.00	1.15	1.55	29.06	29.50
SAST SA DFA Ultra Short Bond Portfolio Class 3	223,263	8.38	8.91	1,952,266	0.00	1.15	1.55	-2.31	-1.91
SAST SA Emerging Markets Equity Index Portfolio Class 3	18,999	10.83	10.99	207,858	1.14	1.15	1.55	-5.06	-4.68
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	408,850	18.73	20.99	8,372,192	3.05	1.15	1.90	-1.55	-0.81
SAST SA Fidelity Institutional AM® International Growth Class 3	2,176	14.68	14.84	32,176	0.00	1.15	1.55	10.22	10.66
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	21,666	19.43	20.67	435,152	1.38	1.15	1.55	36.77	37.32
SAST SA Fixed Income Index Portfolio Class 3	439,392	10.76	10.94	4,791,746	2.03	1.15	1.55	-3.72	-3.34
SAST SA Fixed Income Intermediate Index Portfolio Class 3	187,832	10.30	10.48	1,964,110	0.86	1.15	1.55	-3.29	-2.91
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	49,904	24.52	27.44	1,315,128	1.70	1.15	1.90	27.09	28.05
SAST SA Franklin Small Company Value Portfolio Class 3	33,705	24.71	27.64	905,000	0.97	1.15	1.90	22.65	23.57
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	125,457	37.25	41.60	5,077,960	2.29	1.15	1.90	21.43	22.34
SAST SA Franklin Tactical Opportunities Portfolio Class 3	63,732	13.35	13.58	862,442	1.02	1.15	1.55	13.06	13.52
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	177		14.56	2,584	0.00		1.15		23.98
SAST SA Global Index Allocation 60/40 Portfolio Class 3	210,223	12.81	13.00	2,728,277	1.36	1.15	1.55	7.93	8.36
SAST SA Global Index Allocation 75/25 Portfolio Class 3	213,549	13.24	13.44	2,856,378	1.35	1.15	1.55	10.69	11.14
SAST SA Global Index Allocation 90/10 Portfolio Class 3	740,792	13.58	13.78	10,190,225	0.94	1.15	1.55	13.70	14.15
SAST SA Goldman Sachs Global Bond Portfolio Class 3	228,154	11.82	13.22	2,944,792	2.40	1.15	1.90	-9.27	-8.58
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	221,541	13.40	13.63	3,004,079	0.24	1.15	1.55	12.90	13.35
SAST SA Index Allocation 60/40 Portfolio Class 3	615,064	15.04	15.34	9,404,305	0.08	1.15	1.55	11.31	11.76
SAST SA Index Allocation 80/20 Portfolio Class 3	902,286	16.52	16.84	15,114,442	1.09	1.15	1.55	16.41	16.88
SAST SA Index Allocation 90/10 Portfolio Class 3	3,073,273	17.20	17.54	53,694,248	1.07	1.15	1.55	18.76	19.24
SAST SA International Index Portfolio Class 3	45,012	11.94	12.14	542,739	1.31	1.15	1.55	8.77	9.20
SAST SA Invesco Growth Opportunities Portfolio Class 3	9,453	41.38	43.98	399,489	0.00	1.15	1.55	5.46	5.88
SAST SA Invesco Main Street Large Cap Portfolio Class 3	45,396	30.30	34.00	1,485,539	0.45	1.15	1.90	25.08	26.02
SAST SA Invesco VCP Equity-Income Portfolio Class 3	-	13.89	14.34	-	1.25	1.15	1.55	5.98	6.12
SAST SA Janus Focused Growth Portfolio Class 3	26,874	41.59	46.71	1,222,630	0.00	1.15	1.90	20.67	21.58
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	156,977	23.39	24.80	3,841,748	0.56	1.15	1.55	9.83	10.27
SAST SA JPMorgan Emerging Markets Portfolio Class 3	47,546	13.63	15.31	696,867	1.66	1.15	1.90	-1.01	-0.26
SAST SA JPMorgan Equity-Income Portfolio Class 3	62,541	27.44	30.84	1,844,423	1.71	1.15	1.90	23.13	24.05

51

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021

					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income Ratio (%)(c)	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)		Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Global Equities Portfolio Class 3	4,437	20.47	21.90	95,555	1.61	1.15	1.55	21.10	21.58
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	498,918	14.42	16.21	7,869,118	2.36	1.15	1.90	-3.01	-2.28
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	52,963	49.37	53.24	2,745,820	0.00	1.15	1.65	8.73	9.28
SAST SA Large Cap Growth Index Portfolio Class 3	56,007	20.66	20.97	1,170,375	0.56	1.15	1.55	29.26	29.78
SAST SA Large Cap Index Portfolio Class 3	93,340	18.43	18.75	1,740,771	1.29	1.15	1.55	26.09	26.60
SAST SA Large Cap Value Index Portfolio Class 3	36,705	14.58	14.79	541,765	2.58	1.15	1.55	22.16	22.65
SAST SA MFS Blue Chip Growth Portfolio Class 3	45,928	38.80	43.78	1,932,038	0.02	1.15	1.90	26.28	27.23
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	48,077	34.07	38.27	1,763,972	0.45	1.15	1.90	24.21	25.14
SAST SA MFS Total Return Portfolio Class 3	71,807	21.84	23.21	1,629,367	1.35	1.15	1.55	11.99	12.44
SAST SA Mid Cap Index Portfolio Class 3	96,561	15.14	15.40	1,478,836	0.70	1.15	1.55	21.90	22.39
SAST SA Morgan Stanley International Equities Portfolio Class 3	73,717	12.76	14.33	1,013,140	1.01	1.15	1.90	2.10	2.87
SAST SA PIMCO RAE International Value Portfolio Class 3	66,974	10.51	11.76	756,691	2.08	1.15	1.90	6.33	7.13
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,217,589	15.54	16.23	35,606,116	0.00	1.15	1.65	6.30	6.83
SAST SA PineBridge High-Yield Bond Portfolio Class 3	94,102	17.60	19.87	1,806,740	4.85	1.15	1.90	3.64	4.42
SAST SA Putnam International Growth and Income Portfolio Class 3	12,914	11.44	12.17	151,643	1.75	1.15	1.55	12.92	13.37
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,488,407	13.82	14.15	20,925,775	0.37	1.15	1.55	10.67	11.11
SAST SA Small Cap Index Portfolio Class 3	78,970	14.18	14.42	1,132,061	0.39	1.15	1.55	12.09	12.53
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	253,720	15.37	15.63	3,953,968	0.00	1.15	1.55	14.22	14.67
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,971,091	16.05	16.53	48,805,719	0.90	1.15	1.65	10.46	11.01
SAST SA VCP Dynamic Allocation Portfolio Class 3	5,286,841	17.80	19.18	100,164,225	1.61	1.15	1.90	7.25	8.06
SAST SA VCP Dynamic Strategy Portfolio Class 3	5,976,287	17.00	18.26	107,815,607	1.57	1.15	1.90	8.01	8.83
SAST SA VCP Index Allocation Portfolio Class 3	2,190,957	13.64	13.88	30,293,401	0.99	1.15	1.55	12.24	12.69
SAST SA Wellington Capital Appreciation Portfolio Class 3	187,957	60.29	67.95	12,437,334	0.00	1.15	1.90	3.39	4.17
SAST SA Wellington Government and Quality Bond Portfolio Class 3	467,998	12.12	13.57	6,199,604	1.42	1.15	1.90	-3.95	-3.22
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	158,222	14.76	15.08	2,374,025	0.17	1.15	1.55	5.82	6.24
SAST SA WellsCap Aggressive Growth Portfolio Class 3	-	35.11	37.62	-	0.00	1.15	1.55	5.46	5.82
T Rowe Price Retirement 2015 Advisor Class	12,060,924	1.53	1.60	18,542,399	1.46	0.40	1.00	8.23	8.88
T Rowe Price Retirement 2020 Advisor Class	26,247,783	1.60	1.67	42,169,649	1.23	0.40	1.00	9.10	9.76
T Rowe Price Retirement 2025 Advisor Class	41,330,127	1.69	1.76	69,942,039	1.11	0.40	1.00	10.51	11.17
T Rowe Price Retirement 2030 Advisor Class	44,105,136	1.77	1.85	78,284,548	0.85	0.40	1.00	12.14	12.81
T Rowe Price Retirement 2035 Advisor Class	35,071,007	1.84	1.92	64,765,384	0.68	0.40	1.00	13.66	14.34
T Rowe Price Retirement 2040 Advisor Class	33,761,404	1.90	1.98	64,425,956	0.52	0.40	1.00	14.91	15.60
T Rowe Price Retirement 2045 Advisor Class	25,453,228	1.94	2.02	49,538,744	0.46	0.40	1.00	15.78	16.47
T Rowe Price Retirement 2050 Advisor Class	21,973,246	1.94	2.02	42,811,517	0.48	0.40	1.00	15.90	16.60
T Rowe Price Retirement 2055 Advisor Class	11,134,586	1.94	2.02	21,658,170	0.48	0.40	1.00	15.87	16.57
T Rowe Price Retirement 2060 Advisor Class	9,141,101	1.94	2.02	17,789,930	0.52	0.40	1.00	15.90	16.60
VALIC Company I Aggressive Growth Lifestyle Fund	153,013,592	2.28	2.54	750,179,361	0.00	0.25	1.70	14.11	15.78
VALIC Company I Asset Allocation Fund	14,213,786	1.89	2.34	161,838,950	1.04	0.40	1.85	14.60	16.27
VALIC Company I Blue Chip Growth Fund	202,244,583	2.93	4.76	1,016,876,328	0.00	0.00	1.85	14.25	16.38
VALIC Company I Capital Appreciation Fund	14,376,972	3.86	4.00	62,774,813	0.00	0.40	1.85	23.79	25.59
VALIC Company I Capital Conservation Fund	-	1.17	1.57	-	3.88	0.40	1.85	-3.05	-2.50
VALIC Company I Conservative Growth Lifestyle Fund	97,190,602	1.67	2.13	368,984,023	0.00	0.25	1.70	5.93	7.48
VALIC Company I Core Bond Fund	961,180,702	1.24	1.25	2,270,906,019	0.00	0.00	1.85	-2.48	-0.76
VALIC Company I Core Equity Fund	-	2.96	3.10	-	1.33	0.40	1.85	13.76	14.23
VALIC Company I Dividend Value Fund	274,040,084	2.54	2.66	1,343,580,899	1.95	0.40	1.85	19.69	21.43
VALIC Company I Dynamic Allocation Fund	100,948,351	1.71	1.94	185,073,384	1.79	0.40	1.85	8.17	9.75
VALIC Company I Emerging Economies Fund	565,348,703	0.98	1.18	724,612,529	1.87	0.40	1.85	-0.66	0.79
VALIC Company I Global Real Estate Fund	272,718,691	1.81	2.12	541,145,662	3.12	0.40	1.85	20.37	22.13
VALIC Company I Global Strategy Fund	119,209,843	1.49	1.82	276,482,787	4.21	0.40	1.85	6.59	8.15
VALIC Company I Government Money Market I Fund	236,631,052	0.85	1.01	455,999,307	0.01	0.40	1.85	-1.82	-0.39
VALIC Company I Government Securities Fund	36,764,060	1.09	1.43	140,452,230	1.96	0.40	1.85	-4.11	-2.71
VALIC Company I Growth Fund	308,081,853	4.19	4.64	1,512,561,726	0.12	0.40	1.85	18.74	20.47
VALIC Company I Health Sciences Fund	-	5.19	6.32	-	0.00	0.40	1.85	-0.55	-0.13
VALIC Company I High Yield Bond Fund	150,554,801	1.56	2.01	523,638,602	0.00	0.40	1.85	2.47	3.97
VALIC Company I Inflation Protected Fund	502,904,885	1.19	1.28	794,670,499	1.29	0.00	1.85	3.16	5.09
VALIC Company I International Equities Index Fund	595,926,657	1.25	1.45	1,605,944,547	1.28	0.40	1.85	8.99	10.58
VALIC Company I International Government Bond Fund	33,480,727	1.05	1.46	113,392,982	2.34	0.40	1.85	-7.59	-6.24
VALIC Company I International Growth Fund	101,043,997	2.29	2.38	596,229,933	0.00	0.40	1.85	12.11	13.75
VALIC Company I International Opportunities Fund	136,801,359	1.69	1.83	522,623,530	0.00	0.40	1.85	4.72	6.25
VALIC Company I International Socially Responsible Fund	40,023,219	2.20	2.30	369,270,878	1.70	0.40	1.85	10.39	12.00
VALIC Company I International Value Fund	400,871,584	1.16	1.23	618,767,572	1.65	0.00	1.85	5.08	7.04
VALIC Company I Large Cap Core Fund	-	3.38	4.00	-	1.17	0.40	1.85	12.11	12.58
VALIC Company I Large Capital Growth Fund	145,700,934	3.75	3.92	688,127,725	0.34	0.40	1.85	23.75	25.55
VALIC Company I Mid Cap Index Fund	113,252,917	2.93	3.54	3,724,103,472	1.06	0.40	1.85	22.05	23.83
VALIC Company I Mid Cap Strategic Growth Fund	167,424,667	3.30	3.53	871,218,075	0.05	0.40	1.85	14.72	16.39
VALIC Company I Mid Cap Value Fund	94,684,225	2.51	2.79	874,069,221	0.00	0.40	1.85	25.45	27.28
VALIC Company I Moderate Growth Lifestyle Fund	251,147,056	2.05	2.48	1,184,978,047	0.00	0.25	1.70	11.95	13.59

52

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021

					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income Ratio (%)(c)	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)		Lowest	Highest	Lowest	Highest
VALIC Company I Nasdaq-100 Index Fund	212,852,955	6.39	7.39	918,647,348	0.29	0.40	1.85	24.60	26.42
VALIC Company I Science & Technology Fund	181,081,539	5.54	6.48	3,041,714,403	0.04	0.40	1.85	9.96	11.57
VALIC Company I Small Cap Aggressive Growth Fund	-	3.26	4.03	-	0.00	0.40	1.85	-7.35	-6.83
VALIC Company I Small Cap Fund	-	2.88	3.33	-	0.41	0.40	1.85	11.81	12.43
VALIC Company I Small Cap Growth Fund	93,204,597	4.00	4.47	705,845,935	0.00	0.40	1.85	-6.64	-5.27
VALIC Company I Small Cap Index Fund	116,347,983	2.65	3.02	1,251,653,806	0.86	0.40	1.85	12.34	13.98
VALIC Company I Small Cap Special Values Fund	81,127,807	2.66	2.92	248,126,320	1.09	0.40	1.85	27.14	29.00
VALIC Company I Small Cap Value Fund	79,302,433	2.28	2.68	485,471,268	0.00	0.40	1.85	30.46	32.37
VALIC Company I Small Mid Growth Fund	-	3.53	3.93	-	0.00	0.40	1.85	5.18	5.62
VALIC Company I Stock Index Fund	309,072,613	3.72	184.47	6,068,234,924	1.50	0.33	1.85	26.00	27.93
VALIC Company I Systematic Core Fund	79,663,895	3.30	3.45	670,314,770	0.23	0.40	1.85	23.94	25.75
VALIC Company I Systematic Value Fund	114,942,495	2.57	2.67	343,830,974	0.36	0.40	1.85	28.53	30.41
VALIC Company I U.S. Socially Responsible Fund	137,953,455	2.41	3.80	805,962,895	0.00	0.00	1.85	24.89	27.09
VALIC Company I Value Fund	-	2.23	2.34	-	2.42	0.40	1.85	13.72	14.19
VALIC Company II Aggressive Growth Lifestyle Fund	-	2.17	2.40	-	1.63	0.15	1.60	8.93	9.53
VALIC Company II Capital Appreciation Fund	-	3.35	3.50	-	0.09	0.15	1.60	8.37	8.98
VALIC Company II Conservative Growth Lifestyle Fund	-	1.63	2.06	-	2.47	0.15	1.60	3.69	4.26
VALIC Company II Core Bond Fund	-	1.23	1.24	-	2.44	0.00	1.60	-2.65	-2.05
VALIC Company II Government Money Market II Fund	-	0.88	1.05	-	0.01	0.15	1.60	-0.60	-0.05
VALIC Company II High Yield Bond Fund	-	1.54	1.96	-	4.12	0.15	1.60	0.62	1.18
VALIC Company II International Opportunities Fund	-	1.64	1.79	-	0.45	0.15	1.60	2.37	2.94
VALIC Company II Large Cap Value Fund	-	2.26	2.55	-	1.69	0.15	1.60	15.99	16.47
VALIC Company II Mid Cap Growth Fund	-	2.74	2.82	-	0.00	0.15	1.60	8.76	9.22
VALIC Company II Mid Cap Value Fund	-	2.38	2.62	-	0.61	0.15	1.60	18.97	19.63
VALIC Company II Moderate Growth Lifestyle Fund	-	1.97	2.36	-	1.99	0.15	1.60	7.22	7.82
VALIC Company II Small Cap Growth Fund	-	4.06	4.49	-	0.00	0.15	1.60	-5.31	-4.78
VALIC Company II Small Cap Value Fund	-	2.19	2.55	-	0.75	0.15	1.60	25.11	25.81
VALIC Company II Strategic Bond Fund	-	1.36	1.88	-	5.52	0.15	1.60	-0.87	-0.32
VALIC Company II U.S. Socially Responsible Fund	-	2.11	3.37	-	1.00	0.00	1.60	11.01	11.70
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	46,755,917	1.60	1.90	132,061,203	1.98	0.65	2.10	3.85	5.36
Vanguard LifeStrategy Growth Fund Investor Shares	94,644,220	2.23	2.31	362,381,685	1.94	0.65	2.10	11.98	13.61
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	101,324,753	1.91	2.13	342,461,460	1.94	0.65	2.10	7.79	9.36
Vanguard Long-Term Investment-Grade Fund Investor Shares	61,160,867	1.79	2.58	283,944,361	2.73	0.40	1.85	-4.18	-2.78
Vanguard Long-Term Treasury Fund Investor Shares	48,991,473	1.62	2.30	209,060,836	1.79	0.40	1.85	-6.41	-5.04
Vanguard Wellington Fund Investor Shares	339,770,497	1.93	2.42	2,282,957,890	1.72	0.00	2.10	16.54	19.01
Vanguard Windsor II Fund Investor Shares	295,711,317	2.93	3.09	2,202,134,953	1.21	0.65	2.10	26.29	28.14

	December 31, 2020				For the Year Ended December 31 2020
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Bridgeway Large Cap Growth Fund Investor Class	48,673,680	1.56	1.63	78,184,820	0.00	0.40	1.85	31.57	33.49
AST SA BlackRock Multi-Asset Income Portfolio Class 3	-	12.38	12.72	-	0.00	1.15	1.55	-0.13	-0.09
AST SA PGI Asset Allocation Portfolio Class 3	4,291	22.17	22.80	96,398	2.93	1.15	1.30	8.23	8.39
Ariel Appreciation Fund Investor Class	63,856,002	2.03	2.50	266,240,700	0.54	0.40	1.85	5.39	6.93
Ariel Fund Investor Class	82,157,346	2.16	2.44	367,777,525	0.29	0.40	1.85	8.00	9.58
FTVIP Franklin Allocation VIP Fund Class 2	34,297	16.43	17.28	565,486	1.30	1.15	1.55	10.02	10.47
FTVIP Franklin Income VIP Fund Class 2	294,878	15.77	16.82	4,992,944	5.69	1.15	1.65	-0.95	-0.46
Goldman Sachs VIT Government Money Market Fund Service Shares	377,859	9.65	9.88	3,707,724	0.28	1.15	1.65	-1.38	-0.88
Invesco V.I. American Franchise Fund Series II	23,558	41.01	43.43	1,012,451	0.00	1.15	1.55	39.81	40.37
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	251,717,915	0.60	0.68	163,415,176	0.00	0.40	1.85	6.04	7.59
Invesco V.I. Comstock Fund Series II	67,360	18.67	20.74	1,340,865	2.06	1.15	1.90	-2.95	-2.22
Invesco V.I. Growth and Income Fund Series II	70,628	19.19	21.34	1,445,793	1.82	1.15	1.90	-0.07	0.68
Lord Abbett Growth and Income Portfolio Class VC	21,661	17.95	19.06	416,892	1.76	1.15	1.55	1.12	1.52
PIMCO Emerging Markets Bond Portfolio Advisor Class	544		10.80	5,880	0.77		1.15		5.38
PIMCO Total Return Portfolio Advisor Class	262,971	10.65	10.73	2,818,893	0.92	1.15	1.55	6.87	7.30
SST SA Allocation Balanced Portfolio Class 3	188,561	18.31	19.40	3,570,276	1.36	1.15	1.55	10.10	10.54
SST SA Allocation Growth Portfolio Class 3	267,094	21.66	22.99	6,046,197	0.00	1.15	1.55	14.33	14.79
SST SA Allocation Moderate Growth Portfolio Class 3	263,426	19.59	21.12	5,374,503	0.00	1.15	1.65	12.84	13.41
SST SA Allocation Moderate Portfolio Class 3	320,332	19.44	20.63	6,391,311	0.00	1.15	1.55	11.89	12.34
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	171,781	14.39	14.64	2,511,577	0.00	1.15	1.55	12.02	12.47
SST SA Wellington Real Return Portfolio Class 3	309,631	11.66	12.87	3,920,875	0.00	1.15	1.90	4.77	5.56
SAST SA AB Growth Portfolio Class 3	77,219	42.08	46.98	3,551,922	0.00	1.15	1.90	32.74	33.74
SAST SA AB Small & Mid Cap Value Portfolio Class 3	54,765	22.46	24.95	1,327,632	0.49	1.15	1.90	2.02	2.79

53

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31 2020
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA American Funds Asset Allocation Portfolio Class 3	2,693,836	21.45	23.02	61,011,205	0.00	1.15	1.65	10.30	10.86
SAST SA American Funds Global Growth Portfolio Class 3	99,095	30.06	33.42	3,185,452	0.06	1.15	1.90	27.64	28.60
SAST SA American Funds Growth Portfolio Class 3	215,567	38.55	42.80	8,929,204	0.79	1.15	1.90	48.87	49.98
SAST SA American Funds Growth-Income Portfolio Class 3	219,147	25.84	27.74	5,879,480	1.58	1.15	1.65	11.39	11.95
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,510,953	16.15	16.82	75,189,138	0.00	1.15	1.65	7.53	8.07
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	3,749		10.65	39,918	0.49		1.15		6.47
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,740,433	12.51	12.82	34,934,269	0.04	1.15	1.65	3.78	4.30
SAST SA Columbia Technology Portfolio Class 3	60,821	52.19	55.21	3,284,898	0.42	1.15	1.55	43.29	43.87
SAST SA DFA Ultra Short Bond Portfolio Class 3	188,354	8.45	9.08	1,686,378	1.66	1.15	1.65	-1.53	-1.03
SAST SA Emerging Markets Equity Index Portfolio Class 3	9,098	11.41	11.53	104,419	2.78	1.15	1.55	15.08	15.54
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	306,467	19.02	21.16	6,328,782	3.89	1.15	1.90	6.71	7.51
SAST SA Fidelity Institutional AM® International Growth Class 3	1,799	13.38	13.41	24,099	0.15	1.15	1.30	20.77	20.95
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	20,796	14.20	15.05	304,179	1.93	1.15	1.55	-2.90	-2.51
SAST SA Fixed Income Index Portfolio Class 3	374,637	11.17	11.32	4,227,984	2.84	1.15	1.55	6.76	7.19
SAST SA Fixed Income Intermediate Index Portfolio Class 3	62,248	10.65	10.79	669,775	2.29	1.15	1.55	4.26	4.67
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	55,517	19.29	21.43	1,145,633	1.77	1.15	1.90	-3.39	-2.67
SAST SA Franklin Small Company Value Portfolio Class 3	34,162	20.15	22.37	742,234	1.04	1.15	1.90	2.99	3.77
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	121,438	30.68	34.00	4,019,451	2.26	1.15	1.90	5.20	5.99
SAST SA Franklin Tactical Opportunities Portfolio Class 3	52,440	11.81	11.96	625,305	1.31	1.15	1.55	6.58	7.01
SAST SA Global Index Allocation 60/40 Portfolio Class 3	195,286	11.87	12.00	2,339,802	1.87	1.15	1.55	9.75	10.19
SAST SA Global Index Allocation 75/25 Portfolio Class 3	195,464	11.96	12.09	2,354,954	1.39	1.15	1.55	10.49	10.93
SAST SA Global Index Allocation 90/10 Portfolio Class 3	556,487	11.95	12.08	6,705,266	0.00	1.15	1.55	10.43	10.88
SAST SA Goldman Sachs Global Bond Portfolio Class 3	196,153	13.03	14.46	2,771,166	0.39	1.15	1.90	9.45	10.28
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	229,068	11.87	12.03	2,744,191	0.20	1.15	1.55	9.52	9.96
SAST SA Index Allocation 60/40 Portfolio Class 3	542,897	13.51	13.72	7,429,714	1.42	1.15	1.55	11.74	12.19
SAST SA Index Allocation 80/20 Portfolio Class 3	875,707	14.19	14.41	12,567,691	0.00	1.15	1.55	12.67	13.12
SAST SA Index Allocation 90/10 Portfolio Class 3	2,915,104	14.48	14.71	42,740,274	0.00	1.15	1.55	12.71	13.16
SAST SA International Index Portfolio Class 3	31,702	10.98	11.12	349,901	2.09	1.15	1.55	5.71	6.13
SAST SA Invesco Growth Opportunities Portfolio Class 3	8,172	39.24	41.54	326,064	0.00	1.15	1.55	53.02	53.64
SAST SA Invesco Main Street Large Cap Portfolio Class 3	49,662	24.23	26.98	1,291,782	0.79	1.15	1.90	11.01	11.85
SAST SA Invesco VCP Equity-Income Portfolio Class 3	2,011,278	13.10	13.51	26,933,715	0.08	1.15	1.55	-2.66	-2.27
SAST SA Janus Focused Growth Portfolio Class 3	24,871	34.47	38.42	929,107	0.00	1.15	1.90	35.99	37.01
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	131,578	21.30	22.49	2,917,560	2.04	1.15	1.55	12.28	12.73
SAST SA JPMorgan Emerging Markets Portfolio Class 3	43,181	13.77	15.35	635,119	1.70	1.15	1.90	13.92	14.78
SAST SA JPMorgan Equity-Income Portfolio Class 3	68,227	22.29	24.86	1,624,490	1.78	1.15	1.90	1.01	1.77
SAST SA JPMorgan Global Equities Portfolio Class 3	2,945	16.90	18.01	52,735	1.54	1.15	1.55	7.87	8.31
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	469,700	14.87	16.59	7,588,526	2.69	1.15	1.90	6.17	6.97
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	19,088	45.41	48.72	908,072	0.00	1.15	1.65	45.76	46.49
SAST SA Large Cap Growth Index Portfolio Class 3	49,602	15.99	16.16	799,299	1.10	1.15	1.55	30.16	30.68
SAST SA Large Cap Index Portfolio Class 3	85,323	14.62	14.81	1,256,907	1.62	1.15	1.55	15.92	16.38
SAST SA Large Cap Value Index Portfolio Class 3	30,365	11.93	12.06	365,473	2.35	1.15	1.55	-0.44	-0.04
SAST SA MFS Blue Chip Growth Portfolio Class 3	43,742	30.73	34.41	1,448,812	0.39	1.15	1.90	27.86	28.82
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	54,235	27.43	30.58	1,594,858	0.40	1.15	1.90	11.89	12.73
SAST SA MFS Total Return Portfolio Class 3	68,041	19.50	20.64	1,373,906	1.72	1.15	1.55	7.63	8.07
SAST SA Mid Cap Index Portfolio Class 3	87,987	12.42	12.58	1,101,640	1.20	1.15	1.55	11.16	11.60
SAST SA Morgan Stanley International Equities Portfolio Class 3	74,360	12.50	13.93	995,085	1.57	1.15	1.90	9.21	10.03
SAST SA PIMCO RAE International Value Portfolio Class 3	66,531	9.89	10.98	702,566	2.28	1.15	1.90	-5.22	-4.50
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,158,433	14.62	15.19	32,471,518	0.46	1.15	1.65	6.88	7.42
SAST SA PineBridge High-Yield Bond Portfolio Class 3	92,367	16.98	19.03	1,700,887	5.96	1.15	1.90	5.81	6.60
SAST SA Putnam International Growth and Income Portfolio Class 3	11,901	9.97	10.46	122,645	2.16	1.30	1.65	1.77	2.13
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,557,228	12.49	12.74	19,721,639	0.12	1.15	1.55	-1.17	-0.78
SAST SA Small Cap Index Portfolio Class 3	67,434	12.65	12.82	859,617	0.81	1.15	1.55	17.24	17.71
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	235,611	13.46	13.63	3,204,236	0.69	1.15	1.55	15.25	15.71
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,880,703	14.53	14.89	42,654,805	0.10	1.15	1.65	7.08	7.62
SAST SA VCP Dynamic Allocation Portfolio Class 3	5,103,805	16.59	17.75	89,543,143	1.15	1.15	1.90	10.97	11.81
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,370,781	15.74	16.78	72,493,299	1.17	1.15	1.90	8.12	8.93
SAST SA VCP Index Allocation Portfolio Class 3	1,894,588	12.16	12.31	23,261,161	1.23	1.15	1.55	6.04	6.47
SAST SA Wellington Capital Appreciation Portfolio Class 3	86,671	58.32	65.24	5,483,895	0.00	1.15	1.90	61.03	62.24
SAST SA Wellington Government and Quality Bond Portfolio Class 3	508,280	12.62	14.02	6,959,679	2.31	1.15	1.90	4.86	5.65
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	154,815	13.95	14.19	2,188,843	0.90	1.15	1.55	15.99	16.45
SAST SA WellsCap Aggressive Growth Portfolio Class 3	26,644	33.29	35.55	911,088	0.00	1.15	1.55	60.03	60.67
T Rowe Price Retirement 2015 Advisor Class	11,292,320	1.42	1.47	16,016,822	1.44	0.40	1.00	11.21	11.88
T Rowe Price Retirement 2020 Advisor Class	28,318,849	1.47	1.52	41,689,867	1.26	0.40	1.00	11.84	12.52
T Rowe Price Retirement 2025 Advisor Class	37,659,819	1.53	1.58	57,653,389	1.17	0.40	1.00	13.23	13.91
T Rowe Price Retirement 2030 Advisor Class	37,872,844	1.58	1.64	59,925,432	1.02	0.40	1.00	14.46	15.15

54

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31 2020
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
T Rowe Price Retirement 2035 Advisor Class	28,603,740	1.62	1.68	46,454,655	0.88	0.40	1.00	15.59	16.29
T Rowe Price Retirement 2040 Advisor Class	28,731,456	1.66	1.72	47,694,338	0.72	0.40	1.00	16.62	17.32
T Rowe Price Retirement 2045 Advisor Class	22,138,595	1.67	1.74	37,193,060	0.70	0.40	1.00	17.16	17.86
T Rowe Price Retirement 2050 Advisor Class	18,735,324	1.39	1.74	31,470,810	0.70	0.40	1.00	13.73	17.86
T Rowe Price Retirement 2055 Advisor Class	9,085,740	1.38	1.73	15,238,951	0.70	0.40	1.00	13.64	17.76
T Rowe Price Retirement 2060 Advisor Class	7,062,589	1.32	1.73	11,853,672	0.76	0.40	1.00	13.66	17.78
VALIC Company I Asset Allocation Fund	15,009,742	1.65	2.01	147,421,552	1.13	0.40	1.85	9.69	11.29
VALIC Company I Blue Chip Growth Fund	223,456,301	2.51	4.17	975,296,395	0.00	0.00	1.85	31.91	34.37
VALIC Company I Capital Conservation Fund	54,698,723	1.21	1.61	227,015,865	2.59	0.40	1.85	6.20	7.75
VALIC Company I Core Equity Fund	43,601,912	2.59	2.72	266,485,387	1.23	0.40	1.85	17.18	18.89
VALIC Company I Dividend Value Fund	214,926,150	2.09	2.22	857,316,871	2.25	0.40	1.85	-1.31	0.13
VALIC Company I Dynamic Allocation Fund	113,418,104	1.58	1.77	190,569,075	1.98	0.40	1.85	9.05	10.64
VALIC Company I Emerging Economies Fund	711,040,166	0.97	1.19	913,734,880	2.00	0.40	1.85	13.35	15.01
VALIC Company I Global Real Estate Fund	183,897,782	1.50	1.73	298,225,922	3.18	0.40	1.85	-7.86	-6.52
VALIC Company I Global Strategy Fund	138,484,784	1.40	1.68	298,631,983	5.91	0.40	1.85	1.72	3.21
VALIC Company I Government Money Market I Fund	189,741,251	0.86	1.02	367,605,253	0.20	0.40	1.85	-1.62	-0.18
VALIC Company I Government Securities Fund	30,206,774	1.14	1.47	117,884,129	2.30	0.40	1.85	4.68	6.21
VALIC Company I Growth Fund	409,760,167	3.52	3.85	1,684,477,957	0.31	0.40	1.85	39.20	41.23
VALIC Company I Health Sciences Fund	116,540,320	5.22	6.33	978,158,537	0.00	0.40	1.85	27.23	29.09
VALIC Company I Inflation Protected Fund	501,425,577	1.16	1.21	757,662,191	2.01	0.00	1.85	6.82	8.81
VALIC Company I International Equities Index Fund	611,811,572	1.13	1.33	1,507,483,926	2.16	0.40	1.85	5.41	6.95
VALIC Company I International Government Bond Fund	37,212,596	1.14	1.56	135,128,345	1.53	0.40	1.85	8.24	9.82
VALIC Company I International Growth Fund	107,040,992	2.01	2.12	560,854,128	0.10	0.40	1.85	31.68	33.60
VALIC Company I International Socially Responsible Fund	44,376,748	1.96	2.08	367,308,711	1.77	0.40	1.85	6.38	7.93
VALIC Company I International Value Fund	457,784,448	1.08	1.17	667,291,885	2.25	0.00	1.85	3.02	4.95
VALIC Company I Large Cap Core Fund	40,814,996	3.02	3.55	167,127,133	1.01	0.40	1.85	19.84	21.59
VALIC Company I Large Capital Growth Fund	151,975,712	3.03	3.12	574,889,509	0.64	0.40	1.85	20.20	21.96
VALIC Company I Mid Cap Index Fund	122,446,340	2.40	2.86	3,255,806,917	1.33	0.40	1.85	11.22	12.85
VALIC Company I Mid Cap Strategic Growth Fund	83,781,643	2.88	3.04	373,321,478	0.00	0.40	1.85	31.77	33.69
VALIC Company I Nasdaq-100 Index Fund	221,517,862	5.13	5.84	760,808,251	0.67	0.40	1.85	45.23	47.35
VALIC Company I Science & Technology Fund	140,874,900	5.04	5.81	2,109,346,334	0.00	0.40	1.85	53.95	56.19
VALIC Company I Small Cap Aggressive Growth Fund	40,633,593	3.52	4.33	202,951,320	0.00	0.40	1.85	35.25	37.22
VALIC Company I Small Cap Fund	42,780,189	2.58	2.96	341,679,077	0.31	0.40	1.85	20.66	22.43
VALIC Company I Small Cap Index Fund	124,200,407	2.36	2.65	1,187,921,576	1.29	0.40	1.85	17.29	19.01
VALIC Company I Small Cap Special Values Fund	83,254,796	2.10	2.26	198,518,317	1.20	0.40	1.85	-0.44	1.02
VALIC Company I Small Mid Growth Fund	45,464,582	3.36	3.72	176,613,840	0.00	0.40	1.85	49.35	51.53
VALIC Company I Stock Index Fund	331,809,228	2.95	144.20	5,158,751,372	1.77	0.33	1.85	15.82	17.60
VALIC Company I Systematic Core Fund	21,279,563	2.62	2.78	143,769,977	0.92	0.40	1.85	20.96	22.72
VALIC Company I Systematic Value Fund	17,214,135	2.00	2.05	39,734,973	2.55	0.40	1.85	-4.68	-3.29
VALIC Company I Value Fund	29,040,239	1.95	2.06	82,469,734	1.64	0.40	1.85	0.33	1.80
VALIC Company II Aggressive Growth Lifestyle Fund	157,093,509	1.99	2.19	669,144,997	2.24	0.15	1.60	11.67	13.30
VALIC Company II Capital Appreciation Fund	14,557,516	3.07	3.23	50,880,559	0.33	0.15	1.60	26.72	28.57
VALIC Company II Conservative Growth Lifestyle Fund	99,958,439	1.57	1.98	354,609,815	2.32	0.15	1.60	9.13	10.73
VALIC Company II Core Bond Fund	584,249,246	1.25	1.28	1,400,771,250	3.21	0.00	1.60	7.00	8.73
VALIC Company II Government Money Market II Fund	109,137,221	0.88	1.05	134,717,270	0.20	0.15	1.60	-1.38	0.06
VALIC Company II High Yield Bond Fund	137,297,694	1.53	1.93	457,539,635	6.59	0.15	1.60	5.04	6.57
VALIC Company II International Opportunities Fund	176,888,938	1.59	1.75	640,393,748	0.59	0.15	1.60	15.02	16.70
VALIC Company II Large Cap Value Fund	46,069,683	1.94	2.20	183,544,996	1.63	0.15	1.60	1.42	2.90
VALIC Company II Mid Cap Growth Fund	65,506,760	2.52	2.59	251,251,558	0.00	0.15	1.60	22.78	24.58
VALIC Company II Mid Cap Value Fund	100,220,305	2.00	2.19	726,006,598	0.78	0.15	1.60	1.99	3.48
VALIC Company II Moderate Growth Lifestyle Fund	259,841,173	1.83	2.19	1,085,397,730	2.14	0.15	1.60	10.67	12.28
VALIC Company II Small Cap Growth Fund	32,081,626	4.29	4.72	258,423,249	0.00	0.15	1.60	57.29	59.58
VALIC Company II Small Cap Value Fund	72,678,240	1.75	2.03	334,350,177	1.25	0.15	1.60	3.00	4.51
VALIC Company II Strategic Bond Fund	211,398,843	1.37	1.89	725,179,636	4.57	0.15	1.60	6.66	8.22
VALIC Company II U.S. Socially Responsible Fund	160,320,277	1.89	3.04	744,005,618	1.27	0.00	1.60	14.01	15.85
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	44,740,541	1.54	1.81	120,632,035	1.78	0.65	2.10	9.20	10.79
Vanguard LifeStrategy Growth Fund Investor Shares	92,902,790	1.99	2.03	314,980,202	1.74	0.65	2.10	13.06	14.71
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	99,419,392	1.77	1.95	309,160,720	1.76	0.65	2.10	11.23	12.86
Vanguard Long-Term Investment-Grade Fund Investor Shares	58,737,892	1.86	2.65	282,341,390	3.55	0.40	1.85	13.22	14.87
Vanguard Long-Term Treasury Fund Investor Shares	55,651,072	1.73	2.42	252,386,140	1.99	0.40	1.85	16.02	17.71
Vanguard Wellington Fund Investor Shares	358,635,409	1.62	2.08	2,061,242,338	2.02	0.00	2.10	8.30	10.60
Vanguard Windsor II Fund Investor Shares	305,318,371	2.29	2.44	1,785,844,093	1.27	0.65	2.10	12.07	13.71

55

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31 2019
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Bridgeway Large Cap Growth Fund Investor Class	54,236,421	1.19	1.22	65,592,956	0.00	0.40	1.85	26.81	29.54
AST SA BlackRock Multi-Asset Income Portfolio Class 3	126,755	12.40	12.73	1,603,100	0.00	1.15	1.55	11.74	12.18
AST SA PGI Asset Allocation Portfolio Class 3	7,778	20.48	21.03	162,330	3.72	1.15	1.30	18.66	18.83
Ariel Appreciation Fund Investor Class	71,845,502	1.93	2.33	282,705,849	0.96	0.40	1.85	22.31	24.10
Ariel Fund Investor Class	92,770,396	2.00	2.23	382,104,514	0.87	0.40	1.85	22.39	24.17
FTVIP Franklin Allocation VIP Fund Class 2	29,436	14.93	15.64	439,694	0.17	1.15	1.55	18.02	18.49
FTVIP Franklin Income VIP Fund Class 2	233,941	15.92	16.89	4,008,102	6.50	1.15	1.65	14.16	14.73
Goldman Sachs VIT Government Money Market Fund Service Shares	78,636	9.82	9.96	781,077	1.92	1.15	1.55	0.31	0.71
Invesco V.I. American Franchise Fund Series II	18,066	29.33	30.94	553,458	0.00	1.15	1.55	34.33	34.87
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	232,675,521	0.56	0.64	141,193,352	0.91	0.40	1.85	2.55	4.05
Invesco V.I. Comstock Fund Series II	59,621	19.24	21.21	1,215,833	1.74	1.15	1.90	22.59	23.51
Invesco V.I. Growth and Income Fund Series II	67,847	19.21	20.65	1,382,771	1.65	1.30	1.90	22.50	23.24
Lord Abbett Growth and Income Portfolio Class VC	15,498	17.75	18.77	300,054	1.96	1.15	1.55	20.61	21.09
SST SA Allocation Balanced Portfolio Class 3	130,238	16.63	17.55	2,222,298	1.86	1.15	1.55	14.24	14.70
SST SA Allocation Growth Portfolio Class 3	242,140	18.94	20.03	4,773,276	0.01	1.15	1.55	21.60	22.09
SST SA Allocation Moderate Growth Portfolio Class 3	240,684	17.36	18.62	4,344,290	1.67	1.15	1.65	18.63	19.23
SST SA Allocation Moderate Portfolio Class 3	255,905	17.38	18.37	4,551,478	1.70	1.15	1.55	16.92	17.39
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	158,590	12.85	13.02	2,062,135	1.38	1.15	1.55	17.96	18.44
SST SA Wellington Real Return Portfolio Class 3	239,106	11.13	12.19	2,857,482	0.38	1.15	1.90	3.55	4.33
SAST SA AB Growth Portfolio Class 3	52,961	31.70	35.13	1,802,080	0.00	1.15	1.90	32.01	33.01
SAST SA AB Small & Mid Cap Value Portfolio Class 3	49,557	22.01	24.27	1,168,093	0.00	1.15	1.90	17.47	18.35
SAST SA American Funds Asset Allocation Portfolio Class 3	2,188,805	19.44	20.77	44,732,136	1.95	1.15	1.65	18.93	19.53
SAST SA American Funds Global Growth Portfolio Class 3	99,238	23.55	25.99	2,486,755	0.91	1.15	1.90	32.39	33.39
SAST SA American Funds Growth Portfolio Class 3	181,574	25.90	28.54	5,014,053	0.00	1.15	1.90	27.94	28.90
SAST SA American Funds Growth-Income Portfolio Class 3	204,012	23.20	24.77	4,897,859	0.00	1.15	1.65	23.69	24.31
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,094,908	15.02	15.56	63,190,903	0.28	1.15	1.65	16.55	17.13
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,591,951	12.05	12.29	31,712,630	0.86	1.15	1.65	13.79	14.36
SAST SA Columbia Technology Portfolio Class 3	37,853	36.42	38.38	1,427,154	0.00	1.15	1.55	52.72	53.33
SAST SA DFA Ultra Short Bond Portfolio Class 3	128,938	8.58	9.18	1,169,032	1.86	1.15	1.65	0.32	0.83
SAST SA Emerging Markets Equity Index Portfolio Class 3	2,188		9.91	21,685	0.00		1.55		16.56
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	246,195	17.83	19.69	4,723,429	5.55	1.15	1.90	12.44	13.28
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	10,944	14.63	15.03	162,907	2.53	1.30	1.55	24.03	24.34
SAST SA Fixed Income Index Portfolio Class 3	135,790	10.47	10.56	1,431,324	0.20	1.15	1.55	7.13	7.56
SAST SA Fixed Income Intermediate Index Portfolio Class 3	29,759	10.22	10.31	305,978	0.16	1.15	1.55	4.35	4.77
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	47,439	19.97	21.45	1,003,722	1.96	1.30	1.90	23.03	23.77
SAST SA Franklin Small Company Value Portfolio Class 3	24,604	19.56	21.56	511,547	0.78	1.15	1.90	23.81	24.74
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	85,765	29.16	32.08	2,675,453	2.54	1.15	1.90	22.16	23.08
SAST SA Franklin Tactical Opportunities Portfolio Class 3	34,644	11.08	11.18	386,488	2.02	1.15	1.55	16.47	16.94
SAST SA Global Index Allocation 60/40 Portfolio Class 3	97,722	10.82	10.89	1,062,585	0.00	1.15	1.55	16.06	16.52
SAST SA Global Index Allocation 75/25 Portfolio Class 3	161,157	10.83	10.90	1,752,595	0.00	1.15	1.55	18.53	19.00
SAST SA Global Index Allocation 90/10 Portfolio Class 3	495,267	10.82	10.89	5,387,380	0.00	1.15	1.55	21.11	21.59
SAST SA Goldman Sachs Global Bond Portfolio Class 3	178,347	11.90	13.12	2,285,519	0.00	1.15	1.90	4.60	5.39
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	98,344	10.84	10.94	1,072,638	3.11	1.15	1.55	16.99	17.46
SAST SA Index Allocation 60/40 Portfolio Class 3	426,910	12.09	12.23	5,213,149	0.00	1.15	1.55	17.73	18.20
SAST SA Index Allocation 80/20 Portfolio Class 3	796,622	12.59	12.74	10,117,240	0.00	1.15	1.55	21.75	22.23
SAST SA Index Allocation 90/10 Portfolio Class 3	2,672,142	12.85	13.00	34,642,920	0.00	1.15	1.55	23.60	24.10
SAST SA International Index Portfolio Class 3	19,163	10.38	10.44	199,617	0.10	1.30	1.55	18.99	19.29
SAST SA Invesco Growth Opportunities Portfolio Class 3	6,776	25.64	27.04	176,156	0.00	1.15	1.55	26.71	27.22
SAST SA Invesco Main Street Large Cap Portfolio Class 3	50,924	21.82	24.13	1,186,221	1.04	1.15	1.90	29.10	30.07
SAST SA Invesco VCP Equity-Income Portfolio Class 3	1,740,968	13.46	13.83	23,871,143	1.55	1.15	1.55	15.16	15.62
SAST SA Janus Focused Growth Portfolio Class 3	21,235	25.35	28.04	576,852	0.00	1.15	1.90	33.39	34.40
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	112,789	18.97	19.95	2,214,964	2.20	1.15	1.55	16.89	17.36
SAST SA JPMorgan Emerging Markets Portfolio Class 3	35,962	12.09	13.37	463,158	2.92	1.15	1.90	18.53	19.42
SAST SA JPMorgan Equity-Income Portfolio Class 3	62,931	22.06	24.43	1,471,036	2.38	1.15	1.90	24.45	25.39
SAST SA JPMorgan Global Equities Portfolio Class 3	1,591	15.67	16.63	26,293	0.16	1.15	1.55	17.74	18.21
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	325,865	14.00	15.51	4,893,440	2.86	1.15	1.90	6.98	7.79
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	12,526	31.15	33.26	402,493	0.00	1.15	1.65	36.97	37.66
SAST SA Large Cap Growth Index Portfolio Class 3	35,266	12.28	12.36	435,373	0.02	1.15	1.55	28.39	28.91
SAST SA Large Cap Index Portfolio Class 3	53,213	12.61	12.72	674,069	0.02	1.15	1.55	28.61	29.12
SAST SA Large Cap Value Index Portfolio Class 3	12,110	11.99	12.07	145,892	0.05	1.15	1.55	29.22	29.74
SAST SA MFS Blue Chip Growth Portfolio Class 3	40,610	24.03	26.71	1,045,384	0.42	1.15	1.90	29.39	30.36
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	57,678	24.51	27.12	1,507,785	0.68	1.15	1.90	29.03	30.00
SAST SA MFS Total Return Portfolio Class 3	70,234	18.12	19.10	1,312,029	2.42	1.15	1.55	18.21	18.68
SAST SA Mid Cap Index Portfolio Class 3	53,774	11.17	11.27	604,165	0.00	1.15	1.55	23.27	23.76
SAST SA Morgan Stanley International Equities Portfolio Class 3	72,409	11.44	12.66	882,044	2.50	1.15	1.90	17.93	18.82
SAST SA PIMCO RAE International Value Portfolio Class 3	60,833	10.43	11.50	673,040	0.09	1.15	1.90	9.79	10.62
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,998,682	13.68	14.14	28,018,623	0.00	1.15	1.65	16.82	17.40
SAST SA PineBridge High-Yield Bond Portfolio Class 3	78,265	16.05	17.85	1,356,131	8.99	1.15	1.90	12.31	13.15

56

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31 2019
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Putnam International Growth and Income Portfolio Class 3	9,441	9.80	10.24	95,700	2.01	1.30	1.65	18.07	18.48
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,466,446	12.64	12.84	18,737,065	1.43	1.15	1.55	17.09	17.56
SAST SA Small Cap Index Portfolio Class 3	42,366	10.79	10.89	459,321	0.00	1.15	1.55	22.59	23.08
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	147,229	11.68	11.78	1,731,843	1.20	1.15	1.55	22.35	22.84
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,483,361	13.57	13.84	34,203,578	1.49	1.15	1.65	20.27	20.88
SAST SA VCP Dynamic Allocation Portfolio Class 3	4,939,157	14.95	15.87	77,580,650	0.00	1.15	1.90	18.13	19.02
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,280,853	14.55	15.40	65,253,071	0.00	1.15	1.90	17.16	18.04
SAST SA VCP Index Allocation Portfolio Class 3	1,474,484	11.46	11.57	17,018,935	0.08	1.15	1.55	21.10	21.59
SAST SA Wellington Capital Appreciation Portfolio Class 3	65,939	36.21	40.21	2,573,340	0.00	1.15	1.90	28.38	29.34
SAST SA Wellington Government and Quality Bond Portfolio Class 3	274,099	12.03	13.27	3,544,138	2.42	1.15	1.90	5.04	5.83
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	108,020	12.03	12.19	1,310,975	0.00	1.15	1.55	17.05	17.52
SAST SA WellsCap Aggressive Growth Portfolio Class 3	22,068	20.80	22.12	470,819	0.00	1.15	1.55	36.80	37.34
T Rowe Price Retirement 2015 Advisor Class	10,854,083	1.27	1.31	13,841,732	2.12	0.40	1.00	15.89	16.59
T Rowe Price Retirement 2020 Advisor Class	29,266,464	1.31	1.35	38,509,988	2.08	0.40	1.00	17.86	18.57
T Rowe Price Retirement 2025 Advisor Class	33,703,359	1.35	1.39	45,529,793	2.03	0.40	1.00	19.47	20.18
T Rowe Price Retirement 2030 Advisor Class	33,984,792	1.38	1.42	46,962,385	1.89	0.40	1.00	21.01	21.74
T Rowe Price Retirement 2035 Advisor Class	24,574,806	1.40	1.44	34,509,621	1.73	0.40	1.00	22.22	22.95
T Rowe Price Retirement 2040 Advisor Class	24,778,213	1.42	1.46	35,248,410	1.61	0.40	1.00	23.13	23.87
T Rowe Price Retirement 2045 Advisor Class	18,428,906	1.43	1.47	26,407,559	1.54	0.40	1.00	23.78	24.52
T Rowe Price Retirement 2050 Advisor Class	15,419,391	1.43	1.47	22,087,120	1.50	0.40	1.00	23.85	24.60
T Rowe Price Retirement 2055 Advisor Class	7,256,580	1.43	1.47	10,389,997	1.62	0.40	1.00	23.85	24.60
T Rowe Price Retirement 2060 Advisor Class	4,805,934	1.43	1.47	6,884,423	1.60	0.40	1.00	23.77	24.52
VALIC Company I Asset Allocation Fund	17,063,207	1.50	1.81	152,036,602	1.54	0.40	1.85	13.21	14.86
VALIC Company I Blue Chip Growth Fund	256,689,601	1.87	3.16	843,507,344	0.00	0.00	1.85	27.46	29.84
VALIC Company I Capital Conservation Fund	37,622,298	1.14	1.50	150,258,164	2.53	0.40	1.85	7.57	9.14
VALIC Company I Core Equity Fund	49,830,334	2.18	2.32	254,487,982	1.17	0.40	1.85	26.18	28.02
VALIC Company I Dividend Value Fund	250,653,175	2.09	2.25	998,859,608	1.74	0.40	1.85	21.25	23.02
VALIC Company I Dynamic Allocation Fund	127,676,637	1.45	1.60	195,246,176	1.34	0.40	1.85	18.16	19.83
VALIC Company I Emerging Economies Fund	680,723,908	0.84	1.05	761,121,782	1.68	0.40	1.85	18.09	19.82
VALIC Company I Global Real Estate Fund	264,357,969	1.63	1.85	461,704,005	3.53	0.40	1.85	22.22	24.01
VALIC Company I Global Strategy Fund	154,123,488	1.37	1.63	324,039,700	2.34	0.40	1.85	7.89	9.46
VALIC Company I Government Money Market I Fund	149,254,389	0.88	1.02	294,755,564	1.81	0.40	1.85	-0.19	1.27
VALIC Company I Government Securities Fund	27,421,737	1.09	1.38	102,656,838	2.28	0.40	1.85	4.55	6.07
VALIC Company I Growth Fund	473,995,472	2.53	2.73	1,386,020,941	0.38	0.40	1.85	29.46	31.35
VALIC Company I Health Sciences Fund	125,570,637	4.10	4.91	821,412,149	0.00	0.40	1.85	26.48	28.33
VALIC Company I Inflation Protected Fund	436,272,703	1.08	1.12	609,656,940	1.65	0.00	1.85	6.67	8.66
VALIC Company I International Equities Index Fund	508,291,382	1.06	1.26	1,171,220,482	3.13	0.40	1.85	19.07	20.81
VALIC Company I International Government Bond Fund	34,050,414	1.05	1.42	111,778,746	1.64	0.40	1.85	6.75	8.31
VALIC Company I International Growth Fund	119,937,045	1.50	1.61	477,189,141	0.66	0.40	1.85	30.21	32.11
VALIC Company I International Socially Responsible Fund	49,476,454	1.82	1.96	389,059,564	1.83	0.40	1.85	23.67	25.48
VALIC Company I International Value Fund	473,244,377	1.03	1.13	664,065,620	2.97	0.00	1.85	14.29	16.42
VALIC Company I Large Cap Core Fund	46,117,162	2.52	2.92	156,215,912	0.93	0.40	1.85	30.15	32.05
VALIC Company I Large Capital Growth Fund	167,843,700	2.52	2.56	523,947,434	0.57	0.40	1.85	37.39	39.40
VALIC Company I Mid Cap Index Fund	138,158,296	2.16	2.53	3,306,910,919	1.36	0.40	1.85	23.41	25.21
VALIC Company I Mid Cap Strategic Growth Fund	92,728,090	2.18	2.27	310,849,990	0.01	0.40	1.85	35.21	37.18
VALIC Company I Nasdaq-100 Index Fund	224,185,309	3.53	3.97	525,497,310	0.40	0.40	1.85	36.12	38.11
VALIC Company I Science & Technology Fund	151,321,215	3.27	3.72	1,461,021,893	0.00	0.40	1.85	36.91	38.91
VALIC Company I Small Cap Aggressive Growth Fund	47,022,685	2.60	3.15	172,542,769	0.00	0.40	1.85	36.06	38.04
VALIC Company I Small Cap Fund	45,798,527	2.14	2.42	302,462,210	0.47	0.40	1.85	27.06	28.91
VALIC Company I Small Cap Index Fund	132,602,546	2.01	2.23	1,068,664,273	1.17	0.40	1.85	22.85	24.65
VALIC Company I Small Cap Special Values Fund	93,293,434	2.10	2.24	221,428,735	1.35	0.40	1.85	26.33	28.18
VALIC Company I Small Mid Growth Fund	49,449,062	2.25	2.46	127,438,795	0.00	0.40	1.85	35.39	37.37
VALIC Company I Stock Index Fund	357,451,782	2.55	122.62	4,761,735,529	1.59	0.33	1.85	28.69	30.66
VALIC Company I Systematic Core Fund	22,687,108	2.14	2.30	125,410,214	0.91	0.40	1.85	28.24	30.11
VALIC Company I Systematic Value Fund	18,994,803	2.10	2.12	45,589,977	1.39	0.40	1.85	21.52	23.29
VALIC Company I Value Fund	29,361,473	1.92	2.05	82,267,290	1.37	0.40	1.85	25.11	26.94
VALIC Company II Aggressive Growth Lifestyle Fund	161,797,511	1.79	1.93	611,963,138	1.96	0.15	1.60	21.09	22.86
VALIC Company II Capital Appreciation Fund	16,287,052	2.39	2.55	44,535,835	0.24	0.15	1.60	25.65	27.48
VALIC Company II Conservative Growth Lifestyle Fund	106,296,074	1.44	1.79	343,150,310	2.82	0.15	1.60	14.70	16.37
VALIC Company II Core Bond Fund	592,998,639	1.15	1.19	1,314,426,676	2.52	0.00	1.60	8.67	10.42
VALIC Company II Government Money Market II Fund	93,350,480	0.89	1.05	115,849,280	1.62	0.15	1.60	0.02	1.48
VALIC Company II High Yield Bond Fund	159,313,150	1.45	1.82	499,848,271	5.35	0.15	1.60	13.15	14.80
VALIC Company II International Opportunities Fund	186,737,772	1.36	1.52	578,594,427	0.98	0.15	1.60	23.74	25.55
VALIC Company II Large Cap Value Fund	47,788,470	1.88	2.17	186,713,151	1.25	0.15	1.60	24.96	26.79
VALIC Company II Mid Cap Growth Fund	73,336,174	2.05	2.08	226,823,205	0.00	0.15	1.60	30.50	32.40
VALIC Company II Mid Cap Value Fund	106,331,804	1.96	2.12	751,136,308	0.53	0.15	1.60	28.08	29.95
VALIC Company II Moderate Growth Lifestyle Fund	272,037,544	1.66	1.95	1,017,612,216	2.08	0.15	1.60	18.68	20.41

57

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31 2019
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company II Small Cap Growth Fund	35,238,378	2.72	2.96	179,640,143	0.00	0.15	1.60	35.51	37.49
VALIC Company II Small Cap Value Fund	73,282,087	1.70	1.94	323,878,033	1.52	0.15	1.60	17.31	19.02
VALIC Company II Strategic Bond Fund	209,755,874	1.29	1.74	665,991,927	3.76	0.15	1.60	9.59	11.19
VALIC Company II U.S. Socially Responsible Fund	185,821,391	1.63	2.67	749,741,882	1.47	0.00	1.60	29.60	31.69
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	43,157,078	1.41	1.63	105,758,963	2.71	0.65	2.10	13.28	14.93
Vanguard LifeStrategy Growth Fund Investor Shares	93,285,134	1.76	1.77	277,459,358	2.50	0.65	2.10	20.57	22.33
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	99,358,657	1.59	1.73	275,243,880	2.61	0.65	2.10	16.89	18.59
Vanguard Long-Term Investment-Grade Fund Investor Shares	81,725,783	1.65	2.31	343,172,621	4.10	0.40	1.85	18.20	19.94
Vanguard Long-Term Treasury Fund Investor Shares	54,380,180	1.49	2.05	211,010,282	2.66	0.40	1.85	12.04	13.68
Vanguard Wellington Fund Investor Shares	378,315,651	1.47	1.92	2,016,437,580	2.67	0.00	2.10	19.96	22.51
Vanguard Windsor II Fund Investor Shares	333,368,130	2.01	2.18	1,729,153,856	2.15	0.65	2.10	26.35	28.19

	December 31, 2018				For the Year Ended December 31 2018
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Bridgeway Large Cap Growth Fund Investor Class	60,869,212		0.94	57,241,745	0.09	0.40	1.85	-7.71	-6.96
AST SA BlackRock Multi-Asset Income Portfolio Class 3	84,845	11.10	11.35	958,252	6.57	1.15	1.55	-5.48	-5.10
AST SA PGI Asset Allocation Portfolio Class 3	2,397	17.26	17.70	41,659	2.68	1.15	1.30	-6.00	-5.86
Ariel Appreciation Fund Investor Class	80,852,269	1.58	1.88	256,887,178	0.89	0.40	1.85	-15.58	-14.34
Ariel Fund Investor Class	104,627,173	1.64	1.80	350,016,041	0.93	0.40	1.85	-15.26	-14.02
FTVIP Franklin Allocation VIP Fund Class 2	731	12.98	13.20	9,518	1.98	1.15	1.30	-10.82	-10.69
FTVIP Franklin Income VIP Fund Class 2	53,392	13.94	14.72	876,990	5.35	1.15	1.65	-5.88	-5.40
Goldman Sachs VIT Government Money Market Fund Service Shares	30,319	9.79	9.89	298,497	2.24	1.15	1.55	-0.09	0.32
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	234,224,055	0.55	0.61	137,365,267	0.22	0.40	1.85	-13.58	-12.31
Invesco V.I. Comstock Fund Series II	60,912	15.70	17.17	1,008,813	1.53	1.15	1.90	-14.03	-13.37
Invesco V.I. Growth and Income Fund Series II	72,603	15.68	16.76	1,202,823	1.94	1.30	1.90	-15.23	-14.71
Lord Abbett Growth and Income Portfolio Class VC	11,248	14.72	15.50	184,486	1.80	1.15	1.55	-9.57	-9.20
SST SA Allocation Balanced Portfolio Class 3	95,373	14.55	15.30	1,408,234	5.50	1.15	1.55	-5.43	-5.05
SST SA Allocation Growth Portfolio Class 3	187,555	15.58	16.41	3,023,874	4.92	1.15	1.55	-8.63	-8.27
SST SA Allocation Moderate Growth Portfolio Class 3	167,186	14.63	15.62	2,524,310	5.81	1.15	1.65	-7.48	-7.01
SST SA Allocation Moderate Portfolio Class 3	197,036	14.86	15.65	2,994,037	4.90	1.15	1.55	-6.43	-6.05
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	111,204	10.89	10.99	1,221,197	2.61	1.15	1.55	-10.18	-9.81
SST SA Wellington Real Return Portfolio Class 3	140,655	10.75	11.68	1,604,289	4.03	1.15	1.90	-2.09	-1.35
SAST SA AB Growth Portfolio Class 3	49,051	24.01	26.41	1,253,539	0.00	1.15	1.90	0.13	0.88
SAST SA AB Small & Mid Cap Value Portfolio Class 3	37,544	18.74	20.51	745,809	0.40	1.15	1.90	-16.93	-16.30
SAST SA American Funds Asset Allocation Portfolio Class 3	1,443,527	16.35	17.38	24,717,992	3.42	1.15	1.65	-6.44	-5.97
SAST SA American Funds Global Growth Portfolio Class 3	85,656	17.79	19.48	1,612,180	1.49	1.15	1.90	-10.99	-10.32
SAST SA American Funds Growth Portfolio Class 3	98,686	20.24	22.14	2,108,423	1.30	1.15	1.90	-2.40	-1.67
SAST SA American Funds Growth-Income Portfolio Class 3	162,174	18.75	19.93	3,138,200	3.23	1.15	1.65	-3.66	-3.18
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	3,491,629	12.88	13.29	46,027,384	1.78	1.15	1.65	-6.69	-6.22
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,288,575	10.59	10.75	24,504,957	1.20	1.15	1.65	-7.30	-6.84
SAST SA Columbia Technology Portfolio Class 3	16,285	23.85	25.03	397,262	0.00	1.15	1.55	-9.76	-9.40
SAST SA DFA Ultra Short Bond Portfolio Class 3	89,646	8.55	9.10	806,132	1.06	1.15	1.65	-0.43	0.07
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	181,803	15.86	17.38	3,078,379	4.15	1.15	1.90	-4.90	-4.18
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	7,210	11.79	12.09	86,373	2.31	1.30	1.55	-8.19	-7.96
SAST SA Fixed Income Index Portfolio Class 3	66,202	9.80	9.82	649,206	5.63	1.15	1.30	-2.16	-2.02
SAST SA Fixed Income Intermediate Index Portfolio Class 3	19,301	9.82	9.84	189,717	2.07	1.15	1.30	-0.97	-0.83
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	46,645	16.23	17.33	798,527	1.51	1.30	1.90	-10.58	-10.04
SAST SA Franklin Small Company Value Portfolio Class 3	21,772	15.80	17.28	363,633	0.86	1.15	1.90	-14.65	-14.01
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	78,312	23.87	26.06	1,987,793	2.36	1.15	1.90	-2.44	-1.70
SAST SA Franklin Tactical Opportunities Portfolio Class 3	11,891	9.51	9.56	113,623	1.88	1.15	1.55	-7.42	-7.04
SAST SA Global Index Allocation 60/40 Portfolio Class 3	15,315	9.32	9.35	142,933	2.77	1.15	1.55	-6.78	-6.53
SAST SA Global Index Allocation 75/25 Portfolio Class 3	42,213	9.14	9.16	386,354	2.74	1.15	1.55	-8.65	-8.40
SAST SA Global Index Allocation 90/10 Portfolio Class 3	93,570	8.93	8.96	837,909	2.65	1.15	1.55	-10.66	-10.42
SAST SA Goldman Sachs Global Bond Portfolio Class 3	137,340	11.38	12.44	1,668,747	4.09	1.15	1.90	-4.56	-3.83
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	14,683	9.27	9.31	136,695	1.66	1.15	1.55	-9.94	-9.58
SAST SA Index Allocation 60/40 Portfolio Class 3	190,847	10.27	10.35	1,972,231	4.86	1.15	1.55	-6.35	-5.97
SAST SA Index Allocation 80/20 Portfolio Class 3	554,493	10.34	10.42	5,768,462	4.81	1.15	1.55	-8.21	-7.84
SAST SA Index Allocation 90/10 Portfolio Class 3	2,173,097	10.39	10.47	22,722,729	4.94	1.15	1.55	-9.12	-8.75
SAST SA International Index Portfolio Class 3	10,230	8.73	8.75	89,535	3.58	1.30	1.55	-15.59	-15.37
SAST SA Invesco Growth Opportunities Portfolio Class 3	6,039	20.24	21.25	123,918	0.00	1.15	1.55	-6.48	-6.11
SAST SA Invesco Main Street Large Cap Portfolio Class 3	52,694	16.91	18.55	946,281	0.91	1.15	1.90	-9.86	-9.18
SAST SA Invesco VCP Equity-Income Portfolio Class 3	1,594,555	11.69	11.96	18,930,708	2.82	1.15	1.55	-11.56	-11.20
SAST SA Janus Focused Growth Portfolio Class 3	17,461	19.00	20.87	351,431	0.00	1.15	1.90	-0.87	-0.12

58

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31 2018
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	94,608	16.23	17.00	1,588,947	1.68	1.15	1.55	-9.39	-9.02
SAST SA JPMorgan Emerging Markets Portfolio Class 3	33,321	10.20	11.20	360,497	2.56	1.15	1.90	-21.09	-20.50
SAST SA JPMorgan Equity-Income Portfolio Class 3	68,443	17.73	19.48	1,280,047	1.99	1.15	1.90	-6.49	-5.78
SAST SA JPMorgan Global Equities Portfolio Class 3	3,244	13.31	13.66	43,291	2.89	1.30	1.55	-12.68	-12.46
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	274,751	13.09	14.39	3,831,021	2.45	1.15	1.90	-2.58	-1.84
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	9,913	22.74	24.16	230,844	0.00	1.15	1.65	-6.68	-6.21
SAST SA Large Cap Growth Index Portfolio Class 3	653		9.57	6,250	0.00		1.55		-4.34
SAST SA Large Cap Index Portfolio Class 3	12,567	9.80	9.84	123,447	5.61	1.30	1.55	-6.45	-6.22
SAST SA Large Cap Value Index Portfolio Class 3	717		9.29	6,659	1.40		1.30		-7.09
SAST SA MFS Blue Chip Growth Portfolio Class 3	32,938	18.57	20.49	649,578	0.16	1.15	1.90	-7.27	-6.57
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	61,293	19.00	20.87	1,236,852	0.59	1.15	1.90	-7.43	-6.72
SAST SA MFS Total Return Portfolio Class 3	54,826	15.32	16.09	867,015	2.19	1.15	1.55	-7.45	-7.07
SAST SA Mid Cap Index Portfolio Class 3	19,785	9.06	9.09	179,828	1.31	1.30	1.55	-13.22	-13.00
SAST SA Morgan Stanley International Equities Portfolio Class 3	66,183	9.70	10.39	679,245	1.08	1.30	1.90	-15.76	-15.25
SAST SA PIMCO RAE International Value Portfolio Class 3	55,686	9.50	10.40	559,006	4.99	1.15	1.90	-17.94	-17.32
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,901,937	11.71	12.05	22,730,769	3.10	1.15	1.65	-8.70	-8.24
SAST SA PineBridge High-Yield Bond Portfolio Class 3	46,106	14.29	15.77	702,275	7.44	1.15	1.90	-5.87	-5.16
SAST SA Putnam International Growth and Income Portfolio Class 3	11,624	8.30	8.64	99,729	2.75	1.30	1.65	-19.17	-18.89
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,378,326	10.79	10.92	14,995,909	2.28	1.15	1.55	-10.43	-10.06
SAST SA Small Cap Index Portfolio Class 3	20,974	8.80	8.83	185,063	0.97	1.30	1.55	-13.25	-13.03
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	65,641	9.57	9.59	629,258	1.40	1.15	1.30	-6.96	-6.81
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,194,174	11.28	11.45	25,024,929	2.81	1.15	1.65	-8.63	-8.17
SAST SA VCP Dynamic Allocation Portfolio Class 3	4,775,221	12.66	13.34	63,086,048	4.04	1.15	1.90	-8.59	-7.89
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,165,149	12.42	13.05	53,850,121	4.23	1.15	1.90	-8.94	-8.25
SAST SA VCP Index Allocation Portfolio Class 3	815,049	9.47	9.51	7,745,940	4.93	1.15	1.55	-8.86	-8.49
SAST SA Wellington Capital Appreciation Portfolio Class 3	42,219	28.21	31.09	1,267,646	0.00	1.15	1.90	-2.86	-2.13
SAST SA Wellington Government and Quality Bond Portfolio Class 3	217,264	11.46	12.54	2,654,685	2.02	1.15	1.90	-2.10	-1.35
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	57,254	10.28	10.37	593,223	1.95	1.15	1.55	-9.23	-8.87
SAST SA WellsCap Aggressive Growth Portfolio Class 3	14,942	15.21	16.11	230,325	0.00	1.15	1.55	-8.46	-8.09
T Rowe Price Retirement 2015 Advisor Class	9,280,225	1.10	1.13	10,207,156	2.19	0.40	1.00	-5.34	-4.77
T Rowe Price Retirement 2020 Advisor Class	25,200,911	1.12	1.14	28,121,762	2.07	0.40	1.00	-6.15	-5.58
T Rowe Price Retirement 2025 Advisor Class	26,008,930	1.13	1.16	29,395,881	2.01	0.40	1.00	-6.77	-6.20
T Rowe Price Retirement 2030 Advisor Class	25,988,743	1.14	1.17	29,664,948	1.76	0.40	1.00	-7.47	-6.91
T Rowe Price Retirement 2035 Advisor Class	20,055,154	1.15	1.18	23,032,564	1.53	0.40	1.00	-8.10	-7.55
T Rowe Price Retirement 2040 Advisor Class	19,993,530	1.15	1.18	23,088,440	1.41	0.40	1.00	-8.42	-7.87
T Rowe Price Retirement 2045 Advisor Class	13,405,587	1.15	1.18	15,509,429	1.36	0.40	1.00	-8.70	-8.15
T Rowe Price Retirement 2050 Advisor Class	11,694,837	1.15	1.18	13,517,528	1.36	0.40	1.00	-8.76	-8.21
T Rowe Price Retirement 2055 Advisor Class	5,005,564	1.15	1.18	5,783,592	1.31	0.40	1.00	-8.79	-8.23
T Rowe Price Retirement 2060 Advisor Class	2,949,718	1.15	1.18	3,410,133	1.31	0.40	1.00	-8.77	-8.22
VALIC Company I Asset Allocation Fund	18,369,939	1.33	1.57	143,374,206	1.64	0.40	1.85	-10.70	-9.38
VALIC Company I Blue Chip Growth Fund	265,270,445	1.44	2.48	680,266,252	0.06	0.00	1.85	0.09	1.97
VALIC Company I Capital Conservation Fund	41,178,080	1.06	1.37	151,892,365	2.04	0.40	1.85	-2.93	-1.50
VALIC Company I Core Equity Fund	53,956,824	1.70	1.84	219,365,992	1.16	0.40	1.85	-8.47	-7.13
VALIC Company I Dividend Value Fund	220,684,362	1.70	1.86	711,029,184	1.91	0.40	1.85	-10.67	-9.35
VALIC Company I Dynamic Allocation Fund	162,080,959	1.22	1.34	208,197,000	1.36	0.40	1.85	-8.64	-7.30
VALIC Company I Emerging Economies Fund	676,229,784	0.70	0.89	633,817,185	1.58	0.40	1.85	-20.82	-19.65
VALIC Company I Global Real Estate Fund	225,115,274	1.33	1.49	317,471,945	3.81	0.40	1.85	-7.75	-6.40
VALIC Company I Global Strategy Fund	171,661,237	1.27	1.49	331,626,256	0.00	0.40	1.85	-9.98	-8.66
VALIC Company I Government Money Market I Fund	165,491,511	0.88	1.00	326,741,596	1.28	0.40	1.85	-0.55	0.91
VALIC Company I Government Securities Fund	29,661,020	1.04	1.30	101,875,427	2.69	0.40	1.85	-1.34	0.11
VALIC Company I Growth Fund	506,233,283	1.96	2.08	1,130,204,874	0.58	0.40	1.85	-4.56	-3.16
VALIC Company I Health Sciences Fund	137,982,912	3.24	3.82	706,850,292	0.00	0.40	1.85	-0.90	0.56
VALIC Company I Inflation Protected Fund	459,866,794	1.01	1.03	595,375,939	1.70	0.00	1.85	-4.03	-2.22
VALIC Company I International Equities Index Fund	478,200,717	0.87	1.06	911,617,487	2.19	0.40	1.85	-15.33	-14.09
VALIC Company I International Government Bond Fund	41,596,081	0.98	1.31	124,581,902	1.05	0.40	1.85	-4.90	-3.50
VALIC Company I International Growth Fund	128,742,665	1.14	1.24	391,328,381	1.36	0.40	1.85	-9.81	-8.49
VALIC Company I International Socially Responsible Fund	52,724,451	1.45	1.58	334,161,388	1.83	0.40	1.85	-10.14	-8.82
VALIC Company I International Value Fund	507,208,049	0.89	0.99	618,032,802	2.10	0.00	1.85	-19.33	-17.81
VALIC Company I Large Cap Core Fund	50,661,879	1.94	2.21	130,684,233	1.08	0.40	1.85	-10.43	-9.11
VALIC Company I Large Capital Growth Fund	177,173,043	1.83	1.84	399,163,790	0.62	0.40	1.85	-1.14	0.31
VALIC Company I Mid Cap Index Fund	144,874,750	1.75	2.02	2,818,657,192	1.15	0.40	1.85	-13.07	-11.79
VALIC Company I Mid Cap Strategic Growth Fund	97,574,698	1.61	1.66	239,948,647	0.09	0.40	1.85	-6.48	-5.11
VALIC Company I Nasdaq-100 Index Fund	230,853,988	2.60	2.87	393,926,607	0.53	0.40	1.85	-2.46	-1.03
VALIC Company I Science & Technology Fund	162,973,839	2.39	2.68	1,141,701,306	0.00	0.40	1.85	-3.30	-1.88
VALIC Company I Small Cap Aggressive Growth Fund	49,862,408	1.91	2.28	133,397,123	0.00	0.40	1.85	-10.05	-8.72

59

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31 2018
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Small Cap Fund	50,949,880	1.68	1.87	262,683,184	0.28	0.40	1.85	-9.48	-8.15
VALIC Company I Small Cap Index Fund	154,248,615	1.64	1.79	1,010,809,213	1.03	0.40	1.85	-12.86	-11.58
VALIC Company I Small Cap Special Values Fund	103,110,708	1.67	1.75	191,951,271	1.32	0.40	1.85	-15.26	-14.02
VALIC Company I Small Mid Growth Fund	53,515,518	1.66	1.79	100,972,252	0.00	0.40	1.85	-7.04	-5.68
VALIC Company I Stock Index Fund	399,373,399	1.98	93.84	4,113,334,178	1.71	0.33	1.85	-6.47	-5.03
VALIC Company I Systematic Core Fund	24,676,192	1.64	1.79	105,507,598	0.97	0.40	1.85	-7.52	-6.17
VALIC Company I Systematic Value Fund	21,004,389		1.72	41,119,804	1.74	0.40	1.85	-13.04	-11.76
VALIC Company I Value Fund	32,021,641	1.51	1.64	71,085,760	1.65	0.40	1.85	-11.54	-10.24
VALIC Company II Aggressive Growth Lifestyle Fund	170,804,741	1.47	1.57	528,906,779	1.43	0.15	1.60	-10.06	-8.73
VALIC Company II Capital Appreciation Fund	19,162,320	1.88	2.03	41,217,310	0.45	0.15	1.60	-0.58	0.88
VALIC Company II Conservative Growth Lifestyle Fund	109,128,260	1.26	1.54	304,391,472	2.36	0.15	1.60	-7.55	-6.20
VALIC Company II Core Bond Fund	625,807,737	1.04	1.10	1,259,956,150	2.24	0.00	1.60	-3.60	-2.04
VALIC Company II Government Money Market II Fund	95,047,022	0.89	1.03	116,835,546	1.29	0.15	1.60	-0.34	1.12
VALIC Company II High Yield Bond Fund	159,619,662	1.28	1.58	437,180,562	5.60	0.15	1.60	-4.77	-3.38
VALIC Company II International Opportunities Fund	201,525,007	1.08	1.23	500,316,490	0.90	0.15	1.60	-18.82	-17.62
VALIC Company II Large Cap Value Fund	49,226,087	1.49	1.74	156,170,477	1.24	0.15	1.60	-11.56	-10.26
VALIC Company II Mid Cap Growth Fund	75,450,644		1.57	176,632,948	0.12	0.15	1.60	-8.89	-7.55
VALIC Company II Mid Cap Value Fund	113,038,656	1.53	1.63	617,783,072	0.46	0.15	1.60	-16.38	-15.15
VALIC Company II Moderate Growth Lifestyle Fund	273,159,524	1.40	1.62	853,639,488	1.63	0.15	1.60	-8.48	-7.14
VALIC Company II Small Cap Growth Fund	38,452,313	2.01	2.15	143,333,664	0.00	0.15	1.60	-6.18	-4.80
VALIC Company II Small Cap Value Fund	86,223,508	1.45	1.63	323,563,038	0.87	0.15	1.60	-16.92	-15.70
VALIC Company II Strategic Bond Fund	211,254,188	1.18	1.57	604,319,072	3.59	0.15	1.60	-5.08	-3.68
VALIC Company II U.S. Socially Responsible Fund	205,040,616	1.24	2.06	627,053,917	1.69	0.00	1.60	-6.72	-5.20
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	41,125,525	1.25	1.42	88,193,095	2.60	0.65	2.10	-4.98	-3.59
Vanguard LifeStrategy Growth Fund Investor Shares	94,046,683	1.45	1.46	230,105,943	2.37	0.65	2.10	-8.85	-7.51
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	99,419,127	1.36	1.46	233,716,151	2.48	0.65	2.10	-6.90	-5.53
Vanguard Long-Term Investment-Grade Fund Investor Shares	60,322,265	1.39	1.92	213,663,752	4.19	0.40	1.85	-7.68	-6.32
Vanguard Long-Term Treasury Fund Investor Shares	56,477,321	1.33	1.81	193,883,284	2.75	0.40	1.85	-3.71	-2.29
Vanguard Wellington Fund Investor Shares	400,037,303	1.20	1.60	1,769,540,521	2.71	0.00	2.10	-5.44	-3.42
Vanguard Windsor II Fund Investor Shares	361,271,823	1.57	1.73	1,473,470,129	2.18	0.65	2.10	-10.49	-9.18

	December 31, 2017				For the Year Ended December 31 2017
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Bridgeway Large Cap Growth Fund Investor Class	65,555,598		1.01	66,441,706	0.00	0.40	1.85	1.33	1.38
AST SA BlackRock Multi-Asset Income Portfolio Class 3	38,503	11.74	11.96	457,385	3.02	1.15	1.55	4.52	19.61
AST SA PGI Asset Allocation Portfolio Class 3	1,804		18.36	33,128	2.38		1.30		12.01
Ariel Appreciation Fund Investor Class	98,592,900	1.87	2.20	371,011,142	0.76	0.40	1.85	13.00	14.64
Ariel Fund Investor Class	113,721,677	1.93	2.09	446,661,921	0.68	0.40	1.85	13.77	15.42
FTVIP Franklin Allocation VIP Fund Class 2	283		14.55	4,124	2.62		1.30		10.54
FTVIP Franklin Income VIP Fund Class 2	52,202	14.81	15.34	739,389	4.10	1.30	1.65	8.26	10.69
Goldman Sachs VIT Government Money Market Fund Service Shares	25,497	9.80	9.86	250,713	0.79	1.15	1.55	-1.37	-1.03
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	301,492,189	0.64	0.70	202,795,328	0.03	0.40	1.85	2.97	4.47
Invesco V.I. Comstock Fund Series II	59,903	18.26	19.39	1,148,183	2.04	1.30	1.90	15.37	16.06
Invesco V.I. Growth and Income Fund Series II	67,621	18.50	19.65	1,314,135	1.36	1.30	1.90	11.90	12.57
Lord Abbett Growth and Income Portfolio Class VC	8,155	16.28	16.63	124,750	1.46	1.30	1.55	15.06	15.41
SST SA Allocation Balanced Portfolio Class 3	66,966	15.39	16.11	1,048,256	2.14	1.15	1.55	3.00	8.83
SST SA Allocation Growth Portfolio Class 3	86,388	17.05	17.88	1,502,872	1.24	1.15	1.55	6.88	16.02
SST SA Allocation Moderate Growth Portfolio Class 3	88,920	15.81	16.80	1,439,760	1.66	1.15	1.65	6.06	13.27
SST SA Allocation Moderate Portfolio Class 3	136,804	15.88	16.66	2,211,165	2.00	1.15	1.55	5.07	11.55
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	41,090	12.13	12.19	500,336	1.48	1.15	1.55	17.65	18.12
SST SA Wellington Real Return Portfolio Class 3	102,432	10.98	11.84	1,180,311	2.81	1.15	1.90	0.02	18.42
SAST SA AB Growth Portfolio Class 3	13,868	24.72	25.65	355,077	0.00	1.30	1.65	29.52	29.97
SAST SA AB Small & Mid Cap Value Portfolio Class 3	25,769	22.56	24.50	613,193	0.12	1.15	1.90	4.05	10.68
SAST SA American Funds Asset Allocation Portfolio Class 3	653,413	17.48	31.76	11,879,037	0.91	1.15	1.65	7.76	14.00
SAST SA American Funds Global Growth Portfolio Class 3	44,254	19.98	21.73	933,189	0.99	1.15	1.90	4.83	28.64
SAST SA American Funds Growth Portfolio Class 3	42,455	20.74	22.51	928,454	0.44	1.15	1.90	2.26	25.54
SAST SA American Funds Growth-Income Portfolio Class 3	86,728	19.47	20.58	1,738,836	1.70	1.15	1.65	3.08	20.04
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	2,576,285	13.81	14.17	36,220,476	0.82	1.15	1.65	5.54	12.59
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	1,843,729	11.43	11.54	21,210,431	0.01	1.15	1.65	10.21	10.76
SAST SA Columbia Technology Portfolio Class 3	7,031	27.02	27.63	190,104	0.00	1.15	1.30	-3.88	33.11

60

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2017				For the Year Ended December 31 2017
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA DFA Ultra Short Bond Portfolio Class 3	56,923	8.59	9.10	505,905	0.03	1.15	1.65	-9.04	-1.18
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	176,949	16.11	18.13	3,117,512	4.51	1.15	1.90	1.06	6.05
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	7,236	12.85	13.13	94,373	2.68	1.30	1.55	3.51	3.77
SAST SA Fixed Income Index Portfolio Class 3	4,255		10.02	42,630	0.00	1.15	1.30	0.16	0.20
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	44,911	18.15	19.26	855,318	1.58	1.30	1.90	18.02	18.72
SAST SA Franklin Small Company Value Portfolio Class 3	16,956	18.51	20.10	330,857	0.39	1.15	1.90	1.81	7.49
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	74,886	24.47	26.08	1,938,614	2.25	1.30	1.90	16.30	17.00
SAST SA Franklin Tactical Opportunities Portfolio Class 3	2,755		10.29	28,331	0.14		1.15		2.85
SAST SA Goldman Sachs Global Bond Portfolio Class 3	123,240	12.02	12.94	1,552,906	2.98	1.15	1.90	3.21	29.41
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,461		10.30	15,048	0.00		1.15		2.99
SAST SA Index Allocation 60/40 Portfolio Class 3	39,466	10.97	11.01	433,934	0.45	1.15	1.55	9.67	10.06
SAST SA Index Allocation 80/20 Portfolio Class 3	142,179	11.27	11.31	1,606,337	0.97	1.15	1.55	12.69	13.09
SAST SA Index Allocation 90/10 Portfolio Class 3	563,893	11.44	11.48	6,466,080	1.02	1.15	1.55	14.37	14.78
SAST SA International Index Portfolio Class 3	880		10.34	9,104	0.00		1.30		3.44
SAST SA Invesco Growth Opportunities Portfolio Class 3	2,940	22.12	22.63	65,349	0.00	1.15	1.30	3.18	22.94
SAST SA Invesco Main Street Large Cap Portfolio Class 3	53,832	18.75	20.42	1,066,784	0.85	1.15	1.90	3.45	14.39
SAST SA Invesco VCP Equity-Income Portfolio Class 3	1,291,189	13.22	13.47	17,272,557	0.98	1.15	1.55	8.30	34.68
SAST SA Janus Focused Growth Portfolio Class 3	17,257	19.17	20.43	348,761	0.00	1.30	1.90	27.39	28.16
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	59,487	17.91	18.69	1,092,156	1.50	1.15	1.55	2.94	12.52
SAST SA JPMorgan Emerging Markets Portfolio Class 3	20,297	12.93	13.77	277,098	1.88	1.30	1.90	39.26	40.10
SAST SA JPMorgan Equity-Income Portfolio Class 3	67,111	18.96	20.68	1,335,206	2.04	1.15	1.90	6.77	15.78
SAST SA JPMorgan Global Equities Portfolio Class 3	319		15.61	4,978	2.18		1.30		22.43
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	240,116	13.36	14.66	3,404,288	2.39	1.15	1.90	0.51	2.27
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,478	24.37	25.76	160,286	0.00	1.15	1.65	2.07	27.21
SAST SA Large Cap Index Portfolio Class 3	347		10.49	3,642	0.00		1.30		4.87
SAST SA MFS Blue Chip Growth Portfolio Class 3	32,737	20.03	21.93	693,096	0.49	1.15	1.90	7.08	24.34
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	59,144	20.52	21.93	1,281,620	0.84	1.30	1.90	20.80	21.52
SAST SA MFS Total Return Portfolio Class 3	41,469	16.92	17.32	703,882	2.65	1.15	1.30	4.92	10.50
SAST SA Mid Cap Index Portfolio Class 3	2,178		10.45	22,760	0.00		1.30		4.50
SAST SA Morgan Stanley International Equities Portfolio Class 3	58,849	11.52	12.26	714,257	1.00	1.30	1.90	22.40	23.13
SAST SA PIMCO RAE International Value Portfolio Class 3	44,335	11.58	12.57	539,649	2.68	1.15	1.90	19.18	25.74
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,633,718	12.83	13.13	21,292,596	0.19	1.15	1.65	14.29	31.28
SAST SA PineBridge High-Yield Bond Portfolio Class 3	39,223	15.18	16.63	630,137	7.36	1.15	1.90	-0.07	10.84
SAST SA Putnam International Growth and Income Portfolio Class 3	12,185	10.27	10.65	128,806	1.35	1.30	1.65	22.16	22.58
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,099,143	12.05	12.14	13,307,811	0.00	1.15	1.55	11.36	11.80
SAST SA Small Cap Index Portfolio Class 3	717		10.15	7,283	0.00		1.30		1.53
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	2,485		10.29	25,568	0.26		1.30		2.88
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	1,632,204	12.34	12.46	20,286,212	0.04	1.15	1.65	16.96	17.55
SAST SA VCP Dynamic Allocation Portfolio Class 3	4,224,848	13.85	14.48	60,636,054	1.17	1.15	1.90	10.94	17.70
SAST SA VCP Dynamic Strategy Portfolio Class 3	3,596,318	13.64	14.22	50,719,252	1.14	1.15	1.90	8.32	27.28
SAST SA VCP Index Allocation Portfolio Class 3	31,649		10.39	328,875	0.32	1.15	1.30	3.91	3.95
SAST SA Wellington Capital Appreciation Portfolio Class 3	36,697	29.04	31.04	1,128,049	0.00	1.30	1.90	29.96	30.74
SAST SA Wellington Government and Quality Bond Portfolio Class 3	177,337	11.46	12.71	2,195,706	1.53	1.15	1.90	-0.01	27.13
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	14,929	11.32	11.38	169,675	0.12	1.15	1.55	14.28	14.74
SAST SA WellsCap Aggressive Growth Portfolio Class 3	5,754	16.61	17.53	96,543	0.00	1.15	1.55	8.32	27.28
T Rowe Price Retirement 2015 Advisor Class	6,941,929	1.16	1.18	8,061,513	1.80	0.40	1.00	11.99	12.66
T Rowe Price Retirement 2020 Advisor Class	18,329,571	1.19	1.21	21,791,463	1.86	0.40	1.00	14.35	15.04
T Rowe Price Retirement 2025 Advisor Class	16,182,459	1.21	1.23	19,613,699	1.75	0.40	1.00	16.21	16.91
T Rowe Price Retirement 2030 Advisor Class	18,009,073	1.23	1.25	22,212,775	1.66	0.40	1.00	17.97	18.68
T Rowe Price Retirement 2035 Advisor Class	14,111,849	1.25	1.27	17,629,572	1.59	0.40	1.00	19.40	20.12
T Rowe Price Retirement 2040 Advisor Class	13,688,485	1.26	1.28	17,255,687	1.41	0.40	1.00	20.47	21.20
T Rowe Price Retirement 2045 Advisor Class	8,755,032	1.27	1.29	11,088,785	1.41	0.40	1.00	20.86	21.59
T Rowe Price Retirement 2050 Advisor Class	6,781,366	1.27	1.29	8,588,190	1.54	0.40	1.00	20.88	21.60
T Rowe Price Retirement 2055 Advisor Class	3,136,305	1.26	1.29	3,969,530	1.61	0.40	1.00	20.85	21.58
T Rowe Price Retirement 2060 Advisor Class	1,630,664		1.27	2,065,199	1.52	0.80	1.00	20.13	20.85
VALIC Company I Asset Allocation Fund	19,687,755	1.49	1.74	169,985,814	2.26	0.40	1.85	11.18	12.80
VALIC Company I Blue Chip Growth Fund	268,377,083	1.41	2.48	677,387,157	0.00	0.00	1.85	33.72	36.21
VALIC Company I Capital Conservation Fund	41,760,249	1.09	1.39	157,163,167	2.21	0.40	1.85	1.62	3.10
VALIC Company I Core Equity Fund	59,147,729	1.84	2.01	260,339,105	1.06	0.40	1.85	18.82	20.55
VALIC Company I Dividend Value Fund	211,950,225	1.87	2.08	749,009,037	1.85	0.40	1.85	15.91	17.60
VALIC Company I Dynamic Allocation Fund	184,019,647	1.34	1.44	256,696,371	1.84	0.40	1.85	17.98	19.74
VALIC Company I Emerging Economies Fund	705,849,703	0.87	1.12	827,618,593	1.38	0.40	1.85	38.69	40.70
VALIC Company I Global Real Estate Fund	202,170,993	1.44	1.60	305,291,918	4.25	0.40	1.85	11.76	13.39
VALIC Company I Global Strategy Fund	189,404,761	1.41	1.63	402,925,907	0.95	0.40	1.85	11.48	13.10

61

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2017				For the Year Ended December 31 2017
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Government Money Market I Fund	151,958,592	0.88	1.00	298,449,002	0.37	0.40	1.85	-1.46	-0.02
VALIC Company I Government Securities Fund	29,772,524	1.05	1.30	103,623,831	2.41	0.40	1.85	0.17	1.63
VALIC Company I Growth Fund	500,617,337	2.05	2.14	1,156,870,571	0.73	0.40	1.85	27.86	29.72
VALIC Company I Health Sciences Fund	147,159,519	3.27	3.80	753,751,250	0.00	0.40	1.85	25.33	27.15
VALIC Company I Inflation Protected Fund	356,598,447	1.05	1.06	475,521,264	0.24	0.00	1.85	2.94	4.86
VALIC Company I International Equities Index Fund	592,146,213	1.02	1.25	1,314,892,996	2.33	0.40	1.85	22.08	23.86
VALIC Company I International Government Bond Fund	56,030,138	1.03	1.36	175,219,643	0.00	0.40	1.85	6.13	7.67
VALIC Company I International Growth Fund	128,589,034	1.24	1.37	429,090,653	1.41	0.40	1.85	25.30	27.12
VALIC Company I International Socially Responsible Fund	62,001,730	1.59	1.76	438,775,790	1.65	0.40	1.85	20.47	22.22
VALIC Company I International Value Fund	557,899,484	1.08	1.23	835,931,366	1.87	0.00	1.85	14.86	17.00
VALIC Company I Large Cap Core Fund	56,932,870	2.16	2.43	162,489,954	0.94	0.40	1.85	19.22	20.95
VALIC Company I Large Capital Growth Fund	192,008,244	1.83	1.86	433,864,557	0.69	0.40	1.85	26.20	28.03
VALIC Company I Mid Cap Index Fund	151,102,680	2.01	2.29	3,368,306,160	1.18	0.40	1.85	13.79	15.45
VALIC Company I Mid Cap Strategic Growth Fund	102,563,019	1.73	1.74	267,375,959	0.00	0.40	1.85	23.97	25.78
VALIC Company I Nasdaq-100 Index Fund	233,595,865	2.66	2.90	405,176,660	0.67	0.40	1.85	29.87	31.76
VALIC Company I Science & Technology Fund	171,772,064	2.47	2.73	1,235,770,150	0.00	0.40	1.85	38.74	40.75
VALIC Company I Small Cap Aggressive Growth Fund	46,038,834	2.13	2.50	135,783,972	0.00	0.40	1.85	35.36	37.33
VALIC Company I Small Cap Fund	56,550,062	1.86	2.04	319,532,678	0.29	0.40	1.85	12.62	14.26
VALIC Company I Small Cap Index Fund	150,551,361	1.88	2.02	1,116,403,270	1.05	0.40	1.85	12.29	13.92
VALIC Company I Small Cap Special Values Fund	108,543,231	1.97	2.26	235,467,713	1.00	0.60	1.85	9.22	10.58
VALIC Company I Small Mid Growth Fund	57,916,161	1.79	1.90	116,510,136	0.00	0.40	1.85	25.43	27.25
VALIC Company I Stock Index Fund	420,173,995	2.12	98.82	4,581,664,951	1.48	0.33	1.85	19.20	21.02
VALIC Company I Systematic Core Fund	27,155,285	1.75	1.94	122,471,889	1.13	0.40	1.85	18.85	20.58
VALIC Company I Systematic Value Fund	23,917,635	1.94	1.98	53,146,967	1.37	0.40	1.85	15.98	17.67
VALIC Company I Value Fund	36,999,386	1.69	1.86	92,102,037	1.70	0.40	1.85	13.23	14.88
VALIC Company II Aggressive Growth Lifestyle Fund	175,049,393	1.64	1.73	597,400,403	1.79	0.15	1.60	14.42	16.09
VALIC Company II Capital Appreciation Fund	19,345,424	1.86	2.04	41,498,943	0.47	0.15	1.60	21.78	23.55
VALIC Company II Conservative Growth Lifestyle Fund	113,512,838	1.36	3.23	339,604,862	2.57	0.35	1.60	8.50	9.86
VALIC Company II Core Bond Fund	497,723,255	1.07	1.14	1,023,246,404	2.46	0.00	1.60	2.95	4.60
VALIC Company II Government Money Market II Fund	101,543,860	0.90	1.02	123,795,829	0.33	0.15	1.60	-1.26	0.18
VALIC Company II High Yield Bond Fund	173,436,602	1.35	1.64	495,903,122	4.63	0.15	1.60	6.20	7.75
VALIC Company II International Opportunities Fund	225,444,336	1.32	1.51	684,261,194	1.31	0.15	1.60	37.15	39.15
VALIC Company II Large Cap Value Fund	57,219,062	1.66	1.96	203,476,187	1.32	0.15	1.60	13.23	14.88
VALIC Company II Mid Cap Growth Fund	54,538,747	1.70	1.73	136,586,222	0.00	0.15	1.60	29.51	31.40
VALIC Company II Mid Cap Value Fund	134,638,078	1.83	1.92	876,439,667	0.57	0.15	1.60	12.66	14.30
VALIC Company II Moderate Growth Lifestyle Fund	273,875,279	1.53	1.74	927,236,654	2.12	0.15	1.60	11.81	13.44
VALIC Company II Small Cap Growth Fund	32,109,839	2.14	2.26	126,112,240	0.00	0.15	1.60	39.22	41.25
VALIC Company II Small Cap Value Fund	96,767,255	1.74	1.93	433,221,890	0.86	0.15	1.60	3.28	4.78
VALIC Company II Strategic Bond Fund	206,604,694	1.24	1.63	612,659,053	3.64	0.15	1.60	5.12	6.65
VALIC Company II U.S. Socially Responsible Fund	239,129,520	1.31	2.20	779,504,963	1.36	0.00	1.60	18.75	20.65
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	41,049,609	1.31	1.47	91,831,292	2.23	0.65	2.10	8.68	10.27
Vanguard LifeStrategy Growth Fund Investor Shares	94,056,973	1.60	2.86	250,146,680	2.22	0.85	2.10	16.74	18.21
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	101,919,583	1.46	1.54	255,132,358	2.24	0.65	2.10	12.66	14.30
Vanguard Long-Term Investment-Grade Fund Investor Shares	76,473,321	1.51	2.05	290,216,586	3.61	0.40	1.85	9.88	11.48
Vanguard Long-Term Treasury Fund Investor Shares	62,988,883	1.39	1.85	222,624,818	2.66	0.40	1.85	6.60	8.15
Vanguard Wellington Fund Investor Shares	426,658,543	1.24	1.69	1,988,511,026	2.48	0.00	2.10	12.35	14.72
Vanguard Windsor II Fund Investor Shares	397,426,878	1.73	1.93	1,798,668,358	1.97	0.65	2.10	14.36	16.03

(a)

Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)	These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

(c)

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.

(d)

These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

62

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(e)

These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

(f)	A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.

7.	Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.

63

The Variable Annuity Life

Insurance Company

(An indirect wholly owned subsidiary of American

International Group, Inc.)

Statutory Financial Statements and

Supplement Information and

Report of Independent Auditors

At December 31, 2021 and 2020 and

for each of the three years ended December 31, 2021

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

SUPPLEMENTAL INFORMATION

Supplemental Schedule of Assets and Liabilities	70
Supplemental Investment Risks Interrogatories	72
Supplemental Summary Investment Schedule	79
Supplemental Schedule of Reinsurance Disclosures	80

2

Report of Independent Auditors

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of The Variable Annuity Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, Texas 77002-5021T: (713) 356 4000, www.pwc.com/us

Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, supplemental investment risk interrogatories, supplemental summary investment schedule and supplemental schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2021 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 25, 2022

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	As of December 31,
(in millions)	2021	2020
Admitted assets
Cash and invested assets
Bonds	$38,538	$37,621
Preferred stock	6	3
Common stock	147	131
Cash, cash equivalents and short-term investments	(61)	(30)
Mortgage loans	6,697	6,928
Real estate	5	5
Contract loans	458	517
Derivatives	236	227
Securities lending reinvested collateral assets	551	1,383
Other invested assets	2,234	1,746
Total cash and invested assets	48,811	48,531
Amounts receivable under reinsurance contracts	2	2
Deferred tax asset	110	88
Due and accrued investment income	483	615
Receivables from affiliates	185	116
Other assets	80	31
Separate account assets	45,578	41,727
Total admitted assets	$95,249	$91,110

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	As of December 31,
(in millions, except per share data)	2021	2020
Liabilities
Policy reserves and contractual liabilities
Life, annuity and modco reserves	$38,081	$38,090
Liabilities for deposit-type contracts	6,137	5,768
Total policy reserves and contractual liabilities	44,218	43,858
Payable to affiliates	132	81
Interest maintenance reserve	112	98
Amounts withheld or retained by Company as agent or trustee and held for agents’ account	27	25
Federal income taxes payable	33	6
Derivatives	-	3
Payable for securities lending	763	1,479
Repurchase agreements	50	29
Collateral for derivatives program	256	238
Accrued expenses and other liabilities	205	104
Net transfers from separate accounts due or accrued	(205)	(188)
Asset valuation reserve	800	745
Separate account liabilities	45,578	41,727
Total liabilities	91,969	88,205
Commitments and contingencies (see Note 18)

Capital and surplus
Common stock, $1 par value; 5,000,000 shares authorized; 3,575,000 issued and outstanding	4	4
Other than special deficit funds	-	(3)
Gross paid-in and contributed surplus	2,263	2,263
Unassigned surplus	1,013	641
Total capital and surplus	3,280	2,905
Total liabilities and capital and surplus	$95,249	$91,110

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
(in millions)	2021	2020	2019
Revenues

Premiums and annuity considerations	$3,954	$4,014	$4,619

Net investment income	2,118	2,006	2,154

Amortization of interest maintenance reserve	21	18	26

Reserve adjustments on reinsurance ceded	(108)	(55)	(40)

Separate account fees	456	377	407

Other income	266	251	230

Total revenues	6,707	6,611	7,396

Benefits and expenses

Annuity benefits	791	683	608

Surrender benefits	6,392	5,351	6,297

Other benefits	272	146	187

Change in reserves	(9)	1,231	657

Commissions	155	153	173

General insurance expenses	395	400	365

Net transfers from separate accounts	(2,370)	(2,136)	(1,667)

Other expenses	138	118	113

Total benefits and expenses	5,764	5,946	6,733

Net gain from operations before federal income taxes	943	665	663

Federal income tax expense (excluding tax on capital gains)	272	270	303

Net gain from operations	671	395	360

Net realized capital gains, net of tax	17	168	71

Net income	$688	$563	$431

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common Stock	Other Than Special Surplus (Deficit) Funds	Gross Paid- In and Contributed Surplus	Unassigned Surplus	Total Capital and Surplus
Balance, January 1, 2019	$4	$(3)	$2,263	$425	$2,689
Net income	-	-	-	431	431
Change in net unrealized capital gains (losses)	-	-	-	(3)	(3)
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	59	59
Change in deferred tax	-	-	-	260	260
Change in non-admitted assets	-	-	-	(125)	(125)
Change in asset valuation reserve	-	-	-	(56)	(56)
Change in surplus from separate accounts	-	-	-	52	52
Other changes in surplus in separate accounts	-	-	-	(52)	(52)
Capital Changes:
Cumulative effect of changes in accounting principles	-	-	-	(28)	(28)
Dividends to parent	-	-	-	(622)	(622)
Prior period corrections (see Note 2)	-	-	-	(5)	(5)
Balance, December 31, 2019	$4	$(3)	$2,263	$336	$2,600
Net income	-	-	-	563	563
Change in net unrealized capital gains (losses)	-	-	-	(45)	(45)
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	116	116
Change in deferred tax	-	-	-	139	139
Change in non-admitted assets	-	-	-	(122)	(122)
Change in reserve on account	-	-	-	134	134
Change in asset valuation reserve	-	-	-	(148)	(148)
Change in surplus from separate accounts	-	-	-	16	16
Other changes in surplus in separate accounts	-	-	-	(16)	(16)
Dividends to parent	-	-	-	(360)	(360)
Disposition of investment	-	-	-	20	20
Prior period corrections (see Note 2)	-	-	-	8	8
Balance, December 31, 2020	$4	$(3)	$2,263	$641	$2,905
Net income	-	-	-	688	688
Change in net unrealized capital gains (losses)	-	-	-	194	194
Change in net unrealized foreign exchange capital gains (losses)	-	-	-	(77)	(77)
Change in deferred tax	-	-	-	142	142
Change in non-admitted assets	-	-	-	(92)	(92)
Change in asset valuation reserve	-	-	-	(56)	(56)
Change in surplus from separate accounts	-	-	-	11	11
Other changes in surplus in separate accounts	-	-	-	(11)	(11)
Dividends to parent	-	-	-	(394)	(394)
Disposition of investment	-	-	-	1	1
Other changes	-	3	-	-	3
Prior period corrections (see Note 2)	-	-	-	(34)	(34)
Balance, December 31, 2021	$4	$-	$2,263	$1,013	$3,280

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
(in millions)	2021	2020	2019
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$3,954	$4,014	$4,619
Net investment income collected	2,121	1,863	2,015
Other income	614	573	598
Total revenue received	6,689	6,450	7,232
Benefits paid	7,455	6,287	7,005
Net transfers from separate accounts	(2,353)	(1,750)	(1,750)
Commissions and expenses paid	687	672	655
Federal income taxes paid	304	341	362
Total benefits and expenses paid	6,093	5,550	6,272
Net cash provided by operations	596	900	960
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	5,890	5,347	6,653
Stocks	15	40	19
Mortgage loans	694	600	619
Real estate	-	-	39
Other invested assets	593	572	507
Miscellaneous proceeds	151	239	206
Total proceeds from investments sold, matured or repaid	7,343	6,798	8,043
Cost of investments acquired:
Bonds	6,731	6,745	6,711
Stocks	6	-	41
Mortgage loans	465	370	1,146
Real estate	-	-	1
Other invested assets	891	1,130	606
Securities lending reinvested collateral assets	(832)	210	819
Miscellaneous purchases	3	-	-
Total cost of investments acquired	7,264	8,455	9,324
Net adjustment in contract loans	(59)	(59)	(33)
Net cash provided by (used in) investing activities	138	(1,598)	(1,248)
Cash from financing and miscellaneous sources
Cash provided (applied):
Net deposits on deposit-type contracts	120	202	61
Dividends to Parent	(394)	(360)	(622)
Change in securities lending payable	(716)	312	808
Other, net	225	282	84
Net cash (used) provided in financing and miscellaneous activities	(765)	436	331
Net decrease in cash, cash equivalents and short-term investments	(31)	(262)	43
Cash, cash equivalents and short-term investments at beginning of year	(30)	232	189
Cash, cash equivalents and short-term investments at end of year	$(61)	$(30)	$232

Non-cash investing/financing activities, excluded from above:
Non-cash Fortitude Re settlement	$26	$-	$3
Non-cash transfer from Other Invested Assets to Mortgage Loans	2	-	10
Non-cash transfer from Mortgage Loans to Other Invested Assets	-	35	-
Non-cash transfer from Bonds to Stocks	-	-	15
Non-cash transfer from Mortgage Loans to Real Estate – Reserve at Park Ten	-	-	15
Non-cash transfer from Other Invested Assets to Stocks	-	-	2

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The Variable Annuity Life Insurance Company (VALIC or the Company) is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent) which is a wholly owned subsidiary of AIG Life Holdings, Inc. (AIG Life Holdings). AIG Life Holdings is wholly owned by Corebridge Financial, Inc. (Corebridge) formally SAFG Retirement Services, Inc. (SAFG), which is a direct subsidiary of American International Group, Inc. (AIG). AIG is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in approximately 70 countries and jurisdictions. The term “AIG” means American International Group, Inc. and not any of its consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 50 states and the District of Columbia.

The Company is a leading provider of defined contribution retirement savings plans sponsored by education, not-for-profit and government organizations. Primary products include fixed and variable annuities, and mutual funds and plan administrative and compliance services. The Company utilizes career financial advisors and independent financial advisors to provide retirement plan participants with enrollment support and comprehensive financial planning services. No annual annuity deposits for any individual advisor in 2021 or 2020 represented more than 10 percent of total annuity deposits.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company’s insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company’s portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

Effective December 31, 2017, VALIC received approval from the TDI to apply a permitted practice in its 2017 Annual Statement and subsequent reporting periods through September 30, 2019. The permitted practice allowed VALIC to use the criteria established in Actuarial Guideline 43, instead of the criteria established in Statement of Statutory

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Accounting Principles (“SSAP”) No. 86, “Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions” to determine if a hedge was effective for certain interest rate swaps and swaptions that were used to hedge guaranteed minimum withdrawal benefits. Thus, specific interest rate swaps and swaptions that VALIC determined were effective hedges were reported at amortized cost, pursuant to the accounting guidance set forth in SSAP 86. Upon adoption, the effect of the original permitted practice was reported as a change in accounting principle, consistent with SSAP No. 3, “Accounting Changes and Corrections of Errors”.

Upon expiration of the above permitted practice for swaps and swaptions subsequent to September 30, 2019, VALIC applied the guidance in SSAP No. 86 and recognized this change in accounting principle as of the beginning of the year (i.e., January 1, 2019), as required by SSAP 3, which decreased the Company’s surplus by approximately $28 million at January 1, 2019. Subsequent to January 1, 2019, application of guidance in SSAP 86 to the Company’s hedging instruments (swaps and swaptions) increased VALIC’s surplus by approximately $60 million, primarily due to the recognition of unrealized gains.

The Insurance Commissioner of State of Texas has the right to permit other specific practices that deviate from prescribed practices.

The following table presents a reconciliation of the Company’s net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

		December 31,
(in millions)	SSAP#	2021	2020	2019
NET INCOME
State basis		$688	$563	$431
Net income, NAIC SAP		$688	$563	$431

SURPLUS
State basis		$3,280	$2,905	$2,600
Statutory capital and surplus, NAIC SAP		$3,280	$2,905	$2,600

In the event VALIC had not employed any or all of these permitted and prescribed practices, VALIC’s risk-based capital (RBC) would not have triggered a regulatory event.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•	application of other-than-temporary impairments (OTTI);

•	estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

•	fair value measurements of certain financial assets; and

•	policy reserves for life and annuity, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (IAO) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures captured in scope of this statement, that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.

RBC charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. NAIC designations are determined through a financial modeling process conducted by BlackRock, direct analysis via the NAIC’s IAO or other protocols prescribed by the NAIC including internal assignment of Z, 5GI or 6*. Residual tranches, as defined in Statement of Statutory Accounting Principle (SSAP) 43-Revised “Loan-Backed and Structured Securities”, are reported as NAIC 6*.

Short sale is the sale of a security which is not owned by the company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in SSAP No. 103 “Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks shall be valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in

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fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Hedge accounting was not used for any derivative instruments in 2021 or 2020.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the

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investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

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Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs, prepaid expenses, electronic data processing (EDP) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets amounted to $858 million and $767 million at December 31, 2021 and 2020, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (VACARVM) under subsection 21 of the Valuation Manual (“VM-21”) for 2020 and subsequent years, and under Actuarial Guideline 43 (AG 43) for prior years.

Policy reserves are established according to different methods.

Life and annuity reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for AIG’s life insurance policies issued after January 1, 2020 are contained in subsection 20 of the Valuation Manual (“VM-20”), “Requirements for Principle-Based Reserves for Life Products”, policies issued prior to that date are reserved for using the Commissioners Reserve Valuation Method (CRVM). Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. $117 million in cash flow testing reserves were held at December 31, 2021.

A majority of the Company’s variable annuity products are issued with a guaranteed minimum death benefit (GMDB), which provides that, upon the death of a contract holder, the contract holder’s beneficiary will receive the greater of: (1) the contract holder’s account value or (2) a GMDB, which varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3 percent per annum (subject to certain caps). Death benefits on GMDB policies reduce on a proportional basis when a partial withdrawal occurs. This applies to all contracts issued in states where the proportional GMDB is approved except where precluded by contract for a very limited number of groups. Prior to December 2003, the Company sold variable annuity contracts containing a GMDB where the death benefits reduce on a dollar-for-dollar basis when a partial withdrawal occurs.

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The guaranteed minimum withdrawal benefit (GMWB) is a feature the Company offers on certain variable annuity products. If available and elected by the contract holder at time of issuance and depending on the provisions of the feature elected, this feature provides a guaranteed annual stream of income payments for life or other specified period, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and/or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided.

In addition, the Company is a reinsurer for the guaranteed minimum income benefit (GMIB), GMWB and GMDB on certain variable annuities issued in Japan by MetLife Insurance K.K. (MetLife in Japan). The GMIB is an optional feature that guarantees that the income benefit upon annuitization will not be less than the guaranteed income benefit even if the accumulation value of the contract falls to zero. New business under these reinsurance agreements was no longer accepted after March 31, 2009.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG or its subsidiaries is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

Substantive changes were made to SSAP 32R, Preferred Stocks effective January 1, 2021, that required all perpetual preferred stocks to be reported at fair value. Prior to this change, perpetual preferred stocks with NAIC designations of “1” through “3” were carried at amortized cost. All other perpetual preferred stocks were stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus.

Accounting Change / Reserve PBR (VM-20 and VM-21)

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for AIG’s life insurance policies issued after January 1, 2020 are contained in subsection 20 of the Valuation Manual (“VM-20”), “Requirements for Principle-Based Reserves for Life Products”, policies issued prior to that date are reserved for using the Commissioners Reserve Valuation Method (CRVM). Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements are contained in subsection 21 of the Valuation Manual (“VM-21”), “Requirements for Principle-Based Reserves for Variable Annuities”, and replace the previous Actuarial Guideline XLVIII (“AG 43”) requirements, which also employed a principle-based approach. The Company fully applied VM-21 requirements to reserving for both new and existing VA contracts effective January 1, 2020. Under VM-21, these reserves are generally more sensitive to changes in interest rates. The impact of the implementation was $134 million.

There were no other new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2021, two out-of-period errors were identified and corrected, which decreased unassigned surplus by $34 million. The most significant was a tax correction related to 2013-2018. The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

In 2020, one out-of-period error was identified and corrected, which decreased reserves relating to fixed annuities due to a rate update/survivorship formula correction and increased surplus by $8 million. The Company’s management does not believe this correction to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

In 2019, one out-of-period error was identified and corrected, which increased reserves relating to fixed indexed annuities due to an incorrect application of incident rates and decreased unassigned surplus by $5 million. The Company’s management does not believe this correction to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, effective January 1, 2020, the Company adopted the new accounting standard for current expected credit losses (CECL). This standard requires an allowance for credit losses based on the expectation of lifetime credit losses. Prior to the adoption of CECL, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan’s original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company’s election.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty’s credit risk for derivative assets or the insurer’s credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index features in certain indexed universal life and fixed index annuity contracts and certain guaranteed features of variable and fixed index annuities are bifurcated and accounted for separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs (DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Non-admitted Assets. Certain assets designated as “non-admitted,” principally any negative IMR, agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.

Under SAP, the Commissioners’ Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2021
Bonds:
U.S. government obligations	$617	$86	$-	$703
All other governments	1,215	96	(20)	1,291
States, territories and possessions	311	41	-	352
Political subdivisions of states, territories and possessions	185	36	-	221
Special revenue	3,330	335	(3)	3,662
Industrial and miscellaneous	31,962	2,344	(252)	34,054
Hybrid securities	115	13	-	128
Bank loans	803	6	(19)	790
Total bonds	38,538	2,957	(294)	41,201
Preferred stock	6	-	-	6
Common stock*	147	-	-	147
Total equity securities	153	-	-	153
Total	$38,691	$2,957	$(294)	$41,354
December 31, 2020
Bonds:
U.S. government obligations	$652	$123	$-	$775
All other governments	1,061	155	(2)	1,214
States, territories and possessions	315	56	-	371
Political subdivisions of states, territories and possessions	188	45	-	233
Special revenue	3,656	461	(2)	4,115
Industrial and miscellaneous	30,634	3,401	(144)	33,891
Hybrid securities	120	18	-	138
Bank loans	995	8	(29)	974
Total bonds	37,621	4,267	(177)	41,711
Preferred stock	3	-	-	3
Common stock*	131	-	-	131
Total equity securities	134	-	-	134
Total	$37,755	$4,267	$(177)	$41,845

* At December 31, 2021, the Company held $128 million of investments in affiliates. At December 31, 2020, the Company had $115 million of investments in the common stock of affiliates.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2021
Bonds:
All other governments	$165	$(11)	$54	$(9)	$219	$(20)
States, territories and possessions	-	-	-	-	-	-
Political subdivisions of states, territories and possessions	-	-	-	-	-	-
Special revenue	52	(1)	33	(2)	85	(3)
Industrial and miscellaneous	4,777	(107)	1,758	(149)	6,535	(256)
Hybrid securities	4	-	-	-	4	-
Bank loans	220	(5)	320	(15)	540	(20)
Total bonds	5,218	(124)	2,165	(175)	7,383	(299)
Preferred stock	1	-	-	-	1	-
Common stock	2	-	-	-	2	-
Total equity securities	3	-	-	-	3	-
Total	$5,221	$(124)	$2,165	$(175)	$7,386	$(299)
December 31, 2020
Bonds:
All other governments	$23	$(1)	$12	$(1)	$35	$(2)
States, territories and possessions	28	-	-	-	28	-
Political subdivisions of states, territories and possessions	3	-	-	-	3	-
Special revenue	107	(2)	-	-	107	(2)
Industrial and miscellaneous	2,314	(85)	628	(59)	2,942	(144)
Hybrid securities	1	-	1	-	2	-
Bank loans	672	(29)	-	-	672	(29)
Total bonds	3,148	(117)	641	(60)	3,789	(177)
Preferred stock	-	-	-	-	-	-
Common stock	-	-	-	-	-	-
Total equity securities	-	-	-	-	-	-
Total	$3,148	$(117)	$641	$(60)	$3,789	$(177)

At December 31, 2021 and 2020, the number of bonds and equity securities in an unrealized loss position was 1,221 and 532, respectively. Bonds comprised 1,221 of the total of which 912 were in a continuous loss position greater than 12 months at December 31, 2021. Bonds comprised 532 of the total of which 105 were in a continuous loss position greater than 12 months at December 31, 2020.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2021 and 2020, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2021
Due in one year or less	$536	$540
Due after one year through five years	3,999	4,156
Due after five years through ten years	6,469	6,997
Due after ten years	17,232	18,539
LBaSS	10,303	10,969
Total	$38,539	$41,201

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $92 million and $51 million at December 31, 2021 and 2020, respectively which is the fair value. At December 31, 2021 and 2020, the Company had $1 million excluded from due and accrued for bonds.

At December 31, 2021, the Company’s bond portfolio included bonds totaling $2.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 2 percent of the Company’s total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries. At December 31, 2020, the Company’s bond portfolio included bonds totaling $2.7 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 2.93 percent of the Company’s total assets and 5.48 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2021	2020
Consumer cyclical	21.1%	20.4%
Consumer Noncyclical	16.8	18.6
Energy	17.0	16.7

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2021		December 31, 2020
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value
Loan-backed and structured securities	$10,303	$10,969	$10,860	$11,875

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2021 and 2020, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2021 and 2020, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2021, 2020 and 2019, the Company recognized total OTTI of $0.3 million, $15.4 million and $8.1 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2021 and 2020, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2021
LBaSS	$1,773	$(24)	$129	$(7)	$1,902	$(31)
December 31, 2020
LBaSS	$966	$(25)	$370	$(11)	$1,336	$(36)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2021	2020
Balance, beginning of year	$400	$388
Increases due to:
Credit impairment on new securities subject to impairment losses	-	5
Additional credit impairment on previously impaired investments	-	10
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	19	3
Balance, end of year	$381	$400

See Note 20 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2021.

Mortgage Loans

Mortgage loans had outstanding principal balances of $6.7 and $7.0 billion at December 31, 2021 and 2020, respectively. Contractual interest rates range from 1.75 percent to 10.30 percent. The mortgage loans at December 31, 2021 had maturity dates ranging from 2021 to 2055.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2021	2020
Geographic distribution:
Mid-Atlantic	33.8%	34.0%
Pacific	15.3	15.8
Foreign	15.3	14.4
South Atlantic	13.8	13.4
East North Central	7.1	7.2
New England	6.0	5.6
West South Central	5.1	5.2
Mountain	2.9	3.6
East South Central	0.5	0.6
West North Central	0.2	0.2
Total	100.0%	100.0%
Property type distribution:
Multi-family	36.7%	35.2%
Office	28.6	28.8
Retail	16.8	17.7
Hotel/Motel	8.8	8.8
Industrial	6.1	5.3
Other	3.0	4.2
Total	100.0%	100.0%

At December 31, 2021, there were 123 mortgage loans with outstanding balances of $20 million or more, which collectively aggregated approximately 77 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2021 and at 2020:

	Years Ended December 31,
	2021		2020
(in millions)	Maximum	Minimum	Maximum	Minimum
Office	8.95%	2.40%	3.85%	3.53%
Hotel/Motel	6.00	-	12.00	4.25
Multi-family	5.76	2.05	6.00	3.23
Retail	5.65	5.65	6.48	5.00
Industrial	3.69	3.08	6.90	3.20
Other	4.67	2.44	5.26	2.81

The Company did not reduce any interest rates during 2021 and 2020.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 95.0 percent and 79.0 percent in 2021 and 2020, respectively.

At December 31, 2021, the Company held $141 million in impaired mortgages with $39 million of related allowances for credit losses and $102 million in impaired loans without a related allowance. At December 31, 2020, the Company held $37 million in impaired mortgages with $25 million of related allowances for credit losses and $12 million in impaired loans without a related allowance. The Company’s average recorded investment in impaired loans was $103 million and $27.6 million, at December 31, 2021 and 2020, respectively. The Company recognized $4 million of interest income for 2021, $1 million of interest income for 2020 and $1 million of interest income in 2019. The Company recognizes interest income on its impaired mortgage loans upon receipt.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2021	2020	2019
Balance, beginning of year	$74	$47	$49
Additions (reductions) charged to unrealized capital loss	(14)	27	-
Direct write-downs charged against allowance	-	-	(2)
Balance, end of year	$60	$74	$47

During 2021, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2021	2020
Current	$6,665	$6,758
30 - 59 days past due	12	60
60 - 89 days past due	-	85
90 - 179 days past due	20	25
Greater than 180 days past due	-	1
Total	$6,697	$6,929

At December 31, 2021 and 2020, the Company had mortgage loans outstanding under participant or co-lender agreements of $5.0 billion and $5.2 billion, respectively.

In addition, the Company had $111 million in restructured loans for 2021 and $15 million at December 31, 2020.

Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2021:

(in millions)	Residential		Commercial		Agricultural
Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$-	-%	$31	0.10%	$-	-%
b. 91% to 95%	-	-	-	-	-	-
c. 81% to 90%	3	-	75	0.20	-	-
d. 71% to 80%	29	0.10	536	1.10	-	-
e. below 70%	142	0.30	5,881	11.80	-	-

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2021 and 2020. In 2021, the Company had $2 million in outstanding commitments to debtors that hold loans with restructured terms. In 2020, the Company had no outstanding commitment to debtors that hold loans with restructured terms.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Real Estate

The following table presents the components of the Company’s investment in real estate:

	December 31,
(in millions)	2021	2020
Properties occupied by the Company	$5	$5
Properties held for production of income	-	-
Properties held for sale	-	-
Total	$5	$5

In 2021 and 2020, the Company did not recognize any losses on the sale of real estate property. In 2019, the Company recognized $1 million loss on the sale of real estate property. The Company did not recognize any impairment write-downs for 2021, 2020 and 2019.

Other Invested Assets

The following table presents the components of the Company’s other invested assets:

	December 31,
(in millions)	2021	2020
Investments in limited liability companies	$469	$228
Investments in limited partnerships	1,308	1,143
Other unaffiliated investments	367	318
Receivable for securities	94	60
Initial margin for futures	3	4
Non-admitted assets	(7)	(7)
Total	$2,234	$1,746

The Company utilizes the look-through approach in valuing its investments in affiliated real estate investments which had an aggregate value of $365 million at December 31, 2021. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures and partnerships of $7 million, $15 million and $32 million during 2021, 2020 and 2019, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2021	2020	2019
Bonds	$1,658	$1,677	$1,735
Preferred stocks	-	1	2
Common stocks	-	-	1
Cash and short-term investments	5	10	25
Mortgage loans	315	296	303
Real estate	2	2	6
Contract loans	24	27	30
Derivatives	42	10	53
Investment income from affiliates	97	25	54
Other invested assets	36	33	35
Gross investment income	2,179	2,081	2,244
Investment expenses	(61)	(75)	(90)
Net investment income	$2,118	$2,006	$2,154

* Includes amounts for the occupancy of Company-owned property of $2 million, $5 million and $1 million in 2021, 2020, and 2019, respectively.

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years Ended December 31,
(in millions)	2021	2020	2019
Bonds	$27	$(36)	$70
Preferred stocks	7	(1)	3
Common stocks	(2)	(5)	(1)
Cash and short-term investments	-	(2)	-
Mortgage loans	-	(3)	(28)
Real estate	-	-	(1)
Derivatives	(36)	165	74
Other invested assets	71	101	41
Realized capital gains	67	219	158
Federal income tax expense	(14)	(46)	(33)
Net gains transferred to IMR	(36)	(5)	(54)
Net realized capital gains	$17	$168	$71

During 2021, 2020 and 2019, the Company recognized $18 million, $43 million and $24 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years Ended December 31,
(in millions)	2021	2020	2019
Proceeds	$1,265	$1,427	$2,900
Gross realized capital gains	$58	$55	$139
Gross realized capital losses	(23)	(47)	(39)
Net realized capital gains	$35	$8	$100

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years Ended December 31,
(in millions)	2021	2020	2019
Bonds	$(64)	$83	$27
Preferred and common stocks	41	25	(30)
Mortgage loans	(10)	24	55
Derivatives	75	(51)	67
Other invested assets	95	4	(31)
Federal income tax expense	(20)	(14)	(32)
Net change in unrealized gains	$117	$71	$56

5GI Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5GI Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5GI Securities		Aggregate BACV (in millions)		Aggregate Fair Value (in millions)
	2021	2020	2021	2020	2021	2020
Bonds -AC	3	7	$12	$32	$12	$31
LB&SS -AC	1	1	1	1	1	1
Preferred Stock -AC	1	1	-	2	-	2
Preferred Stock -FV	-	-	-	-	-	-
Total	5	9	$13	$35	$13	$34

AC-Amortized Cost

FV-Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

At December 31, 2021 and 2020, the Company had bonds loaned with a fair value of approximately $726 million and $1.5 billion, respectively, to unaffiliated parties as part of the securities lending program. These loaned securities are classified as bonds on the Company’s balance sheet.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2021	2020
30 days or less	$175	$369
31 to 60 days	215	448
61 to 90 days	373	662
Greater than 90 days	-	-
Subtotal	763	1,479
Securities collateral received	-	-
Total collateral received	$763	$1,479

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2021		December 31, 2020
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$551	$551	$1,383	$1,383
Subtotal	551	551	1,383	1,383
Securities collateral received	-	-	-	-
Total collateral reinvested	$551	$551	$1,383	$1,383

Repurchase Agreements

At December 31, 2021 and 2020, bonds with a fair value of approximately $52 million and $30 million respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2021	2020
Open positions	$-	$-
30 days or less	50	-
31 to 60 days	-	-
61 to 90 days	-	-
Greater than 90 days	-	29
Subtotal	50	29
Securities collateral received	-	-
Total collateral received	$50	$29

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2021:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Open - No Maturity	$64	$34	$50	$51
2. Overnight	29	12	4	11
3. 2 Days to 1 Week	32	-	14	-
4. > 1 Week to 1 Month	-	-	-	-
5. > 1 Month to 3 Months	-	-	-	-
6. > 3 Months to 1 Year	-	-	-	-
7. > 1 Year	-	-	-	-

b. Ending Balance
1. Open - No Maturity	$3	$34	$27	$50
2. Overnight	-	-	-	-
3. 2 Days to 1 Week	32	-	14	-
4. > 1 Week to 1 Month	-	-	-	-
5. > 1 Month to 3 Months	-	-	-	-
6. > 3 Months to 1 Year	-	-	-	-
7. > 1 Year	-	-	-	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the Company’s liability to return collateral for the year ended December 31, 2021:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Cash (Collateral - All)	$125	$46	$69	$62
2. Securities Collateral (FV)	-	-	-	-
b. Ending Balance
1. Cash (Collateral - All)	$36	$34	$40	$50
2. Securities Collateral (FV)	-	-	-	-

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2021		December 31, 2020
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$48	$52	$27	$30
Greater than three years	-	-	-	-
Subtotal	48	52	27	30
Securities collateral received	-	-	-	-
Total collateral reinvested	$48	$52	$27	$30

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2021:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. BACV	$-	$-	$-	$-
2. Nonadmitted - Subset of BACV	-	-	-	-
3. Fair Value	-	-	-	-

b. Ending Balance
1. BACV	$33	$32	$34	$48
2. Nonadmitted - Subset of BACV	-	-	-	-
3. Fair Value	35	36	38	52

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2021:

	1	2	3	4

(in millions)	None	NAIC 1	NAIC 2	NAIC 3
Ending Balance
a. Bonds - BACV	$-	$25	$20	$3
b. Bonds - FV	-	25	23	4
c. LB & SS - BACV	-	-	-	-
d. LB & SS - FV	-	-	-	-
e. Preferred Stock - BACV	-	-	-	-
f. Preferred Stock - FV	-	-	-	-
g. Common Stock	-	-	-	-
h. Mortgage Loans - BACV	-	-	-	-
i. Mortgage Loans - FV	-	-	-	-
j. Real Estate - BACV	-	-	-	-
k. Real Estate - FV	-	-	-	-
l. Derivatives - BACV	-	-	-	-
m. Derivatives - FV	-	-	-	-
n. Other Invested Assets - BACV	-	-	-	-
o. Other Invested Assets - FV	-	-	-	-
p. Total Assets - BACV	-	25	20	3
q. Total Assets - FV	-	25	23	4

(in millions)	5	6	7	8
	NAIC 4	NAIC 5	NAIC 6	Non-Admitted
Ending Balance
a. Bonds - BACV	$-	$-	$-	$-
b. Bonds - FV	-	-	-	-
c. LB & SS - BACV	-	-	-	-
d. LB & SS - FV	-	-	-	-
e. Preferred Stock - BACV	-	-	-	-
f. Preferred Stock - FV	-	-	-	-
g. Common Stock	-	-	-	-
h. Mortgage Loans - BACV	-	-	-	-
i. Mortgage Loans - FV	-	-	-	-
j. Real Estate - BACV	-	-	-	-
k. Real Estate - FV	-	-	-	-
l. Derivatives - BACV	-	-	-	-
m. Derivatives - FV	-	-	-	-
n. Other Invested Assets - BACV	-	-	-	-
o. Other Invested Assets - FV	-	-	-	-
p. Total Assets - BACV	-	-	-	-
q. Total Assets - FV	-	-	-	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company’s restricted assets:

	December 31,
(in millions)	2021	2020
On deposit with states	$3	$3
Securities lending	669	1,226
Collateral held on securities lending	763	1,479
FHLB stock and collateral pledged	454	509
Subject to repurchase agreements	48	27
Collateral for derivatives	19	42
Other restricted assets	274	238
Total	$2,230	$3,524

6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•	An interest rate above prime to borrowers who do not qualify for prime rate loans;

•	Borrowers with low credit ratings (FICO scores);

•	Interest-only or negative amortizing loans;

•	Unconventionally high initial loan-to-value ratios;

•	Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•	Borrowers with less than conventional documentation of their income and/or net assets;

•	Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,
•	Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant “payment shock” when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company’s exposure is through other investments, primarily in RMBS, as described above.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the Company’s investments with subprime exposures:

(in millions)	Actual Cost	Book Adjusted Statement Value	Fair Value	OTTI Recognized to Date
December 31, 2021
In general account:
RMBS	$319	$311	$403	$-
CDOs	88	76	87	-
Total subprime exposure	$407	$387	$490	$-
December 31, 2020
In general account:
RMBS	$365	$350	$447	$(49)
CDOs	323	317	326	(10)
Total subprime exposure	$688	$667	$773	$(59)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. The Company has determined that its derivative financial instruments do not qualify for hedge accounting. As a result, excluding the special accounting treatment for limited derivatives hedging variable annuity guarantees discussed in Note 2, derivatives are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company’s exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital loss of $75 million in 2021, unrealized capital loss of $51 million in 2020 and unrealized capital gain of $67 million in 2019, related to derivatives that did not qualify for hedge accounting.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2021			December 31, 2020
(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$834	$20	$20	$617	$11	$11
Foreign exchange contracts	1,727	119	119	974	58	58
Equity contracts	4,170	179	179	7,066	872	872
Other contracts	-	-	-	-	-	-
Derivative assets, gross	6,731	318	318	8,657	941	941
Counter party netting*	-	(82)	(82)	-	(714)	(714)
Derivative assets, net	$6,731	$236	$236	$8,657	$227	$227
Liabilities:
Interest rate contracts	$70	$-	$-	$825	$10	$10
Foreign exchange contracts	1,153	26	26	1,721	81	81
Equity contracts	609	56	56	3,983	626	626
Other contracts	-	-	-	-	-	-
Derivative liabilities, gross	1,832	82	82	6,529	717	717
Counter party netting*	-	(82)	(82)	-	(714)	(714)
Derivative liabilities, net	$1,832	$-	$-	$6,529	$3	$3

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2021		December 31, 2020
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$318	$82	$941	$717
Amount offset	(82)	(82)	(714)	(714)
Net amount presented in the Statement of Admitted Assets, Liabilities, and Capital and Surplus	$236	$-	$227	$3

8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2021		December 31, 2020
(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date
Derivative assets:
Interest rate contracts	$834	2060	$617	2060
Foreign exchange contracts	1,727	2051	974	2050
Equity contracts	4,170	2023	7,066	2022
Derivative liabilities:
Interest rate contracts	70	2022	825	2051
Foreign exchange contracts	1,153	2056	1,721	2056
Equity contracts	609	2022	3,983	2022

The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company’s derivative contracts aggregated $64 million and $92 million at December 31, 2021 and 2020, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3
December 31, 2021
Assets:
Bonds	$41,182	$38,520	$-	$37,008	$4,174
Preferred stocks	3	3	-	3	-
Common stocks	17	17	-	17	-
Cash, cash equivalents and short-term investments	(61)	(61)	(61)	-	-
Mortgage loans	7,033	6,697	-	-	7,033
Contract loans	458	458	-	-	458
Receivables for securities	94	94	-	94	-
Securities lending reinvested collateral assets	551	551	-	551	-
Separate account assets	429	429	-	429	-
Liabilities:
Policy reserves and contractual liabilities	54,778	43,955	-	-	54,778
Payable for securities	99	99	-	99	-
Payable for securities lending	763	763	-	763	-
December 31, 2020
Assets:
Bonds	$41,705	$37,614	$-	$36,977	$4,728
Preferred stocks	3	3	-	1	2
Common stocks	17	17	-	17	-
Cash, cash equivalents and short-term investments	(30)	(30)	(84)	54	-
Mortgage loans	7,466	6,928	-	-	7,466
Contract loans	517	517	-	-	517
Receivables for securities	59	59	-	59	-
Securities lending reinvested collateral assets	1,383	1,383	-	1,383	-
Separate account assets	415	415	-	415	-
Liabilities:
Policy reserves and contractual liabilities	54,169	43,494	-	-	54,169
Payable for securities	25	25	-	25	-
Payable for securities lending	1,479	1,479	-	1,479	-

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2021
Assets at fair value:
Bonds
Industrial and miscellaneous	$-	$-	$18	$-	$18
Total bonds	-	-	18	-	18
Preferred stock
Industrial and miscellaneous	-	-	3	-	3
Total preferred stock	-	-	3	-	3
Common stock
Industrial and miscellaneous	2	-	-	-	2
Total common stock	2	-	-	-	2
Derivative assets:
Interest rate contracts	-	20	-	-	20
Foreign exchange contracts	-	119	-	-	119
Equity contracts	1	109	70	-	180
Counterparty netting	-	-	-	(82)	(82)
Total derivative assets	1	248	70	(82)	237
Separate account assets	45,031	117	-	-	45,148
Total assets at fair value	$45,034	$365	$91	$(82)	$45,408
Liabilities at fair value:
Derivative liabilities:
Foreign exchange contracts	-	25	-	-	25
Equity contracts	-	56	-	-	56
Counterparty netting	-	-	-	(82)	(82)
Total derivative liabilities	-	81	-	(82)	(1)
Total liabilities at fair value	$-	$81	$-	$(82)	$(1)

December 31, 2020
Assets at fair value:
Bonds
U.S. special revenue	$-	$-	$-	$-	$-
Industrial and miscellaneous	-	-	1	-	1
Bank loans	-	-	6	-	6
Total bonds	-	-	7	-	7
Common stock
Industrial and miscellaneous	-	-	-	-	-
Total common stock	-	-	-	-	-
Derivative assets:
Interest rate contracts	-	11	-	-	11
Foreign exchange contracts	-	58	-	-	58
Equity contracts	-	854	17	-	871
Counterparty netting	-	-	-	(714)	(714)
Total derivative assets	-	923	17	(714)	226
Separate account assets	41,182	130	-	-	41,312
Total assets at fair value	$41,182	$1,053	$24	$(714)	$41,545
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$-	$10	$-	$-	$10
Foreign exchange contracts	-	81	-	-	81
Equity contracts	4	622	-	-	626
Counterparty netting	-	-	-	(714)	(714)
Total derivative liabilities	4	713	-	(714)	3
Total liabilities at fair value	$4	$713	$-	$(714)	$3

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets
Balance, January 1, 2020	$1	-	$6	$13	$20
Total realized/unrealized capital gains or losses:
Included in net income	(3)	-	-	(6)	(9)
Included in surplus	4	-	-	6	10
Purchases, issuances and settlements	(13)	-	(26)	6	(33)
Transfers into Level 3	20	-	20	-	40
Transfers out of Level 3	(2)	-	-	-	(2)
Balance, December 31, 2020	$7	-	$-	$19	$26
Total realized/unrealized capital gains or losses:
Included in net income	-	7	-	8	15
Included in surplus	-	-	-	(8)	(8)
Purchases, issuances and settlements	(7)	(5)	-	33	21
Transfers into Level 3	18	1	-	18	37
Transfers out of Level 3	-	-	-	-	-
Balance, December 31, 2021	$18	3	$-	$70	$91

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2021 and 2020, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2021 and 2020 may include changes in fair value that were attributable to both observable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2021.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2021
Derivative assets at fair value	$1	$248	$70	$319
Derivative liabilities at fair value	-	82	-	82

December 31, 2020
Derivative assets at fair value	$1	$924	$17	$942
Derivative liabilities at fair value	4	714	-	718

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

	Years ended December 31,
(in millions)	2021	2020
Life insurance	$-	$-
Annuities (excluding supplementary contracts with life contingencies)	37,706	37,663
Supplementary contracts with life contingencies	291	295
Accidental death benefits	-	-
Disability - active lives	-	-
Disability - disabled lives	-	-
Excess of VM-21 reserves over basic reserves	10	10
Deficiency reserves	-	-
Other miscellaneous reserve	74	122
Gross life and annuity reserves	38,081	38,090
Reinsurance ceded	-	-
Net life and annuity reserves	38,081	38,090
Accident and health reserves
Unearned premium reserves	-	-
Present value of amounts not yet due on claims	-	-
Additional contract reserves	-	-
Gross accident and health reserves	-	-
Reinsurance ceded	-	-
Net accident and health reserves	-	-
Aggregate policy reserves	$38,081	$38,090

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

		December 31, 2021
(in millions)		General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$5,449	$425	$15,522	$21,396	43.98	%
	b. At book value less current surrender charge of 5% or more	1,563	-	-	1,563	3.21	%
	c. At fair value	-	-	7,786	7,786	16.00	%
	d. Total with market adjustment or at fair value	7,012	425	23,308	30,745	63.19	%
	e. At book value without adjustment (minimal or no charge or adjustment)	17,226	-	-	17,226	35.41	%
(2)	Not subject to discretionary withdrawal	650	-	31	681	1.40	%
(3)	Total (gross: direct + assumed)	$24,888	$425	$23,339	$48,652	100.00	%
(4)	Reinsurance ceded	-	-	-	-
(5)	Total (net)* (3) - (4)	$24,888	$425	$23,339	$48,652
(6)	Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$179	$-	$-	$179
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B. Group Annuities:
		December 31, 2021
(in millions)		General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$913	$-	$2,409	$3,322	9.55	%
	b. At book value less current surrender charge of 5% or more	3,968	-	-	3,968	11.41	%
	c. At fair value	-	122	19,069	19,191	55.18	%
	d. Total with market adjustment or at fair value	4,881	122	21,478	26,481	76.14	%
	e. At book value without adjustment (minimal or no charge or adjustment)	8,181	-	-	8,181	23.52	%
(2)	Not subject to discretionary withdrawal	120	-	-	120	0.34	%
(3)	Total (gross: direct + assumed)	$13,182	$122	$21,478	$34,782	100.00	%
(4)	Reinsurance ceded	-	-	-	-
(5)	Total (net)* (3) - (4)	$13,182	$122	$21,478	$34,782
(6)	Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$606	$-	$-	$606
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

C. Deposit-Type Contracts (no life contingencies):
		December 31, 2021
(in millions)		General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$4,350	$-	$-	$4,350	70.88	%
	b. At book value less current surrender charge of 5% or more	4	-	-	4	0.06	%
	c. At fair value	-	-	-	-	-	%
	d. Total with market adjustment or at fair value	4,354	-	-	4,354	70.94	%
	e. At book value without adjustment (minimal or no charge or adjustment)	1,526	-	-	1,526	24.87	%
(2)	Not subject to discretionary withdrawal	257	-	-	257	4.19	%
(3)	Total (gross: direct + assumed)	$6,137	$-	$-	$6,137	100.00	%
(4)	Reinsurance ceded	-	-	-	-
(5)	Total (net)* (3) - (4)	$6,137	$-	$-	$6,137
(6)	Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$1	$-	$-	$1
* Represents annuity reserves reported in separate accounts liabilities

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2021:

December 31, 2021
		General Account			Separate Account - Nonguaranteed
(in millions)		Account value	Cash value	Reserve	Account value	Cash value	Reserve
A.	Subject to discretionary withdrawal, surrender values, or policy loans:
	(1) Term policies with cash value	$-	$-	$-	$-	$-	$-
	(2) Universal life	-	-	-	-	-	-
	(3) Universal life with secondary guarantees	-	-	-	-	-	-
	(4) Indexed universal life	-	-	-	-	-	-
	(5) Indexed universal life with secondary guarantees	-	-	-	-	-	-
	(6) Indexed life	-	-	-	-	-	-
	(7) Other permanent cash value life insurance	-	-	-	-	-	-
	(8) Variable life	-	-	-	-	-	-
	(9) Variable universal life	-	-	-	-	-	-
	(10) Miscellaneous reserves	-	-	-	-	-	-
B.	Not subject to discretionary withdrawal or no cash values
	(1) Term policies without cash value	XXX	XXX	$-	XXX	XXX	$-
	(2) Accidental death benefits	XXX	XXX	-	XXX	XXX	-
	(3) Disability - active lives	XXX	XXX	-	XXX	XXX	-
	(4) Disability - disabled lives	XXX	XXX	-	XXX	XXX	-
	(5) Miscellaneous reserves	XXX	XXX	-	XXX	XXX	-
C.	Total (gross: direct + assumed)	$-	$-	$-	$-	$-	$-
D.	Reinsurance ceded	-	-	-	-	-	-
E.	Total (net) (C) - (D)	$-	$-	$-	$-	$-	$-

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company’s separate account by certain states, including Texas.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The following table presents separate account assets by product or transaction:

	December 31, 2021		December 31, 2020

(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuities	$45,019	$-	$41,179	$-
Annuities with MVA features	-	429	-	415
DeKalb separate account	130	-	133	-
Total	$45,149	$429	$41,312	$415

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2021 and 2020 is $294 million and $302 million, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2021	$16	$2
2020	16	2
2019	16	1
2018	17	1
2017	18	2

Certain separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one quarter only, where the guaranteed interest rate is re-established each quarter based on the investment experience of the separate account. In no event can the interest rate be less than 3 percent. There are guarantees of principal and interest for purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at market value). The assets and liabilities of these separate accounts are carried at the quoted market value of the underlying assets. This business has been included in Column 1 of the table below.

There was no separate account business seed money at December 31, 2021 and 2020.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

(in millions)	Non-indexed Guarantee less than or equal to 4%	Non- guaranteed Separate Accounts	Total
December 31, 2021
Premiums, considerations or deposits	$37	$1,975	$2,012
Reserves for accounts with assets at:
Market value	$122	$44,818	$44,940
Amortized costs	425	-	425
Total reserves	$547	$44,818	$45,365
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$425	$17,931	$18,356
At market value	122	26,856	26,978
Subtotal	547	44,787	45,334
Not subject to discretionary withdrawal	-	31	31
Total reserves	$547	$44,818	$45,365
December 31, 2020
Premiums, considerations or deposits	$51	$1,916	$1,967
Reserves for accounts with assets at:
Market value	$132	$40,995	$41,127
Amortized costs	412	-	412
Total reserves	$544	$40,995	$41,539
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$412	$16,455	$16,867
At market value	132	24,514	24,646
Subtotal	544	40,969	41,513
Not subject to discretionary withdrawal	-	26	26
Total reserves	$544	$40,995	$41,539

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years ended December 31,
(in millions)	2021	2020	2019
Transfers to separate accounts	$2,017	$1,967	$2,230
Transfers from separate accounts	(4,387)	(4,103)	(3,897)
Net transfers from separate accounts	(2,370)	(2,136)	(1,667)
Transfers as reported in the Statutory Statements of Operations	$(2,370)	$(2,136)	$(1,667)

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Reserves for GMDB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $10 million at December 31, 2021 and 2020.

GMDB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $161 million and $179 million at December 31, 2021 and 2020, respectively.

GMWB

Certain of the Company’s variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to this benefit was $115 million and $123 million at December 31, 2021 and 2020, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

13. REINSURANCE

At December 31, 2021 and 2020, policy reserves on reinsurance assumed were $94 million and $97 million, respectively.

The Company has modified coinsurance and coinsurance reinsurance agreements with MetLife in Japan, pertaining to certain policies written via its branch in Japan. Under the agreements, the Company assumes liability for a quota share portion of contracts issued by MetLife in Japan that include GMIB and GMWB. The contracts assumed also include a GMDB provision. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100 percent quota share and are assumed under coinsurance agreements. The GMIB (after its utilization date) has a 100 percent quota share and is assumed under the modified coinsurance provisions. The benefits provided by the reinsured contracts are assumed with a 50 percent quota share and varied quota share under the modified coinsurance agreements. The agreements are unlimited in duration, but were terminated for new business after March 31, 2009.

The Company calculates total policy reserves for contracts assumed by MetLife in Japan pursuant to AG 43, which includes all assumed GMIB, GMWB and GMDB benefits. MetLife in Japan holds a modified coinsurance reserve for the contracts under the agreements. The Company holds a reserve equal to the excess, if any, of the AG 43 reserve above the modified coinsurance reserve.

AIG established Fortitude Reinsurance Company, Ltd. (“Fortitude Re”), a wholly owned subsidiary of Fortitude Group Holdings, LLC (“Fortitude Holdings”), in 2018 in a series of reinsurance transactions related to certain of AIG’s legacy operations. In February 2018, the Company, American General Life Insurance Company and The United States Life Insurance Company in the City of New York (USL) entered into modified coinsurance (“modco”) agreements with Fortitude Re. On July 1, 2020, AGL and USL amended the modco agreements. Under the terms of the amendment, certain business ceded to Fortitude Re was recaptured and certain additional business was ceded to Fortitude Re.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

In November 2018, AIG sold a 19.9% ownership interest in Fortitude Holdings to TC Group Cayman Investments Holdings, L.P. (“TCG”), an affiliate of Carlyle. On June 2, 2020, AIG completed the sale of a majority of the interests in Fortitude Holdings to Carlyle FRL, L.P. (“Carlyle FRL”), an investment fund advised by an affiliate of The Carlyle Group Inc. (“Carlyle”), and T&D United Capital Co., Ltd. (“T&D”), a subsidiary of T&D Holdings, Inc., under the terms of a membership interest purchase agreement entered into on November 25, 2019 by and among AIG, Fortitude Holdings, Carlyle FRL, Carlyle, T&D and T&D Holdings, Inc. (the “Majority Interest Fortitude Sale”). As a result of completion of the Majority Interest Fortitude Sale, Carlyle FRL purchased from AIG a 51.6% ownership interest in Fortitude Holdings and T&D purchased from AIG a 25% ownership interest in Fortitude Holdings; AIG retained a 3.5% ownership interest in Fortitude Holdings and one seat on its Board of Managers. On October 1, 2021, AIG, contributed its remaining 3.5% ownership interest in FGH Parent, L.P., to Corebridge. As of the closing of the Majority Interest Fortitude Sale, these reinsurance transactions are no longer considered affiliated transactions.

Following closing, in the second quarter of 2020, AIG contributed $135 million of the proceeds of the Majority Interest Fortitude Sale to USL. For further information regarding the Fortitude Re reinsurance transactions, please refer to AIG’s Form 10-K for the year ended December 31, 2021.

The table below presents the impact of the execution of the ModCo Agreement in February 2018 with an effective date of January 1, 2017, by line item in the Company’s statements of assets, liabilities, surplus and other funds and on the summary of operations:

				Balance as of December 31, 2021
Statutory Statements of Assets, Liabilities and Capital and
Funds withheld				$-

Increase (Decrease) (in millions)	Initial Accounting	As of and Year Ended December 31, 2020, 2019, 2018 and 2017	Total Reported at December 31, 2020	As of and Year Ended December 31, 2021
Statutory Statement of Operations
Premiums and annuity considerations	$(592)	$(1)	$(592)	$-
Commissions and expense allowances	-	1	1	-
Reserve adjustments on reinsurance ceded	592	(187)	404	(108)
Total revenues	-	(187)	(187)	(108)
Death benefits	-	-	-	-
Annuity benefits	-	(58)	(58)	(19)
Surrender benefits	-	-	-	-
Other benefits	-	(130)	(130)	(25)
Total benefits and expenses	-	(188)	(188)	(44)
Net gain from operations before dividends to policyholders and federal income taxes	-	1	1	(64)
Dividends to policyholders	-	-	-	-
Net gain from operations after dividends to policyholders and before federal income taxes	$-	$1	$1	$(64)

14. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes

On March 27, 2020, the U.S. enacted the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act to mitigate the economic impacts of the COVID-19 crisis. The tax provisions of the CARES Act have not had and are currently not expected to have a material impact on the Company’s U.S. federal tax liabilities.

On November 15, 2021, the U.S. enacted the Infrastructure Investment and Jobs Act to improve infrastructure in the U.S. The tax provisions for the Infrastructure Investment and Jobs Act have not had and are currently not expected to have a material impact on our U.S. federal tax liabilities.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2021			December 31, 2020			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$514	$482	$996	$483	$389	$872	$31	$93	$124
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-
Adjusted gross DTA	514	482	996	483	389	872	31	93	124
DTA non-admitted	349	482	831	342	389	731	7	93	100
Net admitted DTA	165	-	165	141	-	141	24	-	24
DTL	55	-	55	53	-	53	2	-	2
Total	$110	$-	$110	$88	$-	$88	$22	$-	$22

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2021			December 31, 2020			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components SSAP 101
Federal income taxes paid in prior years recoverable through loss carry backs	$-	$-	$-	$-	$-	$-	$-	$-	$-
Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	110	-	110	88	-	88	22	-	22
1. Adjusted gross DTA expected to be realized following the reporting date	110	-	110	88	-	88	22	-	22
2. Adjusted gross DTA allowed per limitation threshold	-	-	596	-	-	534	-	-	62
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	55	-	55	53	-	53	2	-	2
DTA admitted as the result of application of SSAP 101	$165	$-	$165	$141	$-	$141	$24	$-	$24

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years ended December 31,
($ in millions)	2021	2020
Ratio percentage used to determine recovery period and threshold limitation amount	931%	852%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$3,970	$3,562

The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.

The Company’s planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2021	2020	2019
Current income tax expense
Federal	$272	$270	$303
Federal income tax on net capital gains	14	46	33
Federal income tax incurred	$286	$316	$336

	Years Ended December 31,
(in millions)	2021	2020	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$130	$108	$22
Investments	3	4	(1)
Deferred acquisition costs	229	191	38
Fixed assets	113	128	(15)
Tax credit carryforward	36	48	(12)
Other (including items less than 5% of total ordinary tax assets)	3	4	(1)
Subtotal	514	483	31
Non-admitted	349	342	7
Admitted ordinary deferred tax assets	165	141	24
Capital:
Investments	482	389	93
Subtotal	482	389	93
Statutory valuation allowance adjustment	-	-	-
Non-admitted	482	389	93
Admitted capital deferred tax assets	-	-	-
Admitted deferred tax assets	165	141	24
Deferred tax liabilities:
Ordinary:
Investments	11	4	7
Policyholder reserves	44	49	(5)
Other (including items less than 5% of total ordinary tax liabilities)	-	-	-
Subtotal	55	53	2
Capital:
Other (including items less than 5% of total capital tax liabilities)	-	-	-
Subtotal	-	-	-
Deferred tax liabilities	55	53	2
Net deferred tax assets	$110	$88	$22

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2021	2020	Change
Total adjusted deferred tax assets	$996	$872	$124
Total deferred tax liabilities	55	53	2
Net adjusted deferred tax assets	$941	$819	122
Tax effect of unrealized capital gains (losses)			20
Tax effect of unrealized gains (losses) recorded in cumulative effect of changes in accounting principle			(26)
Change in net deferred income tax			$116

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2021		December 31, 2020		December 31, 2019
(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Income tax expense at applicable rate	$205	21.0%	$185	21.0%	$161	21.0%
Dividends received deduction	(34)	(3.4)	(24)	(2.8)	(26)	(3.3)
Prior year return true-ups and adjustments	(16)	(1.7)	(22)	(2.5)	(15)	(1.8)
Tax credit expiration	10	1.0	8	0.9	5	0.5
Amortization of interest maintenance reserve	3	0.3	(3)	(0.3)	6	0.8
Surplus adjustments	2	0.2	34	4.0	-	-
Change in non-admitted assets	-	0.1	(1)	(0.2)	-	(0.1)
Change in valuation adjustment	-	-	-	-	(54)	(7.0)
Impact of Tax Act	-	-	-	-	(1)	(0.1)
Statutory income tax expense	$170	17.5%	$177	20.1%	$76	10.0%
Federal income taxes incurred	$286	29.4%	$316	35.9%	$336	43.8%
Change in net deferred income taxes	(116)	(11.9)	(139)	(15.8)	(260)	(33.8)
Statutory income tax expense	$170	17.5%	$177	20.1%	$76	10.0%

At December 31, 2021, the Company had the following foreign tax credits carryforwards:

(in millions)
Year Expires	Amount
2022	$7
2023	8
2024	4
Total	$19

At December 31, 2021, the Company had no operating loss carryforwards or capital loss carryforwards.

At December 31, 2021, the Company had the following general business credit carryforwards:

(in millions)
Year Expires	Amount
2028	$4
2029	4
2030	1
2033	8
Total	$17

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2019	$120
2020	191
2021	140
Total	$451

In general, realization of DTAs depends on a company’s ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $996 million and concluded that no valuation allowance was required at December 31, 2021. Similarly, the Company concluded that no valuation allowance was required on the DTAs of $873 million at December 31, 2020.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2021	2020
Gross unrecognized tax benefits at beginning of year	$12	$17
Increases in tax position for prior years	-	-
Decreases in tax position for prior years	(1)	(5)
Gross unrecognized tax benefits at end of year	$11	$12

At December 31, 2021 and 2020, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $11 million and $12 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expenses. At December 31, 2021 and 2020 the Company had accrued less than $1 million and $2 million, respectively, for the payment of interest (net of the federal benefit) and penalties. At December 31, 2021 and 2020, the Company recognized a benefit of $2 million and $3 million, respectively, of interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2021, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examination for the taxable years 2011-2013 and engaging in the IRS Appeals process in regard to years 2007-2010. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company’s taxable years 2007-2020 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2021.

The Company has no alternative minimum tax credits at December 31, 2021.

The Company joins in the filing of a consolidated federal income tax return with AIG.

The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The following table lists those companies that form part of the 2021 AIG consolidated federal tax return:

Company	Company	Company	Company	Company
A.I. Credit Corp.	AGC Life Insurance Company	AGL Assignment Company, LLC	AGL Loan Investments Corporation	AGLIC Investments Bermuda Limited

AH SLP 1094 San Lucas, LLC	AH SubGP 1000 Woodwind Lakes, LLC	AH SubGP 1007 Highland Meadow, LLC	AH SubGP 1020 Collingham, LLC	AH SubGP 1045 Montgomery, LLC

AH SubGP 1098 Green Pines, LLC	AH SubGP 1158 Flat Iron, LLC	AH SubGP 1248 North Vista, LLC	AH SubGP 1263 West Virginia, LLC	AH SubGP 1384 Woodglen, LLC

AH SubGP 1433 Magnolia, LLC	AH SubGP 1450 Timber, LLC	AH SubGP 1470 Palmetto, LLC	AH SubGP 1480 Eastmont Senior, LLC	AH SubGP 1535 Hunter’s Run, LLC

AH SubGP 1548 Walnut, LLC	AH SubGP 1551 Spanish Creek, LLC	AH SubGP 1597 Broadmoor, LLC	AH SubGP 1600 Rainer, LLC	AH SubGP 1631 Broadway, LLC

AH SubGP 1694 Sonoma, LLC	AH SubGP 245 Garland, LLC	AH SubGP 479 Sunrise, LLC	AH SubGP 516 Merrilltown, LLC	AH SubGP 641 McKinney Apartments, LLC

AH SubGP 665 Salinas Bay, LLC	AH SubGP 693 Parkland Pointe, LLC	AH SubGP 716 Villas of Mission Bend, LLC	AH SubGP 759 Parker Commons, LLC	AH SubGP 785 Mayfield, LLC

AH SubGP 787 North Knoll, LLC	AH SubGP 835 Whispering, LLC	AH SubGP 842 Huebner, LLC	AH SubGP 911 Mainland, LLC	AH SubGP 929 Collinwood, LLC

AH SubGP 936 Emmaus, LLC	AH SubGP 997 Maxey, LLC	AH SubGP Crestview Duplexes, LLC	AH SubGP GAG Gandolf, LLC	AH SubGP MDL, LLC

AIG Aerospace Adjustment Services, Inc.	AIG Aerospace Insurance Services, Inc.	AIG Asset Management (U.S.), LLC	AIG Asset Management EU CLO, LLC	AIG Assurance Company

AIG BG Holdings LLC	AIG Capital Corporation	AIG Capital Services, Inc.	AIG Claims, Inc.	AIG Commercial Equipment Finance, Inc.

AIG Commercial Real Estate Lending	AIG Credit (Europe) Corporation	AIG Credit Corp.	AIG Direct Insurance Services, Inc.	AIG Employee Services, Inc.

AIG FCOE, Inc.	AIG Federal Savings Bank	AIG Financial Products Corp.	AIG Fund Services, Inc.	AIG Global Asset Management Holdings Corp.

AIG Global Capital Markets Securities, LLC	AIG Global Operations (Ireland) Limited	AIG Global Real Estate Investment Corp.	AIG GLOBAL REAL ESTATE INVESTMENT CORP. [RUSS	AIG Home Protection Company, Inc.

AIG Insurance Management Services, Inc.	AIG International Inc.	AIG Kirkwood, Inc.	AIG Korean Real Estate Development YH	AIG Life Holdings, Inc.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company	Company	Company	Company
AIG Life of Bermuda, Ltd.	AIG Markets, Inc.	AIG Matched Funding Corp.	AIG MEA Investments and Services, LLC	AIG Mortgage Capital, LLC

AIG North America, Inc.	AIG Partnership Holdings Corp.	AIG PC Global Services Inc.	AIG PC Global Services, Inc. United Kingdom	AIG Procurement Services, Inc.

AIG Property Casualty Company	AIG Property Casualty Europe Financing Ltd.	AIG Property Casualty International, LLC	AIG Property Casualty U.S., Inc.	AIG Property Casualty, Inc.

AIG Realty, Inc.	AIG Securities Lending Corp.	AIG Shared Services	AIG Shared Services Corporation	AIG Shared Services Corporation - Management

AIG Shared Services Corporation (Philippines)	AIG Specialty Insurance Company	AIG Spring Ridge I, Inc.	AIG Technologies, Inc.	AIG Technologies, Inc. (U.K. branch)

AIG Travel Assist, Inc.	AIG Travel, Inc.	AIG UNITED GUARANTY AGENZIA DI ASSICURAZIONE	AIG Warranty Services of Florida, Inc.	AIG WarrantyGuard, Inc.

AIG.COM, Inc.	AIG-FP Capital Preservation Corp.	AIG-FP Matched Funding Corp.	AIG-FP Pinestead Holdings Corp.	AIGGRE DC Ballpark Investor, LLC
AIGGRE Europe Real Estate Fund I	AIGGRE Europe Real Estate Fund I GP S.a r.l.	AIGGRE Europe Real Estate Fund II GP S.a.r.l	AIGGRE Market Street II LLC	AIGGRE U.S. LT Apartments Investor Lexington

AIGGRE U.S. Real Estate Fund I	AIGGRE U.S. Real Estate Fund II	AIGGRE U.S. Real Estate Fund II GP, LLC	AIGGRE U.S. Real Estate Fund III	AIGGRE U.S. Real Estate Fund IV Lexington

AIGGRE U.S. Real Estate Fund IV Sidecar	AIGGRE VISTA, LLC	AIGT Inc. Hong Kong Branch	AIU Insurance Company	Akita, Inc.

Alabaster Capital LLC	AlphaCat Capital Inc.	AM Holdings LLC	American Athletic Club, Inc.	American General Annuity Service Corporation

American General Assignment	American General Assignment Corporation	American General Insurance Agency, Inc.	American General Life Ins. Co. Non-Insulated	American General Life Insurance Co. - Insulat

American General Life Insurance Company	American General Life Services Company, LLC	American General Realty	American Home Assurance Company	American International Facilities Management

American International Group, Inc.	American International Realty Corporation	American International Reinsurance	Arthur J. Glatfelter Agency, Inc.	Blackboard Customer Care Insurance Services

Blackboard Insurance Company	Blackboard Services, LLC	Blackboard Specialty Insurance Company	Blackboard U.S. Holdings, Inc.	CAP Investor 1, LLC

CAP Investor 10, LLC	CAP Investor 14, LLC	CAP Investor 2, LLC	CAP Investor 4, LLC	CAP Investor 5, LLC

CAP Investor 8, LLC	Charleston Bay SAHP Corp.	Commerce and Industry Insurance Company	Connective Mortgage Advisory Company	Crop Risk Services, Inc.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company	Company	Company	Company
Crossings SAHP Corp.	Design Professionals Association	DIL/SAHP Corp.	DSA P&C Solutions, Inc.	Eaglestone Reinsurance Company

Eastgreen, Inc.	First Principles Capital Management, LLC	Forest SAHP Corp.	Fortitude Life & Annuity Solutions, Inc.	GIG of Missouri, Inc.

GIG Reinsurance Company, Ltd.	Glatfelter Claims Management, Inc.	Glatfelter Properties, LLC	Glatfelter Underwriting Services, Inc.	Global Loss Prevention, Inc.

Global Loss Prevention, Inc. [Canada]	Grand Savannah SAHP Corp.	Granite State Insurance Company	Health Direct, Inc.	Illinois National Insurance Co.

Integrated Manufacturing Companies, Inc.	Knickerbocker Corporation	LBMA Equipment Services, Inc.	Lexington Insurance Company	Lexington Specialty Insurance Agency, Inc.

Lilac Heights LLC	Livetravel, Inc.	LSTREET I, LLC	LSTREET II, LLC	MG Reinsurance Limited

MIP Mezzanine, LLC	MIP PE Holdings, LLC	Morefar Marketing, Inc.	Mt. Mansfield Company, Inc.	National Union Fire Insurance

National Union Fire Insurance Company	New Hampshire Insurance Company	PCG 2019 Corporate Member Limited	Pearce & Pearce, Inc.	Pine Street Real Estate Holdings Corp.

Prairie SAHP Corp.	Rialto Melbourne Investor LLC	Risk Specialists Companies	SA Affordable Housing, LLC	SA SubGP 1000 Woodwind Lakes, LLC

SAAHP GP Corp.	SAFG Capital LLC	SAFG Markets, LLC	SAFG Retirement Services, Inc.	SAFG Technologies, LLC
SAHP GA III - SC LLC	Sandstone (2016) Ltd.	SCSP Corp.	Service Net Solutions of Florida, LLC	Service Net Warranty, LLC

SLP Housing GPDNAC, LLC	SNW Insurance Agency, LLC	Spruce Peak Realty, LLC	Stowe Mountain Holdings, Inc.	Stratford Insurance Company

SubGen NT, Inc.	SunAmerica Affordable Housing Partners, Inc.	SunAmerica Asset Management, LLC	SunAmerica Fund Assets 104, LLC	SunAmerica Fund Assets 110, LLC

SunAmerica Fund Assets 112, LLC	SunAmerica Fund Assets 119, LLC	SunAmerica Fund Assets 150, LLC	SunAmerica Fund Assets 163, LLC	SunAmerica Fund Assets 83, LLC

SunAmerica Fund Assets, LLC	SunAmerica Life Reinsurance Company	SunAmerica Retirement Markets, Inc.	Susquehanna Agents Alliance, LLC	The Glatfelter Agency, Inc.

The Insurance Company of the	The United State Life Insurance Company	The United States Life Insurance	The United States Life Insurance Company	The Variable Annuity Life - Insulated

The Variable Annuity Life - Non-Insulated	The Variable Annuity Life Insurance Company	Travel Guard Americas LLC Sucursal Mexico	Travel Guard Americas, LLC	Travel Guard Americas, LLC [Argentina]

Travel Guard Group, Inc.	Tudor Insurance Company	U G Corporation	VALIC Financial Advisors, Inc.	VALIC Retirement Services Company

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company	Company	Company	Company

Validus America, Inc.	Validus Re Americas (New Jersey), Inc.	Validus Reaseguros, Inc.	Validus Services, Inc.	Validus Specialty Underwriting Services, Inc.

Validus Specialty, LLC	Volunteer Firemen’s Insurance Services, Inc.	Western World Insurance Company

15. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2021, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a twelve-month period, measured retrospectively from the date of payment, which the Company can pay without obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company’s statutory surplus as regards to policyholders at the preceding December 31; or (2) the Company’s preceding year’s statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2022 without prior approval of the TDI is $395 million. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2021, 2020 and 2019:

Date	Type	Cash or Non-cash	Amount (in millions)
2021
June 15, 2021	Ordinary	Cash	$34
September 24, 2021	Ordinary	Cash	86
December 27, 2021	Ordinary	Cash	274

2020
September 18, 2020	Ordinary	Cash	$86
December 18, 2020	Ordinary	Cash	274

2019
March 28, 2019	Extraordinary	Cash	$174
June 26, 2019	Extraordinary	Cash	174
September 25, 2019	Extraordinary	Cash	274

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

16. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company’s employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG’s allocation of the Company’s share of expenses from the plans based on participants’ earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG and its subsidiaries.

The following table presents information about employee-related costs (expense credits) allocated to the Company:

	Years ended December 31,
(in millions)	2021	2020	2019
Defined benefit plans	$(15)	$(9)	$(2)

Defined Contribution Plan

AIG sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS-imposed limitations.

Effective January 1, 2016, AIG provides participants in the plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company’s pre-tax expense associated with this plan were $23 million, $22 million and $20 million in 2021, 2020 and 2019, respectively.

Share-based and Deferred Compensation Plans

AIG sponsors Long Term Incentive Plans (“LTIP”) that provide for annual awards to certain employees, including senior executive officers and other highly compensated employees that may be a combination of one or more of the following units: performance share units (“PSUs”), restricted stock units (“RSUs”), or stock options.

The number of PSUs issued on the grant date (the target) provides the opportunity for the LTIP participant to receive shares of AIG Common Stock based on AIG achieving specified performance goals at the end of a three-year performance period. These performance goals are pre-established by AIG’s Compensation and Management Resources Committee for each annual grant and may differ from year to year. The actual number of PSUs earned can vary from zero to 200 percent of the target for the 2021, 2020 and 2019 awards, depending on AIG’s performance relative to a specified peer group and/or the outcome of pre-established financial goals, as applicable. RSUs and stock options are earned based on continued service by the participant.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Vesting occurs on January 1 of the year immediately following the end of the three-year performance period. For awards granted prior to 2017, vesting occurs in three equal installments beginning on January 1 of the year immediately following the end of a performance period and January 1 of each of the next two years. Recipients must be employed at each vesting date to be entitled to share delivery, except upon the occurrence of an accelerated vesting event, such as an involuntary termination without cause, disability, retirement eligibility or death during the vesting period.

LTI awards accrue dividend equivalent units (“DEUs”) in the form of additional PSUs and/or RSUs whenever a cash dividend is declared on shares of AIG Common Stock; the DEUs are subject to the same vesting terms and conditions as the underlying unit.

The Company receives an allocation from AIG for these expenses. The Company recognized compensation expenses of $10 million, $9 million and $8 million for the years ending December 31, 2021, 2020 and 2019, respectively, based on the value of AIG’s common stock on the date of grant of which all was recharged to related parties.

Modification of LTI Awards

During the third quarter of 2019, the Company added a modifier to the 2019 performance share units awarded to certain senior executives to cap payout at 100 percent of target if our total shareholder return for the three-year performance period is below peer median. The Company did not recognize any incremental compensation expense as a result of this modification. During the third quarter of 2020, the Company reduced the performance goals from three to two metrics for the 2018 LTI and 2019 LTI awards for certain PSU recipients.

17. DEBT

The Company is a member of the FHLB of Dallas.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed.

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2021	2020
Membership stock - Class B	$7	$7
Activity stock	9	9
Excess stock	1	1
Total	$17	$17

Actual or estimated borrowing capacity as determined by the insurer	$2,985	$2,879

The Company did not hold any Class A at either December 31, 2021 or 2020.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2021		December 31, 2020
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$454	$479	$729	$782

Maximum amount pledged during reporting period	$710	$761	$984	$1,029

The Company’s borrowing capacity is determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreement amounts and maximum borrowings from the FHLB:

	December 31,
(in millions)	2021	2020
Maximum amount borrowed during reporting period	$210	$209

While the funding agreements are presented herein to show all amounts received from the FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. There were no advances taken by the Company as debt which were outstanding at December 31, 2021 and 2020.

On February 15, 2018, the Company entered into a funding agreement with FHLB of Dallas in the amount of $209 million for a 10-year term with a floating interest rate.

18. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $955 million and $970 million at December 31, 2021 and 2020, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2021, $513 million are currently expected to expire in 2022 and the remainder by 2041, based on the expected life cycle of the related fund, and the Company’s historical funding trends for such commitments.

At December 31, 2021 and 2020, the Company had $347 million and $162 million, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $42 million are expected to expire in 2022 and the remainder by 2036, based on the expected life cycle of the related loans, and the Company’s historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2021, the future minimum lease payments under the operating leases are as follows:

(in millions)
2022	$3
2023	2
2024	2
2025	1
2026	-
Remaining years after 2026	-
Total	$8

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Rent expense was $3 million in 2021, $4 million in 2020 and $4 million in 2019.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company had accrued $8 million for these guarantee fund assessments at December 31, 2021 and 2020. The Company had receivables of $3 million at December 31, 2021 and 2020, for expected recoveries against the payment of future premium taxes.

The Company is not subject to the risk-sharing provisions of the Affordable Care Act.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Standard of Care Development

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company’s activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions. The applicable provisions of ERISA and the Internal Revenue Code are subject to enforcement by the DOL, the Internal Revenue Service (IRS) and the Pension Benefit Guaranty Corporation.

The Company and its distributors are subject to laws and regulations regarding the standard of care applicable to sales of its products and the provision of advice to its customers. In recent years, many of these laws and regulations have been revised or reexamined while others have been newly adopted. The Company continues to closely follow these legislative and regulatory activities. Changes in standard of care requirements or new standards issued by

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

governmental authorities, such as the DOL, the SEC, the NAIC or state regulators and/or legislators, may affect the Company’s businesses, results of operations and financial condition. While the Company cannot predict the long-term impact of these legislative and regulatory developments on the Company’s business, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace. For further information regarding standard of care developments, please refer to AIG’s Form 10-K for the year ended December 31, 2021.

19. RELATED PARTY TRANSACTIONS

Events Related to AIG

On October 26, 2020, AIG announced its intention to separate its Life and Retirement business from AIG. On November 2, 2021, AIG and Blackstone Inc. (“Blackstone”) completed the acquisition by Blackstone of a 9.9 percent equity stake in Corebridge for $2.2 billion in an all cash transaction, subject to adjustment if the final pro forma adjusted book value is greater or lesser than the target pro forma adjusted book value. As part of the separation, most of AIG’s investment operations were transferred to Corebridge or its subsidiaries as of December 31, 2021, and AIG entered into a long-term asset management relationship with Blackstone to manage an initial $50 billion of our existing investment portfolio beginning in the fourth quarter of 2021, with that amount increasing by increments of $8.5 billion per year for five years beginning in the fourth quarter of 2022, for an aggregate of $92.5 billion. In addition, Blackstone designated one member of the Board of Directors of Corebridge, which consists of 13 directors. Pursuant to the definitive agreement, Blackstone will be required to hold its ownership interest in Corebridge following the completion of the separation of the Life and Retirement business, subject to exceptions permitting Blackstone to sell 25%, 67% and 75% of its shares after the first, second and third anniversaries, respectively, of the initial public offering of Corebridge (the “IPO”), with the transfer restrictions terminating in full on the fifth anniversary of the IPO.

On November 1, 2021, Corebridge declared a dividend payable to AIG in the amount of $8.3 billion. In connection with such dividend, Corebridge issued a promissory note to AIG in the amount of $8.3 billion, which will be required to be paid to AIG prior to the initial public offering of Corebridge. AIG released a press release announcing the completion of the sale. As of February 16, 2022, no amounts have been paid under the promissory note. Please refer to AIG Form 10-K dated February 17, 2022 for additional information.

On December 15, 2021, AIG and Blackstone Real Estate Income Trust (BREIT), a long-term, perpetual capital vehicle affiliated with Blackstone, completed the acquisition by BREIT of AIG’s interests in a U.S. affordable housing portfolio for $4.9 billion, in an all cash transaction. AIG’s interests in the affordable housing portfolio sold were primarily held through Corebridge with the remainder held through SA Affordable Housing, LLC, an affiliate of the Company.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

COVID-19

The COVID-19 pandemic is still evolving, but it has caused significant societal disruption and created adverse economic impacts relevant to our business, such as a mortality increase as compared to pricing expectations, volatility in the capital markets, disruptions in the labor market, supply chain disruption, and most recently, an inflationary environment.

We cannot estimate the ultimate impact of the COVID-19 pandemic on our business, results of operations, financial condition and liquidity. We also cannot, at this time, estimate the full extent to which the pandemic has caused and may continue to cause certain risks to our business, including those discussed herein, to be heightened or realized.

For further information regarding the impact of COVID-19 on AIG and its businesses, please refer to AIG’s Form 10-K for the year ended December 31, 2021.

Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company’s commercial mortgage loans were transferred to special purpose entities (Selkirk No.2 Investments, Selkirk No.3V Investments), with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. Selkirk No.2 Investments was redeemed in full in 2020, and Selkirk No.3V Investments was redeemed in full in 2021.

Lighthouse VI

During 2013, the Company, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company’s Representative Security Account (RSA).

In each transaction, a portion of the Company’s securities were transferred to the RSA of the affiliate, AGL, in exchange for other AGL securities. As of October 2021, the CTFs for the Lighthouse I and Lighthouse II transactions were liquidated.

Ambrose

During 2012, 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (the Ambrose entities). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. These structured securities were designed to closely replicate the interest and principal amortization payments of the transferred securities.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG, which are guaranteed by AIG. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand.

These capital commitments received by the Ambrose entities range from $200 million to $400 million per entity.

In February 2021, March 2021 and May 2021, the structured securities issued by Ambrose 2013-4, Ambrose 2012-1 and Ambrose 2014-6, respectively, were redeemed in full.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

American Home Guarantee

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of the agreement, American Home has unconditionally and irrevocably guaranteed insurance policies that the Company issued between March 3, 2003 and December 29, 2006. American Home’s audited statutory financial statements are filed with the SEC in the Company’s registration statements for variable products that are subject to the Guarantee.

Affiliate Transactions

The Company purchases or sells securities, at fair market value, to or from affiliates in the ordinary course of business.

During the year ended December 31, 2021, the Company purchased or sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business. For additional information regarding purchase and sale transactions involving the Company with an affiliate, please refer to the Company’s Annual Registration Statement and monthly amendments filed with the TDI.

On June 2, 2020, in connection with AIG’s completion of the sale of a majority of the interests in Fortitude Group Holdings, LLC, the Company executed an Amended and Restated Modified Coinsurance Agreement (the “Amended and Restated ModCo”) with Fortitude Reinsurance Company, Ltd. (“Fortitude”) with an effective date of June 1, 2020. Fortitude is a wholly owned subsidiary of Fortitude Group Holdings, LLC. The Amended and Restated ModCo amends and restates the Modified Coinsurance Agreement previously executed by the Company with Fortitude in February 2018. Following AIG’s completion of the aforementioned sale, Fortitude is no longer an affiliate of the Company.

At December 31, 2021, the Company’s unfunded capital commitments to US Fund I, US Fund II, US Fund III, Europe Fund I and Europe Fund II were approximately $10.9 million, $13.1 million, $59.4 million, $5.5 million and $85.6 million, respectively.

At December 31, 2020, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $11.3 million, $14.9 million, $59.3 million, $6 million and $103.3 million, respectively.

At December 31, 2019, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $11.7 million, $16.7 million, $179.3 million, $5.5 million and $108.3 million, respectively.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG, in which the Company and each such affiliate can borrow monies from AIG subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million.

At December 31, 2021 and 2020, the Company did not have any amounts outstanding under the facility.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company’s investments in non-insurance SCA entities at December 31, 2021:

(in millions)	Gross Amount	Non-admitted Amount	Admitted Asset Amount	Date of NAIC Filing
VALIC Retirement Services Company	$18	$18	$-	NA
VALIC Finl Advisors Inc	112	-	112	April 19, 2021
AIG Life Fund Hldgs Ltd	16	-	16	December 17, 2020
Total	$146	$18	$128

Operating Agreements

The Company has investments in a Liquidity Pool in which funds are managed by an affiliate, AIG Capital Management Corporation, in the amount of $35 million and $45 million at December 31, 2021 and 2020, respectively. These funds were reclassified in 2020 to cash equivalents from short-term investments per NAIC guidelines.

Pursuant to service and expense agreements, AIG and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $419 million, $427 million and $390 million as part of the cost sharing expenses attributed to the Company but incurred by AIG and affiliates in 2021, 2020 and 2019, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $39 million in 2021, and $43 million in 2020 and $39 million in 2019.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

20. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2021 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
12669FK85	$7	$-	$7	$-	$10	3/31/2021
17307GCB2	90	88	2	88	73	3/31/2021
93364AAB8	2,342	2,341	1	2,341	2,299	3/31/2021
126685DB9	5,742	5,361	381	5,361	5,485	3/31/2021
126670MC9	920	905	15	905	911	3/31/2021
94983JAA0	1,947	1,946	1	1,946	1,908	3/31/2021
225470FB4	1,228	1,190	38	1,190	1,227	3/31/2021
15132EKB3	69	7	62	7	-	3/31/2021
151314GH8	50	49	1	49	22	3/31/2021
225458FX1	342	276	66	276	299	3/31/2021
15132EKA5	537	532	5	532	521	3/31/2021
693675BQ2	1,136	1,124	12	1,124	1,078	3/31/2021
693675BR0	652	650	2	650	615	3/31/2021
Quarterly Total	$15,062	$14,469	$593	$14,469	$14,448
3622MSAA0	$376	$354	$22	$354	$308	6/30/2021
Quarterly Total	$376	$354	$22	$354	$308
617451CW7	$9,114	$9,095	$19	$9,095	$9,057	9/30/2021
Quarterly Total	$9,114	$9,095	$19	$9,095	$9,057

		Year-end total	$634

* Structured notes held by the Company that are defined as a Mortgage-Referenced Security by the IAO.

21. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2022, the date the financial statements were issued.

On March 28th, 2022, AIG announced a strategic partnership with BlackRock, Inc. (“BlackRock”), through which BlackRock will manage a significant portion of fixed income and other assets in the AIG and Life & Retirement investment portfolios. The arrangements contemplate BlackRock managing up to $60 billion of the global AIG investment portfolio and up to $90 billion of the Life & Retirement investment portfolio. Additionally, BlackRock’s Aladdin platform will provide investment management technology for both AIG and Life & Retirement.

On March 29, 2022, AIG issued a press release announcing that its majority-owned subsidiary, Corebridge Financial, Inc., intends to commence a private offering of senior unsecured notes (the “Notes”) in connection with the previously announced separation of AIG’s Life and Retirement business. The Notes will be offered in a private offering exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”).

The Company paid an ordinary cash dividend of $100 million to AGC Life on March 28, 2022.

Supplemental Information

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

(in millions)	December 31, 2021
Investment income earned:
Government bonds	$24
Other bonds (unaffiliated)	1,634
Common stocks of affiliates	60
Cash and short-term investments	5
Mortgage loans	315
Real estate	2
Contract loans	24
Other invested assets	67
Derivative instruments	42
Miscellaneous income	6
Gross investment income	$2,179

Real estate owned - book value less encumbrances	$5

Mortgage loans - book value:
Commercial mortgages	$6,477
Residential mortgages	174
Mezzanine loans	106
Total mortgage loans	$6,757

Mortgage loans by standing - book value:
Good standing	$6,620
Good standing with restructured terms	111
Interest overdue more than 90 days, not in foreclosure	11
Foreclosure in process	15
Total mortgage loans	$6,757

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$38,538
Common stocks	$147

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$1,839
Over 1 year through 5 years	8,949
Over 5 years through 10 years	10,328
Over 10 years through 20 years	7,386
Over 20 years	10,037
Total maturity	$38,539

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$21,345
Class 2	14,599
Class 3	1,427
Class 4	738
Class 5	338
Class 6	92
Total by class	$38,539

Total bonds, short-term and cash equivalent bond investments publicly traded	$22,970
Total bonds, short-term and cash equivalent bond investments privately placed	15,570

Preferred stocks - statement value	$6
Common stocks - market value	147
Short-term investments - book value	2
Cash equivalents - book value	45
Options, caps and floors owned - statement value	136
Collar, swap and forward agreements open - statement value	99
Futures contracts open - current value	1
Cash on deposit	(107)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

(in millions)	December 31, 2021
Life insurance in-force:
Industrial	$-
Ordinary	2
Credit	-
Group	-

Amount of accidental death insurance in-force under ordinary policies	-

Life insurance policies with disability provisions in-force:
Industrial	-
Ordinary	-
Group life	-

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	26
Income payable	6

Ordinary - involving life contingencies:
Amount on deposit	299
Income payable	39

Annuities:
Ordinary:
Immediate - amount of income payable	$19
Deferred, fully paid - account balance	24,532
Deferred, not fully paid - account balance	-

Group:
Amount of income payable	12
Fully paid - account balance	18,996
Not fully paid - account balance	-

Accident and health insurance - premiums in-force:
Other	$-
Group	-
Credit	-

Deposit funds and dividend accumulations:
Deposit funds - account balance	$-
Dividend accumulations - account balance	-

Claim payments in 2021:
Group accident & health:
2021	$-
2020	-
2019	-
2018	-
2017	-
Prior	-

Other accident & health:
2021	-
2020	-
2019	-
2018	-
2017	-
Prior	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2021

(in millions)

1. The Company’s total admitted assets as of December 31, 2021 are $95.2 billion.

The Company’s total admitted assets, excluding separate accounts, as of December 31, 2021 are $49.7 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	AIG DECO Fund I LP	OIA- LP	$711	1.40%
b.	AIG Global Real Estate Investment Corp	OIA	365	0.70
c.	Amazon.com, Inc.	Bonds	323	0.70
d.	AIG Home Loan	OIA	247	0.50
e.	Oracle Corporation	Bonds	234	0.50
f.	Microsoft Corporation	Bonds	219	0.40
g.	Verizon Communications Inc.	Bonds	213	0.40
h.	Duke Energy Corporation	Bonds	193	0.40
i.	JPMorgan Chase & Co.	Bonds	184	0.40
j.	California, State of	Bonds	182	0.40

3. The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks

NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$21,344	43.00%	P/RP - 1	$1	-%
NAIC - 2	14,600	29.40	P/RP - 2	-	-
NAIC - 3	1,428	2.90	P/RP - 3	2	-
NAIC - 4	738	1.50	P/RP - 4	-	-
NAIC - 5	339	0.70	P/RP - 5	3	-
NAIC - 6	92	0.20	P/RP - 6	-	-

4. Assets held in foreign investments:

		Amount	Percentage of Total Admitted Assets
a.	Total admitted assets held in foreign investments	$8,430	17.00%
b.	Foreign currency denominated investments	2,239	4.50
c.	Insurance liabilities denominated in that same foreign currency	-	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$7,283	14.70%
b.	Countries rated NAIC - 2	872	1.80
c.	Countries rated NAIC - 3 or below	275	0.60

6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$2,167	4.40%
	Country 2: Australia	1,229	2.50
b.	Countries rated NAIC - 2
	Country 1: Mexico	287	0.60
	Country 2: Indonesia	156	0.30
c.	Countries rated NAIC - 3 or below
	Country 1: Colombia	115	0.20
	Country 2: Turkey	24	-

7. Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$1,264	2.50%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$1,259	2.50%
b.	Countries rated NAIC - 2	3	-
c.	Countries rated NAIC - 3 or below	2	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$1,246	2.50%
	Country 2: Ireland	330	0.70
b.	Countries rated NAIC - 2
	Country 1: Peru	2	-
	Country 2: Mexico	1	-
c.	Countries rated NAIC - 3 or below
	Country 1: Brazil	1	-
	Country 2: Turkey	-	-

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets
a.	5555187 Get Living London EV Holdco Limited	MORTGAGE LOAN	$134	0.30%
b.	Royal Dutch Shell plc	NAIC 1 - Bonds	130	0.30
c.	Dexus	NAIC 1 - Bonds	122	0.20
d.	Banco Santander, S.A.	NAIC 1 & 2 - Bonds	104	0.20
e.	5555143 GS London Portfolio II Unit Trust	MORTGAGE LOAN	101	0.20
f.	Vodafone Group Plc	NAIC 1 - Bonds	100	0.20
g.	5555149 DV4 Eadon CO. Limited	MORTGAGE LOAN	94	0.20
h.	GPT Group, The	NAIC 1 - Bonds	85	0.20
i.	Fosse Master Issuer PLC 2007-1	NAIC 1 - Bonds	80	0.20
j.	5555138 Victory House (2017) Limited	MORTGAGE LOAN	73	0.10
11. Assets held in Canadian investments are less than 2.5% of the reporting entity’s total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	AIG DECO Fund I LP	$711	1.40%
b.	AIG Global Real Estate Investment Corp	365	0.70
c.	AIG Home Loan	247	0.50
d.	Marina	56	0.10
e.	MARSHALL WACE FUNDS	51	0.10
f.	AIG Equity Alpha Fund LLC	44	0.10
g.	Platinum Equity LLC	44	0.10
h.	Carlyle Group	41	0.10
i.	East Alpha Commodity Fund Limited	35	0.10
j.	1105 West Peachtree	34	0.10

14. Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$1,286	2.60%

Largest three investments held in nonaffiliated, privately placed equities:
a.	AIG DECO Fund I LP	$711	1.40%
b.	AIG Home Loan 3 LLC	247	0.50
c.	Marina	56	0.10

Ten largest fund managers:

Fund Manager		Total Invested	Diversified	Non- diversified
a.	AIG DECO Fund I LP	$711	$711	$-
b.	AIG Global Real Estate Investment Corp	365	-	365
c.	AIG Home Loan	247	247	-
d.	Marina	56	-	56
e.	MARSHALL WACE FUNDS	51	51	-
f.	AIG Equity Alpha Fund LLC	44	44	-
g.	Platinum Equity LLC	44	44	-
h.	Carlyle Group	41	41	-
i.	East Alpha Commodity Fund Limited	35	35	-
j.	1105 West Peachtree	34	-	34

15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets
a.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	$134	0.30%
b.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002626, NY	110	0.20
c.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR	101	0.20
d.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002642, FL	100	0.20
e.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555149, GBR	94	0.20
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002507, NY	90	0.20
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002282, HI	89	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002587, NY	88	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002157, NY	87	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002538, CA	81	0.20

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		Amount	Percentage of Total Admitted Assets
a.	Construction loans	$188	0.40%
b.	Mortgage loans over 90 days past due	81	0.20
c.	Mortgage loans in the process of foreclosure	-	-
d.	Mortgage loans foreclosed	-	-
e.	Restructured mortgage loans	1	-

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan-to-Value		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	above 95%	$-	-%	$31	0.10%	$-	-%

b.	91% to 95%	-	-	-	-	-	-

c.	81% to 90%	3	-	75	0.20	-	-

d.	71% to 80%	29	-	536	1.10	-	-

e.	below 70%	142	-	5,881	11.80	-	-

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Securities lending (do not include assets held as collateral for such transactions)	$669	1.30%	$910	$899	$818
b. Repurchase agreements	48	0.10	33	32	34
c. Reverse repurchase agreements	-	-	-	-	-
d. Dollar repurchase agreements	-	-	-	-	-
e. Dollar reverse repurchase agreements	-	-	-	-	-

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. Hedging	$-	-%	$-	-%

b. Income generation	-	-	-	-

c. Other	-	-	-	-

22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$45	0.10%	$53	$50	$47
b. Income generation	-	-	-	-	-
c. Replications	-	-	-	-	-
d. Other	-	-	-	-	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)

DECEMBER 31, 2021

(in millions)

23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$19	-%	$26	$30	$16
b. Income generation	-	-	-	-	-
c. Replications	-	-	-	-	-
d. Other	-	-	-	-	-

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2021

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$617	1.3%	$617	$-	$617	1.3%
All other governments	1,215	2.5	1,215	-	1,215	2.5
U.S. states, territories and possessions, etc. guaranteed	311	0.6	311	-	311	0.6
U.S. political subdivisions of states, territories, and possessions, guaranteed	185	0.4	185	-	185	0.4
U.S. special revenue and special assessment obligations, etc. non-guaranteed	3,330	6.8	3,330	-	3,330	6.8
Industrial and miscellaneous	31,962	65.5	31,962	-	31,962	65.5
Hybrid securities	115	0.2	115	-	115	0.2
Parent, subsidiaries and affiliates	-	-	-	-	-	-
SVO identified funds	-	-	-	-	-	-
Unaffiliated Bank loans	803	1.6	803	-	803	1.6
Total long-term bonds	38,538	78.9	38,538	-	38,538	78.9
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	6	-	6	-	6	-
Parent, subsidiaries and affiliates	-	-	-	-	-	-
Total preferred stocks	6	-	6	-	6	-
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	2	-	2	-	2	-
Industrial and miscellaneous Other (Unaffiliated)	17	-	17	-	17	-
Parent, subsidiaries and affiliates Publicly traded	-	-	-	-	-	-
Parent, subsidiaries and affiliates Other	146	0.3	128	-	128	0.3
Mutual funds	-	-	-	-	-	-
Total common stocks	165	0.3	147	-	147	0.3
Mortgage loans:
Farm mortgages	-	-	-	-	-	-
Residential mortgages	174	0.4	174	-	174	0.4
Commercial mortgages	6,477	13.3	6,477	-	6,477	13.3
Mezzanine real estate loans	106	0.2	106	-	106	0.2
Total valuation allowance	(60)	(0.1)	(60)	-	(60)	(0.1)
Total mortgage loans	6,697	13.8	6,697	-	6,697	13.8
Real estate:
Properties occupied by company	5	-	5	-	5	-
Properties held for production of income	-	-	-	-	-	-
Properties held for sale	-	-	-	-	-	-
Total real estate	5	-	5	-	5	-
Cash, cash equivalents and short-term investments:
Cash	(107)	(0.2)	(107)	551	444	0.9
Cash equivalents	45	0.1	45	-	45	0.1
Short-term investments	1	-	1	-	1	-
Total cash, cash equivalents and short-term investments	(61)	(0.1)	(61)	551	490	1.0
Contract loans	458	0.9	458	-	458	0.9

Derivatives	236	0.5	236	-	236	0.5

Other invested assets	2,143	4.4	2,137	-	2,137	4.4

Receivables for securities	94	0.2	94	-	94	0.2

Securities lending	551	1.1	551	XXX	XXX	XXX

Other invested assets	3	-	3	-	3	-
Total invested assets	$48,835	100.0%	$48,811	$551	$48,811	100.0%

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2021

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] N/A [ X ]

2.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes [ ] No [ ] N/A [ X ]

3.

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more features which may result in delays in payment in form of in fact:

(a)	Provisions that permit the reporting of losses to be made less frequent than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes [ ] No [ X ]

4.

Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of Contract	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?

Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A

Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		Yes [ ] No [ ] N/A [ X ]

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2021

5.

Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(e)	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] N/A [ ]

(f)	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] N/A [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

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